UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5038

Clearwater Investment Trust
(Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930

(Address of principal executive offices) (Zip code)

Jennifer D. Lammers
Chief Compliance Officer
Fiduciary Counselling, Inc.
2000 Wells Fargo Place, 30 East 7th Street
Saint Paul, Minnesota 55101-4930

(Name and address of agent for service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
200 Clarendon Street, 27th floor
Boston, MA 02116-5021

(Name and address for agent for service)

Registrant’s telephone number, including area code: 651-228-0935

Date of fiscal year end: December 31, 2009
Date of reporting period: March 31, 2010

          Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

          A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
March 31, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Common stocks:
Consumer discretionary:
800	AARON S INC	$24,772	26,672
2,300	ABERCROMBIE + FITCH CO	50,218	104,972
2,900	ADVANCE AUTO PARTS	103,545	121,568
4,200	AEROPOSTALE (b)	103,215	121,086
8,150	AMAZON COM INC (b)	416,559	1,106,200
3,300	AMERICAN EAGLE OUTFITTERS INC	33,099	61,116
2,100	AUTOLIV	50,385	108,213
1,200	AUTOZONE INC (b)	111,271	207,708
7,975	BED BATH + BEYOND INC (b)	241,621	348,986
8,450	BEST BUY CO INC	232,128	359,463
1,400	BIG LOTS INC (b)	15,477	50,988
2,800	BJS WHSL CLUB INC (b)	93,845	103,572
3,800	BORG WARNER INC (b)	107,106	145,084
10,450	BRINKER INTL INC	144,107	201,476
8,300	BROCADE COMMUNICATIONS SYS INC (b)	52,215	47,393
6,400	CABLEVISION SYSTEMSNY GRPA	85,854	154,496
5,468	CARMAX INC (b)	78,791	137,356
15,200	CARNIVAL CORP	481,560	590,976
14,043	CBS CORPCLASS B NON VOTING	273,383	195,759
1,200	CENTRAL EUROPEAN MEDIA ENTERPR (b)	24,318	35,172
5,100	CHICOS FAS INC	55,562	73,542
1,000	CHIPOTLE MEXICAN GRILL INC (b)	83,937	112,670
4,500	CLEAR CHANNEL OUTDOOR CL A (b)	27,962	47,745
7,500	COACH INC	71,549	296,400
75,567	COMCAST CORP NEW	1,337,579	1,422,171
2,600	COPART INC (b)	76,486	92,560
11,800	COSTCO WHSL CORP NEW	446,725	704,578
4,200	DARDEN RESTAURANTS INC	109,766	187,068
1,500	DICKS SPORTING GOODS INC (b)	24,803	39,165
23,748	DIRECTV CLASS A (b)	390,682	802,920
5,196	DISCOVERY COMMUNICATIONS INC (b)	72,366	152,814
5,700	DISH NETWORK CORP A	174,889	118,674
2,000	DOLBY LABORATORIES INC CL A (b)	43,420	117,340
2,500	DOLLAR TREE INC (b)	70,662	148,050
6,900	DR HORTON INC	46,031	86,940
3,600	DREAMWORKS ANIMATION SKG (b)	77,238	141,804
6,220	EXPEDIA INC DEL	124,528	155,251
5,600	FAMILY DLR STORES INC	141,708	205,016
3,000	FOOT LOCKER INC	40,394	45,120
83,163	FORD MOTOR CO (b)	506,171	1,045,359
4,300	FORTUNE BRANDS INC	149,332	208,593
5,100	GAMESTOP CORP CLASS A (b)	46,725	111,741
3,100	GANNETT INC	25,746	51,212
12,000	GAP INC/THE	191,181	277,320
2,200	GARMIN LTD	40,557	84,656
7,900	GENTEX CORP	112,612	153,418
5,050	GENUINE PARTS CO	153,969	213,312
4,200	GOODYEAR TIRE AND RUBBER (b)	114,093	53,088
1,600	GUESS? INC	59,816	75,168
2,081	HANESBRANDS INC (b)	53,684	57,893
6,750	HARLEY DAVIDSON INC	39,547	189,473
4,300	HARMAN INTERNATIONAL	74,799	201,154
4,700	HASBRO INC	119,921	179,916
6,600	HERTZ GLOBAL HOLDINGS INC (b)	37,676	65,934
42,725	HOME DEPOT INC	255,620	1,382,154
2,710	IAC/INTERACTIVECORP (b)	66,598	61,625
15,600	INTERPUBLIC GROUP OF COS INC (b)	40,950	129,792
7,800	INTL GAME TECHNOLOGY	211,426	143,910

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
March 31, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Consumer discretionary (Cont’d):
5,300	J C PENNEY INC	$210,583	170,501
16,250	JOHNSON CONTROLS INC	290,930	536,088
1,200	KB HOME	31,938	20,100
8,450	KOHLS CORP (b)	127,787	462,891
2,800	LAMAR ADVERTISING COCL A (b)	29,498	96,180
6,200	LAS VEGAS SANDS CORP (b)	42,935	131,130
3,700	LEGGETT + PLATT INC	74,495	80,068
4,700	LENNAR CORPCL A	64,339	80,887
4,440	LIBERTY MEDIA CORP CAP SER A (b)	22,396	161,483
16,837	LIBERTY MEDIA CORP INTER A (b)	134,351	257,774
1,272	LIBERTY MEDIA STARZ SERIES A (b)	18,267	69,553
41,500	LOWES COS INC	765,581	1,005,960
8,090	LTD BRANDS INC	92,851	199,176
9,300	MACYS INC	172,825	202,461
1,600	MADISON SQUARE GAR INCA (b)	18,242	34,768
10,169	MARRIOTT INTERNATIONAL CL A	192,971	320,527
8,700	MATTEL INC	164,712	197,838
29,500	MCDONALDS CORP	1,053,307	1,968,240
6,890	MCGRAW HILL COMPANIES INC	208,301	245,629
2,200	MDC HOLDINGS INC	73,073	76,142
3,700	MGM MIRACE INC (b)	23,921	44,400
1,800	MOHAWK INDS INC (b)	128,808	97,884
800	NETFLIX INC (b)	32,332	58,992
4,200	NEWELL RUBBERMAID INC	97,738	63,840
69,975	NEWS CORPCL A	910,346	1,008,340
8,800	NIKE INC CL B	324,896	646,800
4,300	NORDSTROM INC	45,233	175,655
100	NVR INC (b)	51,543	72,650
4,500	OFFICE DEPOT INC (b)	65,209	35,910
7,495	OMNICOM GROUP	278,273	290,881
4,200	OREILLY AUTOMOTIVE INC (b)	144,100	175,182
1,500	PANERA BREAD COMPANY CLASS A (b)	69,668	114,735
1,900	PENN NATIONAL GAMING INC (b)	71,272	52,820
2,900	PETSMART INC	64,210	92,684
1,500	PHILLIPS VAN HEUSEN	61,290	86,040
1,500	POLO RALPH LAUREN CORP	31,320	127,560
1,100	PRICELINECOM INC (b)	120,841	280,500
10,400	PULTE GROUP INC (b)	106,280	117,000
6,200	RADIOSHACK CORP	75,547	140,306
6,000	REGAL ENTERTAINMENT GROUPA	86,655	105,420
3,500	ROSS STORES INC	80,292	187,145
2,000	ROYAL CARIBBEAN CRUISES LTD (b)	25,110	65,980
2,300	SCRIPPS NETWORKS INTERCL A	91,239	102,005
1,227	SEARS HLDGS CORP (b)	78,518	133,044
3,000	SHERWIN WILLIAMS CO/THE	150,183	203,040
2,600	SIGNET JEWELERS LTD (b)	52,469	84,084
1,400	SNAP ON INC	52,729	60,676
4,557	STANLEY BLACK DECKER INC	173,443	261,617
19,350	STAPLES INC	327,531	452,597
18,450	STARBUCKS CORP (b)	249,339	447,782
5,010	STARWOOD HOTELS + RESORTS INC	224,617	233,666
22,700	TARGET CORP	858,004	1,194,020
1,900	THOR INDUSTRIES INC	22,316	57,399
4,200	TIFFANY + CO	122,192	199,458
9,279	TIME WARNER CABLE INC	408,963	494,663
30,733	TIME WARNER INC	788,784	961,021
10,347	TJX COMPANIES INC	205,891	439,954
4,700	TOLL BROS INC (b)	102,805	97,760
800	TRW AUTOMOTIVE HLDGS CORP (b)	18,216	22,864

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
March 31, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Consumer discretionary (Cont’d):
3,227	URBAN OUTFITTERS INC (b)	$61,562	122,723
2,900	V F CORP	180,557	232,435
16,457	VIACOM INC CLASS B (b)	520,692	565,792
7,400	VIRGIN MEDIA INC	115,726	127,724
3,166	WABCO HLDGS INC	71,725	94,727
700	WABTEC CORP	25,603	29,484
57,096	WAL MART STORES INC	2,638,122	3,174,538
48,860	WALT DISNEY CO/THE	1,096,498	1,705,703
100	WASHINGTON POST CLASS B	43,247	44,418
9,090	WENDYS/ARBYS GROUP INCA	56,673	45,450
2,300	WHIRLPOOL CORP	98,184	200,675
1,000	WILEY JOHN + SONS INC	40,649	43,280
600	WMS INDUSTRIES INC (b)	24,981	25,164
5,475	WYNDHAM WORLDWIDE CORP	24,501	140,872
1,600	WYNN RESORTS LTD (b)	42,372	121,328
11,416	YUM BRANDS INC	146,079	437,575
		24,238,842	36,779,458	11.88%
Consumer staples:
1,600	ALBERTO CULIVER CO	38,952	41,840
57,100	ALTRIA GROUP INC	597,136	1,171,692
17,800	ARCHER DANIELS MIDLAND CO	407,181	514,420
12,162	AVON PRODS INC	310,053	411,927
3,144	BROWN FORMAN CORP CLASS B	115,946	186,911
3,200	BUNGE LIMITED	255,908	197,216
7,300	CAMPBELL SOUP CO	204,835	258,055
1,500	CENTRAL EUROPEAN DISTR CORP (b)	21,353	52,515
3,000	CHURCH AND DWIGHT CO INC	157,235	200,850
3,600	CLOROX CO	190,920	230,904
62,559	COCA COLA CO/THE	2,496,137	3,440,745
6,200	COCA COLA ENTERPRISES INC	118,931	171,492
12,390	COLGATE PALMOLIVE CO	727,954	1,056,371
15,000	CONAGRA INC	326,418	376,050
4,600	CONSTELLATION BRANDS INC (b)	63,227	75,624
1,300	CORN PRODUCTS INTL INC	29,972	45,058
40,522	CVS CAREMARK CORP	863,946	1,481,484
3,700	DEAN FOODS CO NEW (b)	73,612	58,053
5,773	DEL MONTE FOODS CO	57,723	84,286
6,000	DR PEPPER SNAPPLE GROUP INC	125,060	211,020
2,667	ESTEE LAUDER COMPANIES CL A	103,843	173,008
1,200	FLOWERS FOODS INC	25,434	29,688
8,100	GENERAL MILLS INC	400,558	573,399
800	GREEN MTN COFFEE ROASTERS (b)	44,948	77,456
1,600	HANSEN NATURAL CORP (b)	61,969	69,408
1,900	HERBALIFE LTD	52,204	87,628
3,100	HERSHEY CO / THE	120,285	132,711
8,075	HJ HEINZ CO	303,404	368,301
3,100	HORMEL FOODS CORP	111,616	130,231
2,700	JM SMUCKER CO/THE	124,838	162,702
5,600	KELLOGG CO	258,254	299,208
10,250	KIMBERLY CLARK CORP	587,793	644,520
43,938	KRAFT FOODS INC A W/I	872,534	1,328,685
18,800	KROGER CO	343,049	407,208
3,300	LORILLARD INC	157,432	248,292
2,800	MCCORMICK+ CO INC NON VTG SHRS	97,399	107,408
4,800	MEAD JOHNSON NUTRITION CO	225,648	249,744
2,400	MOLSON COORS BREWING CO B	78,697	100,944
1,000	NBTY INC (b)	21,300	47,980
42,862	PEPSICO INC	1,914,535	2,835,750
53,800	PHILIP MORRIS INTERNATIONAL	1,188,358	2,806,208

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
March 31, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Consumer staples (Cont’d):
78,289	PROCTER AND GAMBLE CO	$2,410,556	4,953,345
2,100	RALCORP HLDGS INC (b)	128,338	142,338
3,300	REYNOLDS AMERICAN INC	124,559	178,134
10,119	SAFEWAY INC	198,581	251,558
20,650	SARA LEE CORP	225,034	287,655
5,400	SMITHFIELD FOODS INC (b)	108,846	111,996
4,606	SUPERVALU INC	89,569	76,828
14,000	SYSCO CORP	285,312	413,000
2,100	TERRA INDUSTRIES INC	102,659	96,096
9,527	TYSON FOODS INC (DEL)	111,286	182,442
23,050	WALGREEN CO	270,653	854,925
3,000	WHOLE FOODS MKT INC (b)	64,425	108,450
		18,396,407	28,803,759	9.30%
Energy:
14,546	ANADARKO PETE CORP	641,100	1,059,385
8,334	APACHE CORP	370,833	845,901
7,500	BAKER HUGHES INC	443,015	351,300
10,000	BJ SERVICES CO	226,632	214,000
1,804	CABOT OIL+ GAS CORP	57,973	66,387
5,000	CAMERON INTERNATIONAL CORP (b)	131,489	214,300
15,086	CHESAPEAKE ENERGY CORP	355,404	356,633
52,095	CHEVRON CORP	2,701,263	3,950,364
2,800	CIMAREX ENERGY CO	154,862	166,264
3,200	CONCHO RESOURCES INC (b)	107,893	161,152
39,144	CONOCOPHILLIPS	1,303,880	2,002,998
4,631	CONSOL ENERGY INC	120,948	197,558
1,000	CONTINENTAL RESOURCES INC/OK (b)	20,765	42,550
13,422	DENBURY RESOURCES INC (b)	174,151	226,429
13,323	DEVON ENERGY CORPORATION	665,221	858,401
1,700	DIAMOND OFFSHORE DRILLING	159,726	150,977
4,100	DRESSER RAND GROUP INC (b)	134,747	128,822
17,400	EL PASO CORP	139,789	188,616
3,054	ENSCO INTERNATIONAL SPON ADR (d)	129,263	136,758
7,900	EOG RESOURCES INC	319,223	734,226
3,700	EXCO RES INC	56,238	68,006
7,000	EXTERRAN HLDGS INC (b)	145,915	169,190
129,533	EXXON MOBIL CORP	6,357,024	8,676,120
3,200	FMC TECHNOLOGIES INC (b)	138,073	206,816
4,100	FRONTIER OIL CORP	57,462	55,350
22,858	HALLIBURTON CO	509,109	688,712
2,200	HELIX ENERGY SOLUTIONS GROUP (b)	23,551	28,666
3,100	HELMERICH AND PAYNE INC	39,003	118,048
6,600	HESS CORP	450,982	412,830
1,200	HOLLY CORP	22,578	33,492
22,786	MARATHON OIL CORP	606,284	720,949
4,100	MARINER ENERGY INC (b)	52,383	61,377
2,000	MASSEY ENERGY CORP	68,948	104,580
5,200	MURPHY OIL CORP	172,519	292,188
5,400	NABORS INDUSTRIES LTD (b)	164,133	106,002
9,622	NATIONAL OILWELL VARCO INC	245,031	390,461
5,142	NEWFIELD EXPLORATION CO (b)	222,527	267,641
4,200	NOBLE ENERGY INC	158,333	306,600
20,214	OCCIDENTAL PETE CORP	397,871	1,708,892
2,000	OCEANEERING INTL INC (b)	102,370	126,980
900	OIL STATES INTERNATIONAL INC (b)	54,464	40,806
5,600	PATTERSON UTI ENERGY INC	114,212	78,232
6,700	PEABODY ENERGY CORP	188,391	306,190
3,200	PIONEER NATURAL RESOURCES CO	48,507	180,224
3,300	PLAINS EXPLORATION + PRODUCT (b)	92,785	98,967

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
March 31, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Energy (Cont’d):
5,600	PRIDE INTERNATIONAL INC (b)	$176,387	168,616
5,810	QUICKSILVER RESOURCES INC (b)	119,305	81,747
4,800	RANGE RESOURCES CORP	198,185	224,976
1,100	ROWAN COMPANIES INC (b)	50,419	32,021
4,700	SANDRIDGE ENERGY INC (b)	41,069	36,190
31,400	SCHLUMBERGER LTD	1,678,586	1,992,644
5,200	SMITH INTERNATIONAL INC	112,076	222,664
9,300	SOUTHWESTERN ENERGY CO (b)	163,645	378,696
2,400	SUNOCO INC	50,440	71,304
4,700	SUPERIOR ENERGY SERVICES INC (b)	169,835	98,794
1,800	TESORO CORP	28,809	25,020
2,300	TIDEWATER INC	118,715	108,721
10,710	VALERO ENERGY CORP	111,500	210,987
1,300	WHITING PETROLEUM CORP (b)	73,761	105,092
20,275	WILLIAMS COS INC	386,539	468,353
12,846	XTO ENERGY INC	369,473	606,074
		22,695,607	32,132,239	10.38%
Financials:
2,300	AFFILIATED MANAGERS GROUP INC (b)	146,986	181,700
12,750	AFLAC INC	379,502	692,198
700	ALEXANDRIA REAL ESTATE EQUIT	25,015	47,320
2,700	ALLIED WORLD ASSURANCE COMPANY	86,630	121,095
10,500	ALLSTATE CORP	409,968	339,255
4,829	AMB PROPERTY CORP	161,507	131,542
28,233	AMERICAN EXPRESS CO	943,883	1,164,894
1,800	AMERICAN FINANCIAL GROUP INC	29,745	51,210
2,600	AMERICAN INTERNATIONAL GROUP (b)	40,854	88,764
2,700	AMERICREDIT CORP (b)	31,865	64,152
7,191	AMERIPRISE FINANCIAL INC	278,023	326,184
14,400	ANNALY CAPITAL MANAGEMENT INC	233,405	247,392
7,000	AON CORP	213,108	298,970
6,028	APARTMENT INVT + MGMT CO	121,929	110,975
1,600	ARCH CAPITAL GROUP LTD (b)	101,982	122,000
1,600	ARTHUR J GALLAGHER + CO	34,040	39,280
2,000	ASPEN INSURANCE HOLDINGS LTD	45,330	57,680
4,100	ASSOCIATED BANCCORP	116,092	56,580
4,300	ASSURANT INC	180,126	147,834
1,834	AVALONBAY COMMUNITIES INC	136,479	158,366
5,100	AXIS CAPITAL HOLDINGS LTD	187,376	159,426
3,400	BANCORPSOUTH INC	62,679	71,264
255,165	BANK OF AMERICA CORP	6,037,640	4,554,695
34,001	BANK OF NEW YORK MELLON CORP	1,012,806	1,049,951
23,158	BB+T CORP	586,647	750,088
600	BLACKROCK INC	110,619	130,656
3,688	BOSTON PROPERTIES INC	200,830	278,223
6,500	BRANDYWINE RLTY TR	106,523	79,365
1,100	BRE PROPERTIES INC	25,471	39,325
2,600	BROWN + BROWN INC	50,447	46,592
900	CAMDEN PROPERTY TRUST	24,791	37,467
11,447	CAPITAL ONE FINANCIAL CORP	360,144	474,020
6,900	CAPITALSOURCE INC	23,267	38,571
3,700	CB RICHARD ELLIS GROUP INC (b)	84,241	58,645
14,200	CHIMERA INVESTMENT CORP	49,341	55,238
8,000	CHUBB CORP	365,714	414,800
2,756	CINCINNATI FINANCIAL CORP	103,501	79,648
497,015	CITIGROUP INC (b)	2,997,815	2,012,911
1,300	CITY NATL CORP	47,574	70,161
1,773	CME GROUP INC	507,511	560,463
4,300	COMERICA INC	217,302	163,572

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
March 31, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Financials (Cont’d):
900	CORPORATE OFFICE PROPERTIES	$25,241	36,117
2,800	CORRECTIONS CORP OF AMERICA (b)	56,290	55,608
2,300	DIGITAL REALTY TRUST INC	91,488	124,660
20,987	DISCOVER FINANCIAL SERVICES	310,849	312,706
2,800	DOUGLAS EMMETT INC	24,514	43,036
2,500	DUKE REALTY CORP	64,721	31,000
900	ENDURANCE SPECIALTY HOLDINGS	25,106	33,435
5,416	EQUITY RESIDENTIAL	174,162	212,036
2,900	ERIE INDEMNITY COMPANY CL A	151,861	125,077
2,400	EVEREST REINSURANCE GROUP LTD	184,908	194,232
900	FEDERAL REALTY INVS TRUST	48,629	65,529
3,000	FEDERATED INVESTORS INC CL B	71,403	79,140
6,281	FIDELITY NATIONAL FINL INC	104,831	93,084
17,400	FIFTH THIRD BANCORP	138,329	236,466
900	FIRST AMERICAN CORPORATION	28,508	30,456
600	FIRST CITIZENS BANCSHARES INC	86,506	119,256
16,077	FIRST HORIZON NATIONAL CORP (b)	213,302	225,878
3,200	FIRST NIAGARA FINANCIAL GROUP INC	37,456	45,504
4,659	FRANKLIN RESOURCES INC	306,937	516,683
3,500	FULTON FINANCIAL CORP	37,748	35,665
15,500	GENWORTH FINANCIAL INC (b)	192,577	284,270
13,000	GLG PARTNERS INC (b)	48,200	39,910
13,426	GOLDMAN SACHS GROUP INC	1,422,609	2,290,878
400	GREENHILL + CO INC	27,762	32,836
1,200	HANOVER INSURANCE GROUP INC	51,342	52,332
7,800	HARTFORD FINANCIAL SVCS GRP	284,978	221,676
1,000	HCC INSURANCE HOLDINGS INC	24,155	27,600
7,100	HCP INC	118,485	234,300
4,000	HEALTH CARE REIT INC	162,580	180,920
1,800	HOSPITALITY PROPERTIES TRUST	23,967	43,110
14,422	HOST HOTELS + RESORTS INC	138,467	211,282
6,400	HRPT PROPERTIES TRUST	56,139	49,792
9,800	HUDSON CITY BANCORP INC	155,183	138,768
11,100	HUNTINGTON BANCSHARES INC	51,227	59,607
2,100	INTERCONTINENTALEXCHANGE INC (b)	266,834	235,578
9,000	INVESCO LTD	201,525	197,190
1,200	INVESTMENT TECHNOLOGY GROUP (b)	25,026	20,028
7,200	JANUS CAP GROUP INC	93,054	102,888
2,700	JEFFERIES GROUP INC (NEW)	64,508	63,909
1,500	JONES LANG LASALLE INC	86,453	109,335
99,246	JPMORGAN CHASE + CO	3,049,718	4,441,259
12,900	KEYCORP NEW	160,418	99,975
11,901	KIMCO REALTY CORP	259,284	186,132
6,152	LEGG MASON INC	147,960	176,378
3,500	LEUCADIA NATIONAL CORP (b)	126,468	86,835
1,100	LIBERTY PROPERTY TRUST	24,811	37,334
9,248	LINCOLN NATIONAL CORP	312,337	283,914
6,700	LOEWS CORP	155,821	249,776
700	M T BANK CORP	50,526	55,566
5,323	MACERICH CO/THE	142,092	203,924
5,200	MACKCALI REALTY CORP	157,688	183,300
600	MARKEL CORP (b)	203,366	224,796
12,578	MARSH + MCLENNAN COS INC	320,563	307,155
15,699	MARSHALL + ILSLEY CORP NEW	149,084	126,377
7,800	MBIA INC (b)	38,883	48,906
1,300	MERCURY GENERAL CORP	38,019	56,836
15,500	METLIFE INC	496,043	671,770
4,400	MOODYS CORP	173,138	130,900
35,560	MORGAN STANLEY	1,051,333	1,041,552

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
March 31, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Financials (Cont’d):
600	MORNINGSTAR INC (b)	$26,109	28,854
2,700	MSCI INC (b)	77,567	97,470
4,000	NASDAQ OMX GROUP/THE (b)	124,060	84,480
1,500	NATIONWIDE HEALTH PPTYS INC	48,338	52,725
9,749	NEW YORK COMMUNITY BANCORP INC	112,805	161,248
8,802	NORTHERN TRUST CORP	425,024	486,399
6,500	NYSE EURONEXT	317,543	192,465
8,925	OLD REPUBLIC INTL CORP	135,413	113,169
2,100	ONEBEACON INSURANCE GROUP LTD	46,442	36,225
1,000	PARTNERRE LTD	66,204	79,720
6,023	PEOPLES UNITED FINANCIAL INC	94,488	94,200
5,485	PLUM CREEK TIMBER CO INC	142,391	213,421
14,625	PNC FINANCIAL SERVICES GROUP INC	625,890	873,113
32,200	POPULAR INC	71,645	93,702
7,450	PRINCIPAL FINANCIAL GROUP	258,099	217,615
17,748	PROGRESSIVE CORP OHIO	307,204	338,809
11,872	PROLOGIS	262,406	156,710
2,200	PROTECTIVE LIFE CORP	24,849	48,378
10,600	PRUDENTIAL FINANCIAL INC	388,745	641,300
3,691	PUBLIC STORAGE	271,725	339,535
2,825	RAYMOND JAMES FINANCIAL INC	70,271	75,541
2,700	REALTY INCOME CORP	66,843	82,863
3,900	REGENCY CENTERS CORP	103,877	146,133
23,099	REGIONS FINANCIAL CORP NEW	98,977	181,327
2,900	RENAISSANCERE HOLDINGS LTD	136,231	164,604
24,200	SCHWAB CHARLES CORP	239,164	452,298
5,400	SEI INVESTMENTS CO	74,937	118,638
1,500	SENIOR HOUSING PROP TRUST	25,073	33,225
7,995	SIMON PROPERTY GROUP INC	497,755	670,781
1,500	SL GREEN REALTY CORP	32,888	85,905
11,200	SLM CORP (b)	149,572	140,224
3,300	ST JOE CO/THE (b)	98,033	106,755
13,535	STATE STREET CORPORATION	579,744	610,970
14,334	SUNTRUST BKS INC	249,943	384,008
6,400	T ROWE PRICE GROUP INC	128,107	351,552
2,100	TAUBMAN CENTERS INC	62,942	83,832
3,900	TCF FINANCIAL CORP	33,574	62,166
7,566	TD AMERITRADE HOLDING CORP (b)	121,495	144,208
5,700	TFS FINANCIAL CORP	68,529	76,095
5,000	TORCHMARK INC	223,439	267,550
1,100	TRANSATLANTIC HOLDINGS INC	71,062	58,080
14,088	TRAVELERS COS INC/THE	553,459	759,907
2,400	UDR INC	24,876	42,336
4,000	UNITRIN INC	101,606	112,200
8,900	UNUM GROUP	140,762	220,453
49,185	US BANCORP DEL	1,083,267	1,272,908
1,100	VALIDUS HOLDINGS LTD	23,557	30,283
5,613	VALLEY NATL BANCORP	95,555	86,272
4,700	VENTAS INC	202,147	223,156
12,000	VISA INC	954,352	1,092,360
3,244	VORNADO REALTY TRUST	240,879	245,571
3,200	WADDELL + REED FINANCIAL INC	83,222	115,328
5,200	WASHINGTON FEDERAL INC	71,016	105,664
1,900	WEINGARTEN REALTY INVESTORS	25,128	40,964
133,945	WELLS FARGO + CO NEW	2,479,901	4,168,368
2,800	WHITNEY HOLDING CORP	53,158	38,612
1,900	WILMINGTON TRUST CORP (b)	24,197	31,483
5,206	WR BERKLEY CORP	157,149	135,825
7,225	XL CAPITAL LTD	92,119	136,553

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
March 31, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Financials (Cont’d):
3,500	ZIONS BANCORPORATION	$167,964	76,370
		43,147,820	48,977,837	15.81%
Healthcare:
42,135	ABBOTT LABORATORIES	1,725,071	2,219,672
10,600	AETNA INC	167,862	372,166
2,000	ALEXION PHARMACEUTICALS INC (b)	77,450	108,740
6,386	ALLERGAN INC	259,743	417,134
7,200	AMERISOURCEBERGEN CORP	115,968	208,224
27,450	AMGEN INC (b)	415,618	1,640,412
2,700	AMYLIN PHARMACEUTICALS INC (b)	82,493	60,723
17,300	BAXTER INTERNATIONAL INC	585,541	1,006,860
1,900	BECKMAN COULTER INC	99,749	119,320
6,400	BECTON DICKINSON + CO	410,281	503,872
7,150	BIOGEN IDEC INC (b)	90,430	410,124
2,300	BIOMARIN PHARMACEUTICAL INC (b)	67,195	53,751
32,550	BOSTON SCIENTIFIC CORP (b)	361,757	235,011
47,300	BRISTOL MYERS SQUIBB CO	1,143,934	1,262,910
7,450	CARDINAL HEALTH INC	276,076	268,424
3,875	CAREFUSION CORP (b)	111,234	102,416
12,136	CELGENE CORP (b)	433,140	751,947
1,800	CEPHALON INC (b)	99,644	122,004
800	CHARLES RIVER LABORATORIES (b)	24,460	31,448
7,200	CIGNA CORP	116,553	263,376
3,000	COMMUNITY HEALTH SYSTEMS INC (b)	97,596	110,790
1,400	COVANCE INC (b)	82,457	85,946
2,546	COVENTRY HEALTH CARE INC (b)	100,005	62,937
2,200	CR BARD INC	143,930	190,564
3,225	DAVITA INC (b)	123,269	204,465
2,900	DENDREON CORP (b)	74,487	105,763
3,700	DENTSPLY INTERNATIONAL INC	102,583	128,945
1,900	EDWARDS LIFESCIENCES CORP (b)	118,152	187,872
26,994	ELI LILLY CO	1,052,349	977,723
5,300	ENDO PHARMACEUTICALS HLDGS (b)	116,324	125,557
6,900	EXPRESS SCRIPTS INC (b)	329,552	702,144
12,650	FOREST LABORATORIES INC (b)	365,314	396,704
1,600	GENPROBE INC NEW (b)	66,869	80,000
6,600	GENZYME CORP (b)	381,430	342,078
23,860	GILEAD SCIENCES INC (b)	603,150	1,085,153
9,200	HEALTH MGMT ASSOCIATES INC (b)	59,662	79,120
2,450	HEALTH NET INC (b)	64,669	60,932
1,900	HENRY SCHEIN INC (b)	86,167	111,910
3,700	HILLENBRAND INC	88,840	81,363
1,300	HILLROM HOLDINGS INC	38,228	35,373
8,108	HOLOGIC INC (b)	180,379	150,322
6,405	HOSPIRA INC (b)	231,083	362,843
4,100	HUMANA INC (b)	46,352	191,757
1,400	IDEXX LABORATORIES INC (b)	60,410	80,570
3,400	ILLUMINA INC (b)	140,152	132,260
900	INTUITIVE SURGICAL INC (b)	221,425	313,317
1,800	INVERNESS MEDICAL INNOVATIONS (b)	57,627	70,110
72,984	JOHNSON +JOHNSON	2,877,910	4,758,557
1,931	KINETIC CONCEPTS INC (b)	71,019	92,321
8,800	KING PHARMACEUTICALS INC (b)	93,510	103,488
3,200	LABORATORY CORP AMER HLDGS (b)	89,704	242,272
5,773	LIFE TECHNOLOGIES CORP (b)	181,311	301,755
1,950	LINCARE HLDGS INC (b)	58,492	87,516
6,600	MCKESSON CORP	255,058	433,752
12,056	MEDCO HEALTH SOLUTIONS INC (b)	238,755	778,335
1,900	MEDNAX INC (b)	110,240	110,561

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
March 31, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Healthcare (Cont’d):
32,750	MEDTRONIC INC	$499,941	1,474,733
80,478	MERCK CO INC	2,270,379	3,005,853
2,853	MILLIPORE CORP (b)	170,051	301,277
7,500	MYLAN INC (b)	87,384	170,325
600	MYRIAD GENETICS INC (b)	22,005	14,430
1,200	OMNICARE INC	29,082	33,948
2,300	OSI PHARMACEUTICALS INC (b)	76,549	136,965
4,200	PATTERSON COS INC (b)	117,791	130,410
2,900	PERRIGO CO	109,545	170,288
217,390	PFIZER INC	2,286,730	3,728,239
5,400	PHARMACEUTICAL PRODUCT DEVEL	120,112	128,250
4,165	QUEST DIAGNOSTICS INC	169,785	242,778
2,000	RESMED INC (b)	81,990	127,300
12,600	SERVICE CORP INTERNATIONAL	90,438	115,668
8,639	ST JUDE MEDICAL INC (b)	254,799	354,631
7,200	STRYKER CORP	119,192	411,984
12,900	TENET HEALTHCARE CORP (b)	56,567	73,788
10,300	THERMO FISHER SCIENTIFIC INC (b)	318,047	529,832
1,200	UNITED THERAPEUTICS CORP DEL (b)	50,361	66,396
31,502	UNITEDHEALTH GROUP INC	701,261	1,029,170
4,136	UNIVERSAL HEALTH SERVICES	96,639	145,132
1,100	VALEANT PHARMACEUTICALS INTL (b)	25,273	47,201
5,000	VARIAN MEDICAL SYSTEMS INC (b)	184,300	276,650
2,400	VCA ANTECH INC (b)	71,120	67,272
5,000	VERTEX PHARMACEUTICALS INC (b)	140,315	204,350
2,600	WATERS CORP (b)	60,997	175,604
3,175	WATSON PHARMACEUTICALS INC (b)	79,361	132,620
2,666	WEBMD HEALTH CORP (b)	58,227	123,649
11,049	WELLPOINT INC (b)	403,743	711,335
5,974	ZIMMER HOLDINGS INC (b)	319,510	353,661
		24,744,144	38,007,345	12.27%
Industrials:
18,450	3M CO	1,287,872	1,541,867
2,800	AECOM TECHNOLOGY CORP (b)	81,858	79,436
4,210	AGCO CORP (b)	174,615	151,013
2,300	AMETEK INC NEW	73,221	95,358
4,400	AMR CORP DEL (b)	32,583	40,084
3,300	APOLLO GROUP INC (b)	209,131	202,257
1,700	AVERY DENNISON CORP	90,518	61,897
2,000	BE AEROSPACE INC (b)	58,542	60,900
19,900	BOEING CO	546,085	1,444,939
1,700	BUCYRUS INTERNATIONAL INC NEW	47,502	112,183
5,000	C H ROBINSON WORLDWIDE INC	254,053	279,250
1,600	CAREER EDUCATION CORP (b)	26,824	50,624
3,000	CARLISLE COS INC	76,640	114,300
18,204	CATERPILLAR INC	688,528	1,144,121
3,700	CINTAS CORP	122,389	103,933
4,300	CONTINENTAL AIRLINES INC (b)	102,190	94,471
3,900	CONVERGYS CORP (b)	69,089	47,814
2,027	CONWAY INC	44,529	71,188
700	COPA HOLDINGS SA	26,884	42,560
4,500	COVANTA HOLDING CORP (b)	119,422	74,970
3,948	CRANE CO	66,572	140,154
10,400	CSX CORP	113,293	529,360
5,800	CUMMINS INC	172,148	359,310
5,600	DANAHER CORP	256,759	447,496
11,200	DEERE + CO	438,491	665,952
26,450	DELTA AIRLINES INC (b)	248,442	385,906
1,978	DEVRY INC DEL	93,134	128,966

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
March 31, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Industrials (Cont’d):
1,600	DONALDSON CO INC	$63,715	72,192
5,925	DOVER CORP	251,755	276,994
1,987	DUN + BRADSTREET CORP DEL NEW	49,383	147,873
4,300	EATON CORP	166,977	325,811
18,400	EMERSON ELECTRIC CO	543,306	926,256
1,397	ENERGIZER HOLDINGS INC (b)	87,823	87,676
5,400	EXPEDITORS INTL WASH INC	208,985	199,368
400	FACTSET RESEARCH SYSTEMS INC	26,742	29,348
3,600	FASTENAL CO	139,138	172,764
9,353	FEDEX CORP	358,844	873,570
1,200	FIRST SOLAR INC (b)	159,446	147,180
1,300	FLOWSERVE CORP	119,620	143,351
4,250	FLUOR CORP	127,616	197,668
2,300	FTI CONSULTING INC (b)	119,264	90,436
900	GARDNER DENVER INC	50,054	39,636
1,400	GATX CORPORATION	24,276	40,110
700	GENERAL CABLE CORP (b)	50,306	18,900
8,700	GENERAL DYNAMICS CORP	397,697	671,640
284,800	GENERAL ELECTRIC CO	5,691,867	5,183,360
1,000	GLOBAL PAYMENTS INC	33,115	45,550
3,700	GOODRICH CORP	111,298	260,924
4,100	GRACO INC	162,258	131,200
2,200	HARSCO CORP	59,517	70,268
2,200	HEWITT ASSOCIATES INC (b)	70,939	87,516
17,600	HONEYWELL INTERNATIONAL INC	471,639	796,752
8,400	H+R BLOCK INC	103,744	149,520
2,400	HUBBELL INC	102,187	121,032
2,100	HUNT (JB) TRANSPRT SVCS INC	40,530	75,348
2,500	IDEX CORP	58,238	82,750
12,624	ILLINOIS TOOL WORKS INC	530,139	597,873
5,400	IRON MOUNTAIN INC (b)	121,527	147,960
3,600	ITT CORP NEW	168,296	192,996
1,300	ITT EDUCATIONAL SERVICES INC (b)	52,038	146,224
3,000	JABIL CIRCUIT INC	49,755	48,570
4,468	JACOBS ENGINEERING GROUP INC (b)	138,179	201,909
2,238	JOY GLOBAL INC	102,549	126,671
2,900	KANSAS CITY SOUTHERN (b)	46,328	104,893
3,800	KBR INC	78,280	84,208
3,300	L 3 COMMUNICATIONS HLDG CORP	220,484	302,379
1,200	LANDSTAR SYSTEM INC	38,351	50,376
1,100	LINCOLN ELECTRIC HOLDINGS INC	60,456	59,763
7,900	LOCKHEED MARTIN CORP	527,289	657,438
13,500	MANITOWOC COMPANY INC	130,073	175,500
2,475	MANPOWER INC WIS	96,158	141,372
8,800	MASCO CORP	173,216	136,576
5,700	MCDERMOTT INTL INC (b)	102,274	153,444
2,500	MOLEX INC	68,986	52,150
4,900	MONSTER WORLDWIDE INC (b)	76,056	81,389
1,500	NAVISTAR INTERNATIONAL (b)	59,705	67,095
9,760	NORFOLK SOUTHN CORP	347,169	545,486
8,160	NORTHROP GRUMMAN CORP	460,053	535,051
1,500	OSHKOSH CORP	47,135	60,510
1,700	OVERSEAS SHIPHOLDING GROUP INC	109,761	66,691
2,600	OWENS CORNING NEW (b)	59,847	66,144
9,189	PACCAR INC	122,594	398,251
2,200	PALL CORP	55,214	89,078
3,950	PARKER HANNIFIN CORP	212,565	255,723
2,200	PENTAIR INC	72,761	78,364
5,700	PITNEY BOWES INC	182,172	139,365

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
March 31, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Industrials (Cont’d):
4,600	PRECISION CASTPARTS CORP	$369,776	582,866
5,300	QUANTA SERVICES INC (b)	92,074	101,548
10,100	RAYTHEON CO	403,423	576,912
2,200	RELIANCE STEEL + ALUMINUM CO	61,215	108,306
8,022	REPUBLIC SERVICES INC	141,864	232,798
3,300	ROBERT HALF INTL INC	85,171	100,419
5,250	ROCKWELL AUTOMATION INC	73,987	295,890
6,514	ROCKWELL COLLINS INC	230,297	407,711
1,600	ROPER INDUSTRIES INC	104,136	92,544
6,000	RR DONNELLEY + SONS CO	177,337	128,100
1,800	SHAW GROUP INC (b)	92,083	61,956
15,375	SOUTHWEST AIRLINES CO	117,253	203,258
1,300	SPIRIT AEROSYSTEMS HLDGS INC (b)	24,954	30,394
1,400	SPX CORP	92,591	92,848
3,780	STERICYCLE INC (b)	200,051	206,010
600	STRAYER EDUCATION INC	126,138	146,112
4,700	SUNPOWER CORP CLASS A (b)	185,238	88,830
500	TELEFLEX INC	22,515	32,035
2,700	TEREX CORP NEW (b)	90,082	61,317
6,750	TEXTRON INC	147,724	143,303
1,790	TOTAL SYSTEM SERVICES INC	55,518	28,031
1,500	TRINITY INDUSTRIES INC	41,498	29,940
14,600	UNION PACIFIC CORP	619,841	1,070,180
17,440	UNITED PARCEL SERVICE INC	1,105,845	1,123,310
21,750	UNITED TECHNOLOGIES CORP	931,586	1,601,018
2,500	URS CORP NEW (b)	94,338	124,025
2,000	USG CORP (b)	12,350	34,320
2,300	UTI WORLDWIDE INC	26,669	35,236
1,900	WALTER ENERGY INC	44,977	175,313
1,100	WASTE CONNECTIONS INC (b)	29,915	37,356
11,750	WASTE MANAGEMENT INC	234,223	404,553
1,700	WW GRAINGER INC	74,317	183,804
		25,989,968	34,238,991	11.06%
Information technology:
15,400	ACTIVISION BLIZZARD INC (b)	141,131	185,724
14,524	ADOBE SYSTEMS INC (b)	368,313	513,714
14,300	ADVANCED MICRO DEVICES INC (b)	64,279	132,561
9,900	AGILENT TECHNOLOGIES INC (b)	233,287	340,461
3,300	AKAMAI TECHNOLOGIES INC (b)	45,920	103,653
1,900	ALLIANCE DATA SYSTEMS CORP (b)	92,734	121,581
1,800	ALLSCRIPT MISYS HEALTCAR SOLNS (b)	26,667	35,208
6,400	ALTERA CORP	120,963	155,584
7,600	AMDOCS LTD (b)	221,261	228,836
4,000	AMPHENOL CORP NEW	168,180	168,760
9,400	ANALOG DEVICES INC	135,404	270,908
2,600	ANSYS INC (b)	90,242	112,164
2,793	AOL INC(b)	56,124	70,607
24,000	APPLE INC (b)	1,560,804	5,638,320
33,100	APPLIED MATERIALS INC	443,417	446,188
2,200	ARROW ELECTRONICS INC (b)	73,136	66,286
6,586	AUTODESK INCORPORATED (b)	207,114	193,760
12,466	AUTOMATIC DATA PROCESSING INC	435,900	554,363
3,600	AVNET INC (b)	98,190	108,000
4,550	BMC SOFTWARE INC (b)	89,322	172,900
13,212	BROADCOM CORP	246,055	438,374
3,080	BROADRIDGE FINANCIAL SOLUTIONS INC	52,817	65,850
10,925	CA INC	208,510	256,410
13,200	CADENCE DESIGN SYS INC (b)	171,534	87,912
2,000	CERNER CORP (b)	129,491	170,120

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
March 31, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Information technology (Cont’d):
156,750	CISCO SYSTEMS INC (b)	$1,184,516	4,080,203
4,534	CITRIX SYSTEMS INC (b)	56,437	215,229
8,800	COGNIZANT TECHNOLOGY SOLUTIONS (b)	194,203	448,624
2,074	COMMSCOPE INC (b)	90,418	58,113
5,322	COMPUTER SCIENCES CORP (b)	246,664	289,996
8,000	COMPUWARE CORP (b)	54,024	67,200
44,300	CORNING INC	556,143	895,303
2,300	CREE RESEARCH INC (b)	79,378	161,506
2,700	CYPRESS SEMICONDUCTOR CORP (b)	8,499	31,050
45,550	DELL INC (b)	1,017,171	683,706
27,500	EBAY INC (b)	271,802	741,125
9,900	ELECTRONIC ARTS INC (b)	355,096	184,734
50,910	EMC CORP/MASS (b)	449,879	918,416
1,000	EQUINIX INC (b)	77,505	97,340
1,400	F5 NETWORKS INC (b)	32,375	86,114
1,600	FAIRCHILD SEMICONDUCTOR INTL (b)	21,840	17,040
9,402	FIDELITY NATL INFORMATION SVC	170,292	220,383
4,650	FISERV INC (b)	142,355	236,034
4,100	FLIR SYSTEMS INC (b)	127,455	115,620
6,367	GOOGLE INC (b)	2,262,537	3,610,153
2,800	HARRIS CORP DEL	37,337	132,972
64,727	HEWLETT PACKARD CO	1,462,985	3,440,240
1,200	IHS INC (b)	65,421	64,164
6,300	INGRAM MICRO INC (b)	83,129	110,565
6,110	INTEGRATED DEVICE TECHNOLOGY (b)	79,318	37,454
155,100	INTEL CORP	1,130,881	3,452,526
35,400	INTERNATIONAL BUSINESS MACHINES	3,179,792	4,540,050
9,100	INTERSIL CORP	137,970	134,316
9,500	INTUIT INC (b)	237,668	326,230
1,000	ITRON INC (b)	56,573	72,570
14,267	JUNIPER NETWORKS INC (b)	289,096	437,712
6,100	KLA TENCOR CORP	210,231	188,612
3,000	LAM RESEARCH CORP (b)	83,706	111,960
2,371	LENDER PROCESSING SERVICES INC	76,903	89,505
3,800	LEXMARK INTERNATIONAL INC (b)	106,458	137,104
8,200	LINEAR TECHNOLOGY CORP	205,881	231,896
28,600	LSI CORP (b)	120,263	175,032
11,900	MARVELL TECHNOLOGY GROUP LTD (b) (d)	129,265	242,522
2,200	MASTERCARD INC	273,924	558,800
7,000	MAXIM INTEGRATED PRODUCTS INC	125,147	135,730
3,900	MCAFEE INC (b)	96,027	156,507
6,914	MEMC ELECTRONIC MATERIALS INC (b)	212,290	105,992
1,300	METTLER TOLEDO INTERNATIONAL INC (b)	87,484	141,960
5,400	MICROCHIP TECHNOLOGY INC	101,340	152,064
19,100	MICRON TECHNOLOGY INC (b)	94,334	198,449
1,000	MICROS SYSTEMS INC (b)	26,215	32,880
206,750	MICROSOFT CORP	2,699,338	6,051,573
70,200	MOTOROLA INC (b)	444,032	492,804
6,600	NATIONAL SEMICONDUCTOR CORP	102,715	95,370
4,000	NCR CORP NEW (b)	85,604	55,200
8,800	NETAPP INC (b)	216,784	286,528
5,200	NOVELL INC (b)	31,071	31,148
2,800	NOVELLUS SYSTEMS INC (b)	70,810	70,000
7,100	NUANCE COMMUNICATIONS INC (b)	101,494	118,144
16,650	NVIDIA CORP (b)	175,158	289,377
10,700	ON SEMICONDUCTOR CORP (b)	93,650	85,600
107,062	ORACLE CORP	744,533	2,750,423
7,266	PAYCHEX INC	101,485	223,066
3,400	PERKINELMER INC	53,706	81,260

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
March 31, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Information technology (Cont’d):
3,200	PMC SIERRA INC (b)	$26,160	28,544
5,700	QLOGIC CORP (b)	82,128	115,710
45,150	QUALCOMM INC	1,290,482	1,895,849
4,500	RAMBUS INC DEL (b)	79,087	98,325
4,200	RED HAT INC (b)	61,669	122,934
2,300	ROVI CORP (b)	55,715	85,399
9,100	SAIC INC (b)	172,102	161,070
2,600	SALESFORCE COM INC (b)	124,820	193,570
7,800	SANDISK CORP (b)	118,234	270,114
12,100	SEAGATE TECHNOLOGY	118,421	220,946
500	SOHU COM INC (b)	36,563	27,300
800	SYBASE INC (b)	28,388	37,296
21,819	SYMANTEC CORP (b)	187,612	369,177
4,200	SYNOPSYS INC (b)	88,560	93,954
11,950	TELLABS INC	70,500	90,462
4,500	TERADATA CORP (b)	73,317	130,005
4,400	TERADYNE INC (b)	40,150	49,148
31,400	TEXAS INSTRUMENTS INC	620,017	768,358
3,800	TRIMBLE NAVIGATION LTD (b)	87,764	109,136
6,800	VERISIGN INC (b)	137,208	176,868
7,800	VISHAY INTERTECHNOLOGY INC (b)	54,625	79,794
1,500	VMWARE INC (b)	47,285	79,950
5,900	WESTERN DIGITAL CORP (b)	91,433	230,041
18,044	WESTERN UNION CO	160,005	306,026
27,907	XEROX CORP	210,226	272,093
6,750	XILINX INC	47,180	172,125
31,340	YAHOO INC (b)	473,723	518,050
		31,092,764	56,536,681	18.27%
Materials:
4,475	AIR PRODUCTS + CHEMICALS INC	251,100	330,926
1,900	AIRGAS INC	100,686	120,878
4,316	AK STEEL HOLDING CORP	137,899	98,664
1,900	ALBEMARLE CORP	53,108	80,997
27,800	ALCOA INC	511,326	395,872
2,500	ALLEGHENY TECHNOLOGIES INC	61,863	134,975
2,900	ALPHA NATURAL RESOURCES INC (b)	89,756	144,681
800	APTARGROUP INC	27,324	31,480
4,900	ARCH COAL INC	44,088	111,965
1,600	ASHLAND INC NEW	47,358	84,432
3,032	BALL CORP	70,662	161,848
4,200	BEMIS CO INC	93,645	120,624
2,600	CELANESE CORP DE	126,875	82,810
2,100	CF INDUSTRIES HOLDINGS INC	185,462	191,478
3,500	CLIFFS NATURAL RESOURCES INC	98,835	248,325
500	COMPASS MINERALS INTERNATIONAL INC	27,453	40,115
6,300	CROWN HOLDINGS INC (b)	128,704	169,848
3,537	CYTEC INDUSTRIES INC	195,563	165,319
31,150	DOW CHEMICAL CO	886,606	921,106
23,625	DU PONT EI DE NEMOURS + CO	799,956	879,795
1,938	EAGLE MATERIALS INC	37,630	51,435
1,500	EASTMAN CHEMICAL COMPANY	58,012	95,520
5,871	ECOLAB INC	222,515	258,030
1,900	FMC CORP	113,204	115,026
10,248	FREEPORT MCMORAN COPPER + GOLD	517,188	856,118
1,700	GREIF INC	77,348	93,364
5,100	HUNTSMAN CORP	96,099	61,455
11,531	INTERNATIONAL PAPER CO	207,197	283,778
4,583	INTL FLAVORS + FRAGRANCES INC	98,592	218,472
1,000	INTREPID POTASH INC (b)	30,875	30,330

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
March 31, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Materials (Cont’d):
1,400	JARDEN CORP	$25,277	46,606
1,500	LUBRIZOL CORP	72,108	137,580
700	MARTIN MARIETTA MATERIALS INC	27,965	58,485
6,975	MEADWESTVACO CORP	124,312	178,211
14,515	MONSANTO CO NEW	392,660	1,036,661
3,900	MOSAIC CO/THE	88,490	237,003
11,945	NEWMONT MINING CORP	300,671	608,359
9,100	NUCOR CORP	237,999	412,958
3,950	OWENS ILLINOIS INC (b)	57,616	140,383
3,200	PACKAGING CORP OF AMERICA	55,674	78,752
3,850	PACTIV CORP (b)	52,072	96,943
5,186	PPG INDUSTRIES INC	252,007	339,164
7,650	PRAXAIR INC	343,228	634,950
4,648	RAYONIER INC	106,877	211,159
2,000	ROYAL GOLD INC	88,486	92,420
6,000	RPM INTERNATIONAL INC	61,643	128,040
700	SCOTTS MIRACLE GRO CO	25,183	32,445
3,400	SEALED AIR CORP NEW	82,806	71,672
3,200	SIGMA ALDRICH	187,446	171,712
4,800	SONOCO PRODUCTS CO	114,335	147,792
4,400	SOUTHERN COPPER CORP	52,866	139,348
3,600	STEEL DYNAMICS INC	87,525	62,892
2,000	TEMPLE INLAND INC	22,890	40,860
2,349	TITANIUM METALS CORP (b)	62,648	38,970
3,100	UNITED STATES STEEL CORP	160,947	196,912
3,200	VALSPAR CORP	68,240	94,336
2,957	VULCAN MATERIALS CO	159,237	139,689
		8,708,129	12,153,967	3.92%
Telecommunication services:
10,050	AMERICAN TOWER CORP (b)	245,927	428,231
156,715	AT+T INC	3,952,780	4,049,516
9,119	CENTURYTEL INC	250,897	323,360
7,300	CROWN CASTLE INTL CORP (b)	152,053	279,079
3,040	ECHOSTAR CORP (b)	67,049	61,651
11,525	FRONTIER COMMUNICATIONS CORP	88,166	85,746
8,000	JDS UNIPHASE CORP (b)	111,480	100,240
700	LEAP WIRELESS INTL INC (b)	36,068	11,452
8,353	LIBERTY GLOBAL INC (b)	185,541	243,573
4,800	NEUSTAR INC (b)	79,848	120,960
4,100	NII HLDGS INC (b)	83,778	170,806
15,600	QWEST COMMUNICATIONS INTL INC	54,570	81,432
3,100	SBA COMMUNCATIONS CORP (b)	83,846	111,817
79,966	SPRINT NEXTEL CORP (b)	295,284	303,871
2,700	TELEPHONE + DATA SYSTEMS INC	72,097	91,395
4,500	TW TELECOM INC (b)	50,425	81,675
1,780	UNITED STATES CELLULAR CORP (b)	89,053	73,656
76,083	VERIZON COMMUNICATIONS	2,503,225	2,360,095
11,424	WINDSTREAM CORP	138,133	124,407
		8,540,219	9,102,962	2.94%
Utilities:
16,567	AES CORP (b)	226,300	182,237
4,500	AGL RESOURCES INC	135,198	173,925
5,800	ALLEGHENY ENERGY INC	242,823	133,400
1,000	ALLIANT ENERGY CORP	24,835	33,260
7,000	AMEREN CORP	250,596	182,560
10,900	AMERICAN ELECTRIC POWER INC	348,057	372,562
3,700	AMERICAN WATER WORKS	72,499	80,512
3,488	AQUA AMERICA INC	67,899	61,284
8,600	CALPINE CORP (b)	57,319	102,254

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
March 31, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Utilities (Cont’d):
5,800	CENTERPOINT ENERGY INC	$66,308	83,288
10,200	CMS ENERGY CORP	144,342	157,692
6,600	CONSOLIDATED EDISON INC	273,555	293,964
4,615	CONSTELLATION ENERGY GROUP INC	191,729	162,033
11,962	DOMINION RESOURCES INC/VA	401,376	491,758
1,100	DPL INC	24,481	29,909
5,300	DTE ENERGY CO	213,573	236,380
40,113	DUKE ENERGY HLDG CORP	550,659	654,644
8,700	DYNEGY INC DEL (b)	61,901	10,962
8,525	EDISON INTL	182,117	291,299
4,764	ENTERGY CORP NEW	192,987	387,551
4,000	EQT CORP	132,900	164,000
16,232	EXELON CORP	734,097	711,124
7,016	FIRSTENERGY CORP	357,121	274,255
13,672	FPL GROUP INC	674,053	660,768
2,800	GREAT PLAINS ENERGY INC	43,498	51,996
1,300	HAWAIIAN ELECTRIC INDS INC	24,005	29,185
3,300	INTEGRYS ENERGY GROUP INC	164,560	156,354
3,500	ITC HOLDINGS CORP	154,844	192,500
10,600	MDU RESOURCES GROUP INC	242,945	228,748
600	MIRANT CORP NEW (b)	20,589	6,516
2,900	NALCO HLDG CO	58,310	70,557
1,500	NATIONAL FUEL GAS CO N J	38,322	75,825
7,800	NISOURCE INC	128,106	123,240
2,600	NORTHEAST UTILITIES	64,649	71,864
9,000	NRG ENERGY INC (b)	211,851	188,100
2,700	NSTAR	92,265	95,634
6,200	NV ENERGY INC	76,954	76,446
2,400	OGE ENERGY CORP	43,344	93,456
4,100	ONEOK INC NEW	155,972	187,165
700	ORMAT TECHNOLOGIES INC	27,311	19,698
9,400	P G E CORP	213,041	398,748
6,028	PEPCO HOLDINGS INC	119,419	103,380
6,300	PETROHAWK ENERGY CORP (b)	154,795	127,764
2,400	PINNACLE WEST CAPITAL CORP	71,637	90,552
11,487	PPL CORP	361,188	318,305
6,131	PROGRESS ENERGY INC	230,254	241,316
13,084	PUBLIC SERVICE ENTERPRISE GROUP	400,201	386,240
5,800	QUESTAR CORP	66,188	250,560
15,600	RRI ENERGY INC (b)	147,247	57,564
4,800	SCANA CORP NEW	166,536	180,432
5,200	SEMPRA ENERGY	259,640	259,480
24,359	SOUTHERN CO	700,961	807,744
2,200	SOUTHERN UNION CO NEW	28,347	55,814
19,654	SPECTRA ENERGY CORP	353,549	442,805
7,600	TECO ENERGY INC	90,842	120,764
3,100	UGI CORP NEW	51,203	82,274
1,400	WESTSTAR ENERGY INC	25,767	31,220
3,710	WISCONSIN ENERGY CORP	71,536	183,311
12,125	XCEL ENERGY INC	108,918	257,050
		10,795,514	11,994,229	3.87%
Cash equivalents:
871,504	SSGA MONEY MARKET FUND, current rate 0.01%	871,504	871,504
		871,504	871,504	0.28%
	Grand total (c)	$219,220,917	309,598,973	99.97%

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Growth Fund

March 31, 2010

Notes to investments in securities:

(a)   Securities are valued in accordance with procedures described in note 2 to the December 31, 2009 financial statements.

(b)   Currently non-income producing assets.

(c)   At March 31, 2010, the cost for Federal income tax purposes was $219,494,111. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$98,913,088
Gross unrealized depreciation	-8,808,227
Net unrealized appreciation	$90,104,861

(d)   Foreign security values are stated in U.S. dollars. As of March 31, 2010 the value of foreign stocks or depository receipts of companies based outside of the United States represented 0.12% of net assets.

Other information:

Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for inputs and to establish classification of fair value measurements for disclosure purposes. - Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active.  Inputs are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - valuations based on inputs that are unobservable and significant.  The Fund utilized the following techniques on Level 3 investments:  The Fund valued certain securities using an evaluated price from a third party provider.  Evaluated prices may be determined by factors which include, but are not limited to, market quotations, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00 pm Eastern time.  Security transactions are accounted for as of trade date.  Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.  When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s assets carried at fair value:

Investment Type	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Cash Equivalents
STIF-type Instruments	$0	$871,504	$0	$871,504
Total Cash Equivalents	$0	$871,504	$0	$871,504
Equities
Common Stock	$302,343,733	$0	$0	$302,343,733
Common Stock Unit	590,976	0	0	590,976
Depository Receipts	136,758	0	0	136,758
Real Estate Inv Trust	5,656,001	0	0	5,656,001
Total Equities	$308,727,468	$0	$0	$308,727,468
Total Investments	$308,727,468	$871,504	$0	$309,598,973

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
March 31, 2010

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets
Common stocks:
Consumer discretionary:
19,250	AFC ENTERPRISES INC (b)	$121,439	206,553
22,732	BALLANTYNE STRONG INC (b)	77,697	122,753
16,900	CACHE INC (b)	83,234	93,119
31,800	CENTURY CASINOS INC (b)	56,023	79,500
17,750	CHRISTOPHER + BANKS CORP	115,108	142,000
239,642	COMMERCIAL VEHICLE GROUP INC (b)	1,503,137	1,706,251
51,618	COST PLUS INC/CALIFORNIA (b)	127,718	106,849
8,370	DENNYS CORP (b)	17,224	32,141
2,800	DGSE COMPANIES INC (b)	6,276	6,276
196,738	DOLAN MEDIA COMPANY (b)	2,018,336	2,138,542
45,000	DR HORTON INC	519,425	567,000
168,223	ENTERCOM COMMUNICATIONS CORP (b)	913,259	2,000,171
43,542	EW SCRIPPS CO CL A (b)	370,214	367,930
175,725	EXIDE TECHNOLOGIES (b)	1,021,156	1,010,419
32,000	GAYLORD ENTMT CO NEW (b)	812,882	937,280
284,200	HANCOCK FABRICS INC (b)	405,103	596,820
26,500	HANESBRANDS INC (b)	605,173	737,230
41,371	JO ANN STORES INC (b)	621,727	1,736,755
10,796	KENNETH COLE PRODUCTIONS INC (b)	78,482	138,297
105,739	KNOLOGY INC (b)	832,655	1,421,132
18,000	LIZ CLAIBORNE INC (b)	68,821	133,740
25,000	MADISON SQUARE GARDEN INC (b)	467,989	543,250
35,760	MOTORCAR PARTS OF AMERICA INC (b)	193,256	232,440
5,000	NATIONAL PRESTO INDS INC	553,356	594,550
26,750	NEW YORK + CO INC (b)	131,511	128,133
13,929	O CHARLEYS INC (b)	90,533	124,525
50,000	ORIENT EXPRESS HOTELS LTD (b)	752,944	709,000
50,300	OUTDOOR CHANNEL HOLDINGS INC (b)	305,950	331,477
7,447	OXFORD INDUSTRIES INC (b)	156,458	151,398
90,595	PACIFIC SUNWEAR OF CALIF (b)	274,694	481,059
11,150	PC CONNECTION INC (b)	67,079	69,130
13,705	PEP BOYS MANNY MOE & JACK (b)	116,868	137,735
27,000	PETSMART INC	584,596	862,920
52,000	PULTE GROUP INC (b)	641,251	585,000
71,830	RC2 CORP (b)	1,061,819	1,075,295
81,787	RUBIOS RESTAURANTS INC (b)	591,003	646,117
16,387	SINCLAIR BROADCAST GROUP (b)	82,427	83,246
13,000	SNAP ON INC	589,135	563,420
18,750	STAMPS COM INC (b)	170,444	189,375
25,607	STANDARD MOTOR PRODS	234,934	254,021
22,770	SUMMER INFANT INC (b)	99,236	148,460
25,000	TOLL BROTHERS INC (b)	489,250	520,000
65,544	UNIVERSAL ELECTRONICS INC (b)	1,426,395	1,464,253
13,000	VAIL RESORTS INC (b)	472,042	521,170
17,000	WABCO HOLDINGS INC (b)	693,225	508,640
83,365	WABTEC CORP	2,714,507	3,511,334
18,300	WET SEAL INC/THE (b)	60,606	87,108
40,703	WMS INDUSTRIES INC (b)	1,187,956	1,707,084
30,000	WYNDHAM WORLDWIDE CORP	766,350	771,900
		25,350,900	31,282,798	13.48%
Consumer staples:
84,344	AMERICAN ITALIAN PASTA CO (b)	2,397,560	3,278,451
10,384	CHIQUITA BRANDS INTL INC (b)	133,540	163,340
23,000	DR PEPPER SNAPPLE GROUP INC	361,424	808,910
27,000	FLOWERS FOODS INC	511,723	667,980
11,544	MEDIFAST INC (b)	289,856	289,856
13,000	NBTY INC (b)	592,927	623,740
34,347	OMEGA PROTEIN CORP (b)	170,788	197,495
20,000	ORCHIDS PAPER PRODS CO DEL (b)	373,515	329,000
65,000	SALLY BEAUTY HOLDINGS INC (b)	562,956	579,800
3,500	SENECA FOODS CORP NEW (b)	80,930	101,920
103,375	SPARTAN STORES INC	1,951,945	1,490,668
34,270	TREEHOUSE FOODS INC (b)	893,361	1,503,425
67,143	WINN DIXIE STORES INC (b)	917,507	838,616
		9,238,031	10,873,201	4.68%
Energy:
18,000	COMSTOCK RESOURCES INC (b)	530,236	572,400

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
March 31, 2010

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
11,000	CONTANGO OIL + GAS CO (b)	$491,222	562,650
33,027	DRIL QUIPINC (b)	972,515	2,009,363
36,000	EXCO RESOURCES INC	599,107	661,680
22,000	FOSTER WHEELER AG (b)	462,159	597,080
26,799	GASTAR EXPLORATION LTD (b)	117,775	130,243
386,070	HERCULES OFFSHORE INC (b)	1,916,285	1,663,962
31,425	OIL STATES INTERNATIONAL INC (b)	756,469	1,424,810
84,716	PENN VIRGINIA CORP	1,553,687	2,075,542
101,881	TESCO CORP (b)	991,177	1,188,951
31,000	WILLBROS GROUP INC (b)	506,987	372,310
		8,897,620	11,258,990	4.85%
Financials:
25,475	ABINGTON BANCORP INC	218,319	201,253
7,815	AMERISAFE INC (b)	127,009	127,932
114,162	AMTRUST FINANCIAL SERVICES	1,115,412	1,592,560
22,000	ARTHUR J GALLAGHER + CO	421,012	540,100
24,950	ASPEN INSURANCE HOLDINGS LTD	542,201	719,558
6,200	BERKSHIRE HILLS BANCORP INC	136,967	113,646
6,200	BROOKLINE BANCORP INC	58,884	65,968
52,900	CAPLEASE INC	99,337	293,595
6,901	CENTERSTATE BANKS INC	55,223	84,537
35,330	COMMUNITY TRUST BANCORP INC	986,982	957,090
23,150	COMMUNITY WEST BANCSHARES (b)	63,660	70,723
52,352	CONSECO INC (b)	79,254	325,629
37,125	CORPORATE OFFICE PROPERTIES	1,133,963	1,489,826
46,607	DELPHI FINL GROUP INC	1,044,202	1,172,632
6,541	DJSP ENTERPRISES INC (b)	58,323	76,006
13,279	EDUCATION REALTY TRUST INC	80,072	76,221
11,590	ENCORE BANCSHARES INC (b)	89,013	109,757
50,000	EPOCH HOLDING CORP	662,894	564,500
20,000	FIRST AMERICAN CORPORATION	695,625	676,800
256,400	FIRST MERCHANTS CORP	1,474,300	1,784,544
77,000	FIRST NIAGARA FINANCIAL GROUP INC	1,110,190	1,094,940
17,650	FIRST POTOMAC REALTY TRUST	191,130	265,280
37,000	FORESTAR GROUP INC (b)	757,077	698,560
5,625	FPIC INSURANCE GROUP INC (b)	125,718	152,494
65,537	HALLMARK FINL SERVICES INC (b)	482,762	589,833
27,860	HEALTHCARE REALTY TRUST INC	436,462	648,859
9,120	HERITAGE FINANCIAL CORP	104,880	137,621
12,722	HFF INC CLASS A (b)	96,168	94,524
34,080	HOME FEDERAL BANCORP INC/MD	450,267	494,501
45,965	HORACE MANN EDUCATORS	516,168	692,233
7,470	HORIZON BANCORP INDIANA	100,149	144,171
11,500	IBERIABANK CORP	529,273	690,115
24,000	LEGG MASON INC	598,797	688,080
48,963	MB FINANCIAL INC	628,558	1,103,136
98,706	MISSION WEST PROPERTIES INC	686,679	679,097
15,375	NATIONAL FINANCIAL PARTNERS (b)	176,331	216,788
59,495	NATIONAL RETAIL PROPERTIES INC	1,006,844	1,358,271
12,874	NEW YORK MTG TR INC	92,010	97,199
168,531	NORTHWEST BANCSHARES INC	1,687,814	1,978,554
59,875	OLD NATL BANCORP IND	626,150	715,506
118,427	ORIENTAL FINANCIAL GROUP	1,382,937	1,598,765
12,150	PACIFIC CONTINENTAL CORP	123,071	127,575
6,800	PARKWAY PROPERTIES INC	113,737	127,704
87,733	PHOENIX COS INC NEW (b)	257,821	212,314
15,900	PINNACLE FINANCIAL PARTNERS INC (b)	200,699	240,249
21,491	PLATINUM UNDERWRITERS HOLDINGS	634,576	796,886
31,557	PRESIDENTIAL LIFE	316,037	314,623
22,200	RADIAN GROUP INC	140,345	347,208
48,587	REDWOOD TR INC.	656,605	749,212
4,034	SCBT FINANCIAL CORP	97,564	149,419
19,526	STEWART INFORMATION SERVICES CORP	261,068	269,459
182,816	SWS GROUP INC	2,318,384	2,107,868
17,586	UNITED FINANCIAL BANCORP INC	221,791	245,852
11,950	UNIVEST CORP OF PENNSYLVANIA	200,179	223,346
174,148	USTOREIT TRUST	981,220	1,253,866
35,000	WALTER INVESTMENT MANAGEMENT	465,880	560,000
7,423	WASHINGTON BANKING CO	66,807	93,456
85,159	WESTFIELD FINL INC	873,425	782,611

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
March 31, 2010

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
27,750	WILMINGTON TRUST CORP (b)	$367,688	459,818
		29,225,915	34,242,869	14.75%
Healthcare:
20,800	ALPHA PRO TECH LTD (b)	113,091	48,880
16,000	AMERICAN DENTAL PARTNERS INC (b)	202,701	208,800
66,793	AMERICAN MEDICAL SYS HLDGS (b)	811,479	1,241,014
21,000	AMERISOURCEBERGEN CORP	346,011	607,320
10,240	BIO RAD LABORATORIES INC (b)	725,502	1,060,045
16,939	CATALYST HEALTH SOLUTIONS INC (b)	328,404	700,936
13,000	COVIDIEN PLC	542,107	653,640
25,506	ENZON PHARMACEUTICALS INC (b)	256,294	259,651
30,132	FIVE STAR QUALITY CARE INC (b)	41,486	91,903
159,581	HEALTHSOUTH CORP (b)	2,600,042	2,984,165
74,066	HEALTHSPRING INC (b)	761,480	1,303,562
35,739	HEALTHTRONICS INC (b)	53,335	127,946
28,000	HILLROM HOLDINGS	548,960	761,880
45,410	ICU MEDICAL INC (b)	1,652,375	1,564,375
20,563	INTEGRAMED AMERICA INC (b)	154,125	181,160
64,490	MARTEK BIOSCIENCES CORP (b)	1,381,255	1,451,670
8,955	NUTRACEUTAL INTL CORP (b)	116,754	133,788
89,709	ORTHOFIX INTERNATIONAL NV (b)	1,994,545	3,263,613
20,000	PATTERSON COS INC	448,311	621,000
28,000	PERRIGO CO	567,665	1,644,160
30,000	PHARMERICA CORP (b)	563,950	546,600
56,700	PHC INC MASS (b)	77,648	72,009
35,823	PSYCHIATRIC SOLUTIONS INC (b)	497,538	1,067,525
13,800	REHABCARE GROUP INC (b)	377,230	377,230
180,248	RTI BIOLOGICS INC (b)	760,286	780,474
82,418	SUN HEALTHCARE GROUP INC (b)	742,025	786,268
47,640	THORATEC CORP (b)	1,344,553	1,593,558
19,300	UNIVERSAL HEALTH SVCS INC	371,017	677,237
8,850	US PHYSICAL THERAPY INC (b)	130,440	153,990
98,667	ZOLL MED CORP (b)	1,669,475	2,600,862
		20,180,083	27,565,259	11.87%
Industrials:
62,320	ACTUANT CORP	982,793	1,218,356
15,000	ACUITY BRANDS INC	533,328	633,150
27,000	AECOM TECHNOLOGY CORP (b)	628,313	765,990
11,463	AIR T INC	125,301	130,334
28,419	APPLIED SIGNAL TECHNOLOGY INC	564,817	556,444
30,412	ARGON ST INC (b)	578,581	809,263
23,990	AZZ INC	710,133	812,062
15,000	BUCYRUS INTERNATIONAL INC	352,862	989,850
9,482	CASCADE CORP	263,119	305,415
32,500	CHICAGO BRIDGE + IRON NY SHR (b)	631,117	755,950
50,000	COLFAX CORP (b)	570,484	588,500
28,000	COVANTA HOLDING CORP (b)	524,966	466,480
48,350	CURTISS WRIGHT CORP	1,769,264	1,682,580
37,368	DHT HOLDINGS INC	145,379	146,483
20,110	DIAMOND MANAGEMENT TECHNOLOGY	144,083	157,864
52,471	DUCOMMUN INC	1,062,455	1,102,416
5,400	ENNIS INC	69,365	87,858
20,000	ENPRO INDUSTRIES INC (b)	569,233	581,600
14,715	ESCO TECHNOLOGIES INC	568,941	468,084
8,500	FLOWSERVE CORP	433,671	937,295
23,500	FOSTER L B CO (b)	542,920	678,915
40,140	GARDNER DENVER INC	1,287,203	1,767,766
185,428	GENCORP INC (b)	897,549	1,068,065
19,950	GENESEE & WYOMING INC (b)	502,922	680,694
9,177	GP STRATEGIES CORP (b)	62,336	76,720
12,250	HAWAIIAN HOLDINGS INC (b)	80,581	90,283
46,053	HORNBECK OFFSHORE SERVICES INC (b)	1,053,471	855,204
185,009	ICONIX BRAND GROUP INC (b)	2,062,825	2,841,738
46,342	II VI INC (b)	1,066,820	1,568,213
63,103	INSITUFORM TECHNOLOGIES INC (b)	939,145	1,679,171
11,554	INSTEEL INDS INC	126,930	123,512
457,437	ITEX CORP (b)	331,361	377,386
40,000	JOHN BEAN TECHNOLOGIES CORP	516,680	701,600
14,500	JOY GLOBAL INC	562,673	820,700
25,000	KANSAS CITY SOUTHERN (b)	582,716	904,250

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
March 31, 2010

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
27,700	KOPPERS HOLDINGS INC	$1,096,440	784,464
16,254	LYDALL INC (b)	107,900	127,594
55,534	MAGNETEK INC (b)	89,410	93,297
50,000	MANITOWOC COMPANY INC	471,335	650,000
27,000	MCDERMOTT INTL INC (b)	591,053	726,840
221,918	METALICO INC (b)	1,346,333	1,329,289
22,686	MIDDLEBY CORP (b)	1,024,273	1,306,487
55,000	MUELLER WATER PRODUCTS INC	715,610	262,900
7,112	MULTICOLOR CORP	86,292	85,202
14,765	PRIMORIS SERVICES CORP	118,256	114,281
160,899	SANMINA SCI CORPORATION (b)	1,183,842	2,654,834
19,000	SHAW GROUP INC (b)	775,678	653,980
77,973	SPARTON CORP (b)	466,655	460,041
19,000	TENNANT CO	696,347	520,410
24,000	TEREX CORP NEW (b)	686,125	545,040
12,500	THOMAS + BETTS CORP (b)	547,678	490,500
14,000	TYCO INTERNATIONAL LTD	644,066	535,500
51,081	VALASSIS COMMUNICATIONS INC (b)	69,528	1,421,584
18,000	WRIGHT EXPRESS CORP (b)	495,073	542,160
		33,056,227	40,734,592	17.56%
Information technology:
154,485	ADAPTEC INC (b)	496,058	505,166
70,400	ALLIANCE FIBER OPTIC PRODS INC	65,111	101,376
196,038	ANAREN INC (b)	2,277,206	2,791,581
172,022	ARRIS GROUP INC (b)	1,847,144	2,065,984
30,324	AXT INC (b)	41,469	96,734
77,300	BRIDGELINE DIGITAL INC (b)	96,931	99,717
28,000	BROADRIDGE FINANCIAL SOLUTIONS INC	458,289	598,640
21,080	CACI INTERNATIONAL INC (b)	837,819	1,029,758
62,184	CALAMP CORP (b)	60,488	174,737
81,484	COMTECH TELECOMMUNICATIONS (b)	2,240,504	2,606,673
39,391	CPI INTERNATIONAL INC (b)	439,636	522,325
23,612	DIGITAL RIVER INC (b)	527,638	715,444
61,474	DYNAMICS RESEARCH CORP (b)	486,263	692,812
17,746	EPICOR SOFTWARE CORP (b)	127,938	169,652
34,389	EVOLVING SYSTEMS INC (b)	202,586	237,284
23,369	FREQUENCY ELECTRONICS INC (b)	82,836	123,388
60,713	GILAT SATELLITE NETWORKS LTD (b)	283,657	344,850
715,700	GRAPHON CORP (b)	200,687	57,256
7,300	INDUSTRIAL SVCS OF AMERICA INC (b)	62,421	120,012
9,704	INFOSPACE INC (b)	55,517	107,229
10,769	INTEGRAL SYSTEMS INC/MD (b)	91,609	103,705
20,000	LENDER PROCESSING SERVICES INC	548,268	755,000
334,794	LOOKSMART LTD (b)	508,526	344,838
62,197	MAGMA DESIGN AUTOMATION INC (b)	153,388	161,712
36,943	MERCURY COMPUTER SYSTEMS INC (b)	252,315	506,858
34,923	MONOLITHIC POWER SYSTEMS INC (b)	762,773	778,783
26,548	MOSYS INC (b)	97,399	106,457
41,800	NAPCO SECURITY TECHNOLOGIES INC (b)	68,377	96,140
188,575	NEO MATERIAL TECHNOLOGIES INC (b)	769,750	740,440
3,174	OSI SYSTEMS INC (b)	63,454	89,031
573,712	QUANTUM CORP (b)	1,659,322	1,508,863
62,124	QUEST SOFTWARE INC (b)	1,066,486	1,105,186
229,893	RADIANT SYSTEMS INC (b)	2,065,156	3,280,573
11,819	RADVISION LTD (b)	81,506	80,960
425,339	RF MICRO DEVICES INC (b)	1,615,253	2,118,188
44,545	ROVI CORP (b)	782,652	1,653,956
22,741	SELECTICA INC (b)	131,535	112,568
97,238	SKILLSOFT PUB LTD CO (b) (d)	731,216	1,003,496
14,082	SMART MODULAR TECHNOLOGIES (b)	117,685	108,572
152,805	SMITH MICRO SOFTWARE INC (b)	1,426,686	1,350,796
29,350	SPECTRUM CONTROL INC (b)	232,736	343,102
31,567	SYNAPTICS INC (b)	787,861	871,565
68,654	SYNNEX CORP (b)	1,935,290	2,029,412
10,776	TAKE TWO INTERACTIVE SOFTWARE (b)	83,161	106,144
15,302	TECHNITROL INC	81,419	80,795
177,073	TECHWELL INC (b)	2,152,566	3,311,265
14,945	TELECOMMUNICATION SYSTEMS INC (b)	113,173	109,547
24,518	TELEDYNE TECHNOLOGIES INC (b)	1,035,996	1,011,858
76,663	TIER TECHNOLOGIES INC (b)	594,640	610,237

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
March 31, 2010

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets
Information technology (Cont’d):
49,406	TNS INC (b)	$1,191,090	1,101,754
15,308	TOLLGRADE COMMUNICATIONS INC (b)	97,863	96,287
89,041	UNISYS CORP (b)	2,726,195	3,106,640
10,567	UNITED ONLINE INC	64,456	79,041
31,114	VIRAGE LOGIC CORP (b)	82,172	244,556
68,399	WESTELL TECHNOLOGIES INC (b)	99,150	97,127
		35,161,320	42,366,070	18.23%
Materials:
17,000	APTARGROUP INC	711,338	668,950
15,000	ASHLAND INC	551,175	791,550
17,000	BEMIS COMPANY INC	490,899	488,240
14,200	BUCKEYE TECHNOLOGIES INC (b)	145,651	185,736
43,054	CALGON CARBON CORP (b)	522,811	737,084
12,500	CAPITAL GOLD CORP (b)	39,250	43,250
44,000	CELLU TISSUE HOLDINGS INC (b)	497,713	439,120
20,000	CLEARWATER PAPER CORP (b)	457,261	985,000
10,500	DELTIC TIMBER CORP	503,271	462,525
29,000	GREIF INC	1,556,979	1,592,680
9,976	HORSEHEAD HOLDING CORP (b)	119,478	118,116
4,465	INNOPHOS HOLDINGS INC	79,083	124,574
18,143	INNOSPEC INC	155,995	206,104
20,000	KAPSTONE PAPER + PACKAGING CORP (b)	145,550	237,400
16,382	LANDEC CORP (b)	104,211	108,613
20,050	NORTH AMERN GALVANIZING (b)	87,008	111,478
27,350	NORTH AMERN PALLADIUM LTD (b)	85,777	111,588
154,084	OMNOVA SOLUTIONS INC (b)	977,928	1,209,559
63,330	ROCK TENN COMPANY	2,281,884	2,885,948
14,000	TEXAS INDUSTRIES INC	775,328	478,380
15,665	UFP TECHNOLOGIES INC (b)	105,564	162,133
7,000	UNIVERSAL STAINLESS + ALLOY (b)	104,537	167,930
148,863	WHX CORP (b)	334,519	360,248
19,000	WR GRACE CO (b)	465,151	527,440
39,000	ZEP INC	555,900	853,320
		11,854,261	14,056,967	6.06%
Telecommunication Services:
129,266	NEUTRAL TANDEM INC (b)	2,857,118	2,065,671
211,089	SYNIVERSE HOLDINGS INC (b)	3,044,913	4,109,903
18,733	XETA TECHNOLOGIES INC (b)	66,389	64,442
		5,968,420	6,240,015	2.69%
Utilities:
21,030	ALLETE INC	671,405	704,084
2,300	AMERICAN STATES WATER CO	77,315	79,810
27,000	AMERICAN WATER WORKS CO INC	583,883	587,520
19,000	CLECO CORP NEW	470,134	504,450
14,000	ITC HOLDINGS CORP	638,988	770,000
5,245	MIDDLESEX WATER CO	81,568	89,427
134,245	NGP CAPITAL RESOURCES CO	1,576,061	1,143,767
21,000	OTTER TAIL CORP	612,691	461,160
4,235	PENNICHUCK CORP	83,922	99,565
40,000	PETROHAWK ENERGY CORP (b)	448,994	811,200
25,925	SOUTHWEST GAS CORP	639,058	775,676
36,767	UIL HOLDING CORP	1,045,701	1,011,093
16,638	UNITIL CORP	331,770	386,834
11,863	YORK WATER CO	155,622	163,116
		7,417,114	7,587,702	3.27%
ETFs:
Commodities:
25,000	SPDR SER TR	610,828	655,500
27,000	TERRITORIAL BANCORP INC	402,472	513,810
		1,013,301	1,169,310	0.50%
Cash equivalents:
5,542,487	SSGA MONEY MARKET FUND, Current rate 0.01%	5,542,487	5,542,487	2.39%
	Grand Total (c)	$192,905,679	232,920,260	100.33%

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Cap Fund

March 31, 2010

Notes to Investments in Securities

(a)   Securities are valued in accordance with procedures described in note 2 to the December 31, 2009 financial statements.

(b)   Currently non-income producing assets.

(c)   At March 31, 2010, the cost for Federal income tax purposes was $192,946,860.  The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$46,365,680
Gross unrealized depreciation	-6,554,664
Net unrealized appreciation	$39,811,016

(d)   Foreign security values are stated in U.S. dollars. As of March 31, 2010, the value of stocks or depository receipts represented 0.43% of net assets.

Other information:

Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security.  A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for inputs and to establish classification of fair value measurements for disclosure purposes. - Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active.  Inputs are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - valuations based on inputs that are unobservable and significant.  The Fund utilized the following techniques on Level 3 investments:  The Fund valued certain securities using an evaluated price from a third party provider.  Evaluated prices may be determined by factors which include, but are not limited to, market quotations, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00 pm Eastern time.  Security transactions are accounted for as of trade date.  Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.  When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s assets carried at fair value:

Investment Type	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Cash Equivalents
STIF-type Instruments	$0	$5,542,487	$0	$5,542,487
Total Cash Equivalents	$0	$5,542,487	$0	$5,542,487
Equities
Common Stock	$218,216,846	$0	$0	$218,216,846
Depository Receipts	1,003,496	0	0	1,003,496
Mutual Funds	655,500	0	0	655,500
Real Estate Inv Trust	7,501,931	0	0	7,501,931
Total Equities	$227,377,773	$0	$0	$227,377,773
Total Investments	$227,377,773	$5,542,487	$0	$232,920,260

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
	Closed-End funds:
47,200	AMERICAN MUN INCOME			$554,976	676,848
182,800	BLACKROCK LONG TERM MUN			1,875,574	1,912,088
18,200	BLACKROCK MUN BD TR			169,379	264,810
25,100	BLACKROCK MUN INCOME TR II			237,725	341,862
21,837	BLACKROCK MUNI YIELD			275,930	293,926
186,000	BLACKROCK MUNIHOLDINGS FL INSD			2,175,942	2,509,140
59,500	BLACKROCK MUNIHOLDINGS INSD FD			749,861	786,590
71,200	BLACKROCK MUNIYIELD FLA FD INC			905,807	938,416
78,300	BLACKROCK MUNIYIELD INSD FD			1,032,557	1,024,947
76,179	BLACKROCK MUNIYIELD MI INSD FD			1,014,103	1,020,799
81,800	BLACKROCK MUNIYIELD MICH INSD			981,525	990,598
54,700	BLACKROCK MUNIYIELD PA INSD			774,527	755,407
28,100	BLACKROCK MUNIYIELD QUALITY FD			333,747	344,787
12,500	DREYFUS STRATEGIC MUN BD FD			68,613	102,500
209,000	DWS MUN INCOME TR			2,278,136	2,505,910
1,000	EATON VANCE			8,280	12,140
62,900	EATON VANCE INCS CA MU II			702,542	764,864
1,100	EATON VANCE INSD MI MUN BD FD			15,510	15,609
26,905	EATON VANCE MUN INCOME TR			286,929	336,313
10,800	FEDERATED PREMIER MUN INCOME			128,672	160,056
57,200	INVESTMENT GRADE MUNI INC FD			772,405	825,396
54,248	MBIA CAP CLAYMORE MANAGED			688,397	729,636
6,500	MFS HIGH INCOME NUM TR			23,108	32,305
67,200	MORGAN STANLEY DEAN WITTER			507,600	542,976
95,900	MSDW QUAL MUNI INVESTMENT TR			1,173,337	1,257,249
90,881	MSDW QUALITY MUNICIPAL INCOM			1,024,407	1,148,736
10,299	NEUBERGER BERMAN INTER MUN FD			126,917	145,628
31,103	NUVEEN CALIF INVT QUALITY MUN			373,215	400,296
13,700	NUVEEN CALIF MUN MKT			157,825	177,141
41,700	NUVEEN DIVID ADVANTAGE MUN FD			475,800	585,051
17,000	NUVEEN DIVID ADVANTAGE MUN FD3			185,431	239,700
13,500	NUVEEN INSD DIVID ADVANTAGE			181,771	192,645
4,800	NUVEEN MASS PREM INCOME MUN FD			65,734	70,416
30,600	NUVEEN MICH PREM INCOME MUN FD			404,605	392,598
44,600	NUVEEN MUN ADVANTAGE FD INC			522,316	644,470
15,500	NUVEEN N J INVT QUALITY MUN FD			211,528	208,320
10,100	NUVEEN PA DIVID ADVANTAGE MUN			127,549	141,804
48,500	NUVEEN PA INVT QUALITY MUN FD			673,352	658,145
238,709	NUVEEN PREM INCOME MUN FD 2			3,273,534	3,279,862
27,100	NUVEEN PREMIER INC			367,653	360,701
213,690	PUTNAM MUN OPPORTUITIES TR			2,421,799	2,457,435
83,800	VAN KAMPEN MERRITT			954,508	1,190,798
114,300	VAN KAMPEN MERRITT ADVANTAGE			1,329,113	1,388,745
84,239	VAN KAMPEN MERRITT PA			1,114,508	1,156,601
37,800	VAN KAMPEN MERRITT SELECT SECT			398,849	462,294
63,277	VAN KAMPEN MERRITT TR INVT			894,508	899,799
22,000	WESTERN ASSET MGNT MUNS FD INC			240,488	283,800
48,606	WESTERN ASSET PARTNERS FD INC			620,291	663,958
12,700	WESTERN INTER MUNI FD INC			111,045	118,110
				33,991,928	36,412,223	6.69%
	Municipal bonds:
1,825,000	ABAG FIN AUTH FOR NONPROFIT CO	2/15/2019	5.375	1,620,935	1,786,493
750,000	ABAG FIN AUTH FOR NONPROFIT CO	9/1/2037	6.000	744,958	753,990
405,000	ABILENE TEX HEALTH FACS DEV	11/15/2028	5.150	405,000	303,750
500,000	ADAMS CNTY PA INDL DEV AUTH	8/15/2021	5.875	500,033	529,600
1,500,000	AGUA CALIENTE BAND CAHUILLA	7/1/2018	6.000	1,466,537	1,469,895

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
1,380,000	ALABAMA HSG FIN AUTH SINGLE	10/1/2028	5.250	$1,380,000	1,430,122
715,000	ALABAMA HSG FIN AUTH SINGLE	4/1/2038	4.500	531,648	673,759
200,000	ALABAMA SPL CARE FACS FING AUT	11/1/2019	5.000	208,495	200,724
870,000	ALACHUA CNTY FLA HEALTH FACS A	12/1/2011	6.000	870,000	872,506
485,000	ALASKA HSG FIN CORP HOME MTG	12/1/2033	5.450	485,000	502,470
1,000,000	ALASKA HSG FIN CORP HOME MTG	12/1/2034	5.250	997,163	1,025,110
350,000	ALASKA INDL DEV + EXPT AUTH CM	12/1/2010	5.400	350,000	349,073
250,000	ALASKA INDL DEV + EXPT AUTH CM	12/1/2011	5.450	250,000	251,723
1,500,000	ALASKA ST HSG FIN CORP	6/1/2032	5.250	1,281,262	1,516,980
2,000,000	ALASKA ST HSG FIN CORP	12/1/2034	5.250	2,007,719	2,049,680
240,000	ALBANY N Y INDL DEV AGY CIVIC	5/1/2016	6.500	240,000	95,995
350,000	ALEUTIANS EAST BOROUGH ALASKA	6/1/2025	5.500	314,974	313,450
500,000	ALEXANDRIA VA REDEV + HSG AUTH	10/1/2029	6.125	526,965	507,535
1,025,000	ALISAL CALIF UN SCH DIST (c)	8/1/2025	6.221	417,906	429,629
350,000	ALLEGHENY CNTY PA HOSP DEV AUT	4/1/2010	3.875	350,000	350,000
500,000	ANDERSON IND ECONOMIC DEV REV	10/1/2021	4.750	496,046	461,920
1,057,321	ARIZONA HEALTH FACS AUTH REV	7/1/2027	5.250	1,025,904	837,050
1,750,000	ARLINGTON TEX SPL OBLIG	8/15/2034	5.000	1,876,059	1,754,393
1,005,000	ASMS PUB EDL BLDG AUTH MOBILE	9/1/2026	4.375	977,379	997,875
500,000	ATLANTA GA ARPT REV	1/1/2020	5.750	507,512	506,830
900,000	ATLANTA GA TAX ALLOCATION	1/1/2020	5.400	895,028	889,191
750,000	ATLANTA GA WTR + WASTEWTR REV	11/1/2029	6.000	750,000	789,015
630,000	AUSTIN TEX CONVENTION ENTERPRI	1/1/2012	6.000	590,492	631,896
50,000	AUSTIN TEX UTIL SYS REV	5/15/2018	5.250	50,049	50,167
400,000	AVE MARIA STEWARDSHIP CMNTY DE	11/1/2012	4.800	399,762	362,552
500,000	BERKELEY CNTY S C SCH DIST INS	12/1/2019	5.250	518,507	521,560
500,000	BERKELEY CNTY S C SCH DIST INS	12/1/2024	5.250	512,527	513,195
1,000,000	BEXAR CNTY TEX HEALTH FACS DEV	7/1/2030	5.875	983,806	992,290
100,000	BEXAR CNTY TEX HSG FIN CORP MU	6/1/2011	5.500	99,602	96,678
455,000	BEXAR CNTY TEX HSG FIN CORP MU	9/15/2021	8.750	445,000	438,356
250,000	BEXAR CNTY TEX HSG FIN CORP MU	12/1/2021	6.500	267,484	232,035
805,000	BEXAR CNTY TEX HSG FIN CORP MU	4/1/2030	9.000	802,490	479,176
570,000	BEXAR CNTY TEX HSG FIN CORP MU	8/1/2030	8.125	550,120	436,289
600,000	BEXAR CNTY TEX HSG FIN CORP MU	8/1/2030	6.100	517,518	482,766
1,005,000	BEXAR CNTY TEX HSG FIN CORP MU (b)	6/1/2031	10.500	1,005,000	301,229
890,000	BEXAR CNTY TEX HSG FIN CORP MU	12/1/2036	9.250	868,437	635,131
500,000	BIRMINGHAM-SOUTHERN COLLEGE AL	12/1/2019	5.350	504,712	456,140
98,225	BISMARCK STATE COLLEGE	4/1/2032	5.010	99,925	96,293
650,000	BI-STATE DEV AGY MO ILL MET	10/1/2033	5.250	650,000	650,169
—	BLOUNT CNTY TENN HEALTH + EDL	4/1/2012	4.750	0	—
250,000	BLUE ASH OHIO TAX INCREMENT	12/1/2021	5.000	253,010	229,633
240,000	BLYTHE CALIF REDEV AGY REDEV P	5/1/2028	5.800	193,586	214,306
750,000	BOONE CNTY IND REDEV COMMN	8/1/2028	5.000	741,105	706,155
500,000	BOONE CNTY MO HOSP REV	8/1/2028	5.750	516,667	514,620
700,000	BOSTON MASS REV	10/1/2031	6.125	701,541	728,413
150,000	BRANSON COMM PK CMNTY IMPT	6/1/2010	5.000	149,938	149,994
965,000	BRAZOS CNTY TEX HEALTH FAC DEV	1/1/2032	5.375	954,470	941,358
500,000	BRAZOS CNTY TEX HEALTH FAC DEV	1/1/2033	5.500	505,270	491,670
218,000	BRIDGEVILLE DEL SPL OBLIG	7/1/2035	5.125	218,000	171,254
500,000	BROOKLYN ARENA LOCAL DEV CORP	7/15/2030	6.000	494,200	514,260
250,000	BROWNSBURG IND REDEV AUTH ECON	8/1/2024	4.625	250,000	242,713
895,000	BUCKEYE OHIO TOB SETTLEMENT	6/1/2024	5.125	859,794	828,949
750,000	BUNCOME CNTY N C PROJ DEV FING	8/1/2024	6.750	737,151	691,133
250,000	BURKE CNTY GA DEV AUTH POLLUTN	10/1/2032	4.375	250,000	250,000
100,000	BURLINGTON KANS POLLUTION CTL	6/1/2031	5.300	98,563	101,484
395,000	BUTLER CNTY PA GEN AUTH REV	10/1/2034	0.868	395,000	264,749
360,000	CALIFORNIA CMNTYS HSG FIN AGY	10/1/2011	5.000	359,778	342,245

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
180,000	CALIFORNIA CMNTYS HSG FIN AGY	12/1/2011	5.000	$179,877	171,353
145,000	CALIFORNIA CMNTYS HSG FIN AGY	8/1/2012	4.650	144,843	130,832
385,000	CALIFORNIA CMNTYS HSG FIN AGY	11/1/2012	4.850	381,423	365,966
—	CALIFORNIA CNTY CALIF TOB SECU	6/1/2019	4.750	0	—
150,000	CALIFORNIA CNTY CALIF TOB SECU	6/1/2021	4.500	148,312	137,127
140,000	CALIFORNIA CNTY CALIF TOB SECU	6/1/2023	5.625	134,533	140,070
500,000	CALIFORNIA CNTY CALIF TOB SECU	6/1/2036	5.000	494,949	370,705
500,000	CALIFORNIA HEALTH FACS FING	4/1/2010	5.300	500,000	500,000
500,000	CALIFORNIA HEALTH FACS FING	3/1/2033	5.000	504,025	471,355
500,000	CALIFORNIA HSG FIN AGY REV	8/1/2033	5.450	480,816	502,490
750,000	CALIFORNIA HSG FIN AGY REV	8/1/2038	5.500	754,789	754,680
1,000,000	CALIFORNIA INFRASTRUCTURE + EC	2/1/2030	6.000	1,013,757	1,057,320
750,000	CALIFORNIA MUN FIN AUTH ED REV	6/1/2026	5.250	744,513	668,693
500,000	CALIFORNIA MUN FIN AUTH REV	5/1/2025	6.875	498,819	510,270
750,000	CALIFORNIA MUN FIN AUTH SR LIV	5/15/2029	5.875	750,000	757,058
1,500,000	CALIFORNIA SCH FACS FING AUTH (c)	8/1/2029	1.994	1,022,093	1,027,815
40,000	CALIFORNIA ST	10/1/2020	5.250	40,932	40,225
750,000	CALIFORNIA STATEWIDE CMNTYS	6/1/2017	5.400	747,765	716,468
500,000	CALIFORNIA STATEWIDE CMNTYS	10/1/2025	5.750	487,459	485,785
350,000	CALIFORNIA STATEWIDE CMNTYS DE	9/1/2029	6.000	350,000	303,461
400,000	CALIFORNIA STATEWIDE CMNTYS DE	8/15/2031	5.500	371,549	400,236
500,000	CALIFORNIA STATEWIDE CMNTYS DE	5/15/2032	5.750	493,178	502,860
200,000	CALIFORNIA STATEWIDE CMNTYS DE	4/20/2036	7.000	200,000	213,216
610,000	CALIFORNIA STATEWIDE CMNTYS DE	11/20/2036	6.150	641,917	716,683
1,000,000	CAMERON TEX ED CORP REV	8/15/2021	5.000	832,751	912,950
335,000	CAPITAL TR AGY FLA MULTIFAMILY	6/1/2013	4.750	335,000	258,154
750,000	CAPITAL TR AGY FLA MULTIFAMILY	6/1/2038	5.875	763,236	323,730
1,237,387	CARLSBAD N M INDL DEV REV	4/15/2021	5.750	1,270,615	1,124,191
125,000	CARSON CITY NEV HOSP REV	9/1/2031	5.750	130,154	119,945
750,000	CARTHAGE MO HOSP REV	4/1/2010	4.500	750,000	750,000
1,000,000	CENTER UNI SCH DIST CALIF (c)	8/1/2031	6.074	285,253	236,690
900,000	CENTINELA VALLEY CALIF UN HIGH	8/1/2033	5.500	911,984	920,223
595,000	CHANDLER PARK ACADEMY MICH	11/1/2022	5.000	435,918	550,863
270,000	CHARLESTON CNTY S C HOSP FACS	10/1/2019	5.500	276,775	270,000
400,000	CHARTIERS VALLEY PA INDL + COM	8/15/2012	5.000	398,665	402,188
500,000	CHATHAM CNTY GA HOSP AUTH REV	1/1/2034	5.500	520,406	441,505
250,000	CHESTERFIELD CNTY VA INDL DEV	6/1/2017	5.875	255,356	258,288
275,000	CHESTERFIELD CNTY VA INDL DEV	7/1/2019	5.200	255,488	277,346
20,000	CHICAGO ILL MET HSG DEV CORP M	7/1/2022	6.850	20,567	20,036
500,000	CITIZEN POTAWATOMI NATION OKLA	9/1/2016	6.500	500,000	489,330
250,000	CLARK CNTY NEV ECONOMIC DEV RE	5/15/2033	5.375	254,257	250,518
455,000	CLARK CNTY NEV IMPT DIST	2/1/2019	5.000	456,540	383,219
1,000,000	CLARK CNTY NEV PASSANGER FAC C	7/1/2030	5.000	984,310	993,630
355,000	CLEARWATER FLA HSG AUTH REV	5/1/2024	5.350	257,743	299,954
500,000	CLEVELAND CNTY OKLA JUSTICE	3/1/2029	5.750	488,175	525,105
475,000	CLEVELAND-CUYAHOGA CNTY OHIO P	5/15/2016	6.250	450,723	471,632
1,110,000	CLEVELAND-CUYAHOGA CNTY OHIO P	5/15/2023	5.250	986,662	817,548
750,000	CLIFTON TEX HIGHER ED FIN CORP	2/15/2018	7.750	739,120	851,963
400,000	COCONINO CNTY ARIZ POLLUTN CTL	6/1/2034	5.500	400,000	423,220
395,000	COLLIER CNTY FLA HSG FIN AUTH	8/15/2015	5.250	393,811	407,644
750,000	COLO HSG FIN AUTH SINGLE	11/1/2034	5.000	750,106	755,475
150,000	COLORADO EDL + CULTURAL FACS	6/15/2012	4.625	148,921	149,339
835,000	COLORADO EDL + CULTURAL FACS	11/15/2028	6.750	835,000	929,472
1,500,000	COLORADO EDL + CULTURAL FACS	5/1/2030	6.000	1,457,268	1,479,255
1,000,000	COLORADO EDL + CULTURAL FACS	6/1/2033	5.500	974,375	1,012,580
1,000,000	COLORADO EDL + CULTURAL FACS	7/1/2034	5.600	993,353	1,001,450
350,000	COLORADO EDL + CULTURAL FACS	12/1/2039	5.125	330,397	335,818

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
20,000	COLORADO HEALTH FACS AUTH REV	11/15/2020	5.125	$19,797	23,405
280,000	COLORADO HEALTH FACS AUTH REV	11/15/2020	5.125	277,159	290,399
1,000,000	COLORADO HSG + FIN AUTH	10/1/2029	5.400	1,000,000	1,037,510
1,000,000	COLORADO HSG + FIN AUTH	11/1/2029	5.500	1,000,000	1,051,000
1,750,000	COMPARK BUSINESS CAMPUS MET	12/1/2027	5.750	1,569,060	1,440,793
260,000	CONCORDE ESTATES CMNTY DEV DIS (b)	5/1/2011	5.000	259,727	96,044
1,250,000	CONNECTICUT ST DEV AUTH POLLUT	9/1/2028	5.850	1,318,815	1,257,663
1,000,000	CONNECTICUT ST HSG FIN AUTH	11/15/2035	4.750	1,000,000	1,003,780
375,000	CONNERTON WEST CMNTY DEV DIST (b)	5/1/2016	5.125	374,492	148,789
420,000	CONWAY ARK HOSP REV	8/1/2022	5.250	412,494	414,347
375,000	COOK CNTY ILL SCH DIST NO 148	12/1/2027	4.500	347,956	395,944
1,105,000	CORONA-NORCO CALIF UNI SCH DIS (c)	8/1/2039	1.728	667,047	743,687
637,000	CORTLAND ILL SPL TAX REV	3/1/2017	5.500	632,505	386,837
500,000	CRAWFORD CNTY PA INDL DEV AUTH	11/1/2031	6.000	492,267	523,115
960,000	CROW FIN AUTH MONT TRIBAL PURP	10/1/2017	5.650	921,546	961,632
1,250,000	CROWN POINT IND ECONOMIC DEV	11/15/2013	6.500	1,250,000	1,250,863
1,000,000	CULLMAN CNTY ALA HEALTH CARE A	2/1/2023	6.250	978,355	995,540
500,000	CUYAHOGA CNTY OHIO HSG MTG REV	3/20/2042	5.700	514,215	527,260
3,415,000	DALLAS TEX HSG FIN CORP MULTI-	10/20/2032	6.750	3,398,232	3,521,480
225,000	DALTON GA DEV AUTH REV	8/15/2026	5.250	226,860	211,743
1,000,000	DELAWARE ST HEALTH FACS AUTH R	6/1/2030	5.000	799,278	920,020
500,000	DELAWARE ST HSG AUTH REV	7/1/2031	5.200	500,000	513,255
208,631	DENHAM SPRINGS-LIVINGSTON HSG	11/1/2040	5.000	216,578	207,557
500,000	DENVER COLO CITY + CNTY ARPT	11/15/2031	5.000	493,481	510,700
1,500,000	DENVER COLO CITY + CNTY EXCISE	9/1/2023	6.000	1,605,597	1,686,165
500,000	DENVER COLO CONVENTION CTR	12/1/2030	5.000	512,313	435,310
205,000	DETROIT CMNTY HIGH SCH MICH	11/1/2010	5.000	205,000	205,037
500,000	DETROIT LAKES MINN HSG +	8/1/2034	5.440	500,000	499,375
750,000	DETROIT MICH	4/1/2020	5.250	753,629	650,873
500,000	DINUBA CALIF FING AUTH LEASE R	9/1/2038	5.375	494,590	382,410
1,105,000	DIRECTOR ST NEV DEPT BUSINESS (b)	11/15/2014	6.000	1,096,184	664,414
2,000,000	DISTRICT COLUMBIA REV	7/1/2025	6.000	2,023,839	2,041,380
500,000	DISTRICT COLUMBIA REV	6/1/2026	5.000	509,191	426,040
3,000,000	DUBLIN CALIF UNI SCH DIST (c)	8/1/2034	6.378	650,845	632,610
360,000	DURBIN CROSSING CMNTY DEV DIST	11/1/2010	4.875	359,942	313,819
500,000	E-470 PUB HWY AUTH COLO REV	9/1/2024	5.500	506,035	494,585
215,000	EAST BATON ROUGE LA MTG FIN AU	10/1/2024	4.625	215,000	219,855
500,000	EAST BATON ROUGE LA MTG FIN AU	10/1/2034	5.000	500,000	504,330
550,000	EAST CHICAGO IND REDEV COMMN	7/15/2014	5.000	550,000	552,844
565,000	EAST CHICAGO IND REDEV COMMN	1/15/2015	5.250	565,000	567,107
950,000	EAST POINT GA	2/1/2026	8.000	1,073,024	964,896
800,000	EDEN PRAIRIE MINN MULTIFAMILY	2/20/2043	6.200	872,903	850,272
200,000	EL PASO CNTY TEX HSG FIN CORP	12/1/2015	7.000	200,000	195,872
750,000	EL PASO DE ROBLES CALIF REDEV	7/1/2033	6.375	741,434	767,520
848,089	EL PASO TEX HSG FIN CORP MTG R	4/1/2033	6.180	879,238	893,021
500,000	ELKHART CNTY IND HOSP AUTH REV	8/15/2020	5.250	506,814	501,615
2,000,000	EMERY CNTY UTAH POLLUTN CTL RE	11/1/2023	5.650	2,021,930	2,006,820
500,000	ERIE CNTY OHIO HOSP FACS REV	8/15/2013	6.000	522,175	526,885
1,550,000	ERIE CNTY OHIO HOSP FACS REV	8/15/2032	5.625	1,565,778	1,432,231
1,000,000	ERIE CNTY PA HOSP AUTH REV	7/1/2027	7.000	1,000,000	1,005,500
250,000	ESCONDIDO CALIF UN HIGH SCH DI (c)	5/1/2019	6.449	139,497	154,763
500,000	ESTHERVILLE IOWA HOSP REV	7/1/2020	6.300	505,377	505,875
500,000	FAIRFAX CNTY VA REDEV + HSG AU	8/1/2039	5.600	500,000	525,070
250,000	FARGO N D HEALTH SYS REV	6/1/2027	5.375	246,673	249,970
2,910,108	FARGO N D UNIV FACS REV	11/29/2027	5.110	2,910,108	3,108,461
750,000	FARMINGTON N M POLLUTN CTL REV	12/1/2016	5.700	750,000	750,165
250,000	FARMINGTON N M POLLUTN CTL REV	12/1/2016	6.300	250,000	250,170

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
170,000	FARMINGTON N M POLLUTN CTL REV	4/1/2022	5.800	$173,149	170,003
500,000	FARMINGTON N MEX HOSP REV	6/1/2022	5.000	508,410	511,145
239,000	FARMS NEW KENT VA CMNTY DEV	3/1/2036	5.125	239,000	163,084
1,000,000	FESTIVAL RANCH CMNTY FACS DIST	7/15/2024	6.250	1,017,560	1,011,040
315,000	FIDDLERS CREEK CMNTY DEV DIST (b)	5/1/2013	5.750	313,896	119,637
925,000	FLAGSTAFF ARIZ INDL DEV AUTH R	7/1/2022	5.500	847,649	771,136
1,500,000	FLINT MICH HOSP BLDG AUTH REV	7/1/2020	6.000	1,455,086	1,467,330
470,000	FLORIDA HSG FIN CORP REV	7/1/2033	5.450	470,000	483,564
1,995,000	FLORIDA HSG FIN CORP REV	7/1/2034	5.300	2,019,124	2,058,022
905,000	FOREST CREEK CMNTY DEV DIST (b)	5/1/2011	4.850	904,756	590,250
250,000	FOREST GROVE ORE REV	5/1/2030	6.000	245,680	255,510
1,000,000	FORT ML S C SCH FACS CORP	12/1/2029	5.250	992,869	1,007,190
500,000	FORT ML S C SCH FACS CORP	12/1/2030	5.250	497,018	503,315
1,000,000	FORT PIERCE FLA CAP IMPT REV	9/1/2025	5.750	984,871	1,110,400
1,000,000	FRANKLIN CNTY OHIO HEALTH CARE	7/1/2035	5.125	582,675	829,350
1,245,000	FULTON CNTY GA DEV AUTH REV	11/1/2028	5.250	1,072,984	984,446
330,000	FULTON CNTY PA INDL DEV AUTH	7/1/2011	5.375	329,736	331,759
1,000,000	FYI PROPERTIES WASH LEASE REV	6/1/2034	5.500	980,262	1,065,860
500,000	GAINESVILLE + HALL CNTY GA DEV	11/15/2029	6.375	517,194	517,950
1,000,000	GAINESVILLE + HALL CNTY GA HOS	2/15/2030	5.000	970,569	963,350
1,167,748	GALVESTON CNTY TEX MUN UTIL	9/1/2010	6.390	1,167,478	933,749
500,000	GARDEN GROVE CALIF CTFS PARTN	8/1/2023	5.700	511,918	501,650
400,000	GEISINGER AUTH PA HEALTH SYS	5/1/2037	0.937	400,000	302,900
500,000	GILA CNTY ARIZ UNI SCH DIST NO	7/1/2028	3.000	476,060	527,565
750,000	GLENDALE CALIF REDEV AGY TAX A	12/1/2024	5.500	738,806	733,703
1,000,000	GOLDEN ST TOB SECURITIZATION (c)	6/1/2022	1.294	854,717	908,780
1,000,000	GOLDEN ST TOB SECURITIZATION	6/1/2047	5.125	848,398	640,650
885,000	GRAND FORKS N D HEALTH CARE FA	12/1/2010	6.625	885,000	888,027
2,000,000	GRAND FORKS N D HEALTH CARE SY	8/15/2027	5.625	2,000,000	1,979,100
500,000	GRAND VALLEY MICH ST UNIV REV	12/1/2024	5.300	494,933	525,135
—	GRAVOIS BLUFFS TRANSN DEV DIST	5/1/2018	4.000	0	—
985,000	GRAVOIS BLUFFS TRANSN DEV DIST	5/1/2032	4.750	697,186	765,158
500,000	GREENS PARKWAY MUN UTIL DIST	9/1/2032	5.500	484,347	502,390
500,000	GUNNISON CNTY COLO	7/15/2019	6.099	509,451	509,595
1,000,000	HAMDEN CONN FAC REV	1/1/2014	6.125	984,411	989,200
750,000	HAMILTON CNTY OHIO HEALTH CARE	1/1/2037	5.000	628,851	646,193
500,000	HAMMOND IND REDEV DIST REV	1/15/2017	6.000	500,000	509,030
1,500,000	HARBOR POINT INFRASTRUCTURE	4/1/2022	7.000	1,500,000	1,523,685
1,250,000	HARRIS CNTY TEX CULTURAL ED	8/15/2021	6.750	1,250,000	1,248,888
500,000	HARRIS CNTY TEX DEPT ED PUB FA	2/15/2023	5.750	507,397	537,880
1,500,000	HARTNELL CALIF CMNTY COLLEGE D (c)	8/1/2034	3.593	630,544	738,975
350,000	HARVEY ILL	12/1/2027	5.500	357,876	324,597
1,000,000	HAWAII ST DEPT BUDGET + FIN	11/15/2023	7.875	967,272	1,077,970
500,000	HAWAII ST DEPT BUDGET + FIN SP	11/15/2014	6.400	500,000	505,230
590,000	HAWAII ST DEPT BUDGET + FIN SP	11/15/2029	8.750	581,736	649,608
2,000,000	HAWTHORNE CALIF SCH DIST CTFS (c)	12/1/2029	1.444	1,500,817	1,489,700
360,000	HEALTH CARE AUTH FOR BAPTIST	11/15/2018	5.000	370,336	357,739
1,500,000	HEALTH CARE AUTH FOR BAPTIST	11/15/2036	6.125	1,500,000	1,580,235
1,000,000	HELENDALE CALIF SCH DIST (c)	8/1/2034	2.437	554,555	574,300
1,500,000	HENDERSON NEV LOC IMPT DISTS	9/1/2010	4.500	1,500,000	1,391,910
205,000	HENDERSON NEV LOC IMPT DISTS	9/1/2011	4.300	187,880	203,137
255,000	HIGHLANDS CNTY FLA HEALTH FACS	11/15/2027	5.000	257,678	252,629
500,000	HIMALAYA WTR + SANTN DIST COLO	12/1/2035	5.000	513,004	425,075
250,000	HOLLYWOOD FLA CMNTY REDEV AGY	3/1/2024	5.625	204,907	238,503
1,260,000	HOPKINS CNTY KY HOSP REV	11/15/2011	6.625	1,252,991	1,263,629
500,000	HOPKINS CNTY TEX HOSP DIST	2/15/2023	5.500	488,252	460,485
275,000	HOUMA-TERREBONNE PUB TR FING A	12/1/2040	5.150	286,716	275,605

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
250,000	HOWARD CNTY MD RETIREMENT	4/1/2027	5.250	$255,277	204,540
400,000	HUNTSVILLE-REDSTONE VLG ALA	1/1/2015	5.250	400,000	390,700
500,000	HURON CNTY OHIO HOSP FACS REV	12/1/2022	5.000	501,775	500,265
110,000	IDAHO HEALTH FACS AUTH HOSP	8/1/2010	6.000	110,068	109,368
85,000	IDAHO HSG + FIN ASSN	8/1/2010	5.750	85,000	84,887
245,000	IDAHO HSG + FIN ASSN	8/1/2017	6.250	245,000	228,979
250,000	IDAHO HSG + FIN ASSN	12/1/2018	5.500	247,438	232,980
250,000	IDAHO HSG + FIN ASSN	6/1/2021	5.500	250,000	244,680
250,000	IDAHO HSG + FIN ASSN	7/1/2021	5.625	249,268	243,380
750,000	IDAHO HSG + FIN ASSN	7/1/2021	9.000	750,000	861,225
735,000	IDAHO HSG + FIN ASSN SINGLE	7/1/2026	5.650	754,487	760,071
490,000	IDAHO HSG + FIN ASSN SINGLE	7/1/2038	5.500	490,000	509,767
305,000	IDAHO HSG + FIN ASSN SINGLE	1/1/2040	5.500	305,000	315,208
730,000	ILLINOIS DEV FIN AUTH POLLUTN	3/1/2014	5.500	735,391	730,102
195,000	ILLINOIS DEV FIN AUTH POLLUTN	2/1/2024	5.700	198,722	195,016
250,000	ILLINOIS DEV FIN AUTH REV	5/15/2021	5.500	258,603	250,028
500,000	ILLINOIS EDL FACS AUTH REVS	10/1/2032	5.700	501,663	503,350
600,000	ILLINOIS FIN AUTH ED REV	9/1/2027	5.000	567,720	441,390
500,000	ILLINOIS FIN AUTH REV	5/15/2012	5.100	499,001	496,585
600,000	ILLINOIS FIN AUTH REV	5/15/2012	5.250	601,766	590,178
500,000	ILLINOIS FIN AUTH REV	11/15/2016	5.000	511,298	465,720
400,000	ILLINOIS FIN AUTH REV (b)	11/15/2016	5.400	396,684	159,760
250,000	ILLINOIS FIN AUTH REV	12/1/2021	5.000	255,242	240,155
1,250,000	ILLINOIS FIN AUTH REV	11/15/2022	5.250	1,247,623	1,257,725
350,000	ILLINOIS FIN AUTH REV	8/15/2023	6.000	363,968	351,568
375,000	ILLINOIS FIN AUTH REV	4/1/2026	5.000	381,424	339,638
750,000	ILLINOIS FIN AUTH REV	5/15/2026	5.750	728,456	593,955
610,000	ILLINOIS FIN AUTH REV	8/15/2026	6.000	624,558	527,058
1,000,000	ILLINOIS FIN AUTH REV	11/15/2026	5.250	969,946	849,640
250,000	ILLINOIS FIN AUTH REV	11/15/2026	5.750	252,289	253,103
500,000	ILLINOIS FIN AUTH REV	3/15/2027	5.000	522,047	509,100
500,000	ILLINOIS FIN AUTH REV	5/15/2029	5.250	506,601	504,245
750,000	ILLINOIS FIN AUTH REV	11/1/2029	6.375	741,239	804,135
750,000	ILLINOIS FIN AUTH REV	11/15/2035	5.000	750,000	745,163
150,000	ILLINOIS FIN AUTH REV	12/1/2036	5.000	151,601	131,778
805,000	ILLINOIS FIN AUTH REV	2/1/2037	5.250	801,368	724,903
500,000	ILLINOIS FIN AUTH REV	2/15/2038	5.875	506,060	433,040
500,000	ILLINOIS FIN AUTH REV	3/1/2038	6.000	484,842	532,630
250,000	ILLINOIS FIN AUTH REV	5/15/2038	5.750	257,181	204,978
750,000	ILLINOIS FIN AUTH SPORTS FAC (b)	10/1/2027	6.125	730,374	452,895
440,000	ILLINOIS FIN AUTH SPORTS FAC (b)	12/1/2035	7.000	436,668	109,283
500,000	ILLINOIS FIN AUTH SPORTS FAC (b)	10/1/2037	6.250	484,065	296,470
750,000	ILLINOIS HEALTH FACS AUTH REV	5/15/2014	6.250	751,492	756,953
750,000	ILLINOIS HEALTH FACS AUTH REV	8/15/2028	5.375	737,122	737,490
500,000	ILLINOIS HEALTH FACS AUTH REV	7/1/2033	6.000	516,723	513,275
2,100,000	ILLINOIS HEALTH FACS AUTH REV	8/15/2033	5.100	2,141,603	2,097,018
500,000	ILLINOIS HEALTH FACS AUTH REV	2/15/2037	5.150	501,401	497,090
500,000	INDEPENDENCE CNTY ARK POLLUTN	1/1/2021	5.000	502,473	500,410
250,000	INDEPENDENCE MO THIRTY-NINTH	9/1/2032	6.875	250,000	242,355
500,000	INDIANA BD BK REV	2/1/2029	5.500	490,206	534,575
1,750,000	INDIANA HEALTH + EDL FAC FING	3/1/2022	5.500	1,613,723	1,776,023
1,000,000	INDIANA HEALTH + EDL FAC FING	2/15/2030	5.250	736,376	938,910
500,000	INDIANA HEALTH + EDL FAC FING	11/15/2035	5.250	475,723	437,065
500,000	INDIANA HEALTH + EDL FAC FING	2/15/2036	5.250	502,539	455,270
500,000	INDIANA HEALTH FAC FING AUTH H	2/15/2017	5.125	492,045	500,235
350,000	INDIANA HEALTH FAC FING AUTH H	2/15/2018	5.250	352,681	351,278
1,315,000	INDIANA HEALTH FAC FING AUTH R	8/15/2018	5.000	1,181,770	1,290,265

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
280,000	INDIANA ST DEV FIN AUTH POLLUT	3/1/2030	5.000	$280,931	280,076
1,000,000	INDIANA ST FIN AUTH REV	10/1/2021	6.000	1,000,000	1,007,190
1,500,000	INDIANA ST FIN AUTH REV	7/1/2039	5.750	1,526,813	1,547,610
250,000	INDUSTRY CALIF URBAN DEV AGY	5/1/2021	4.750	254,116	240,888
750,000	INGLEWOOD CALIF REDEV AGY TAX	5/1/2014	5.250	729,830	763,463
300,000	INTERCOMMUNITY HOSP FING AUTH	11/1/2019	5.250	309,978	290,550
961,113	INTERMEDIATE SCH DIST 287 MINN	1/1/2028	5.460	980,033	956,701
5,779,136	INTERMEDIATE SCH DIST 287 MINN	11/1/2032	5.295	5,525,026	5,762,261
200,000	IOWA FIN AUTH RETIREMENT CMNTY	11/15/2011	4.750	199,229	200,184
120,000	IOWA FIN AUTH SR HSG REV	11/1/2011	5.000	120,000	118,775
400,000	IOWA FIN AUTH SR HSG REV	12/1/2014	5.000	397,840	365,748
500,000	IOWA FIN AUTH SR LIVING FAC	11/15/2027	5.500	509,653	353,900
1,000,000	IOWA STUDENT LN LIQUIDITY CORP	12/1/2027	5.500	976,808	1,004,380
475,000	JACKSONVILLE FLA ECONOMIC DEV	9/1/2017	6.000	475,000	483,783
500,000	JACKSONVILLE FLA HEALTH FACS A	11/1/2022	5.000	495,376	504,060
1,000,000	JACKSONVILLE FLA HEALTH FACS A	11/1/2027	5.000	958,264	965,910
400,000	JEFFERSON CNTY ALA MULTIFAMILY	9/1/2012	5.400	396,556	400,832
1,500,000	JEFFERSON CNTY KY MTG REV	11/15/2013	6.125	1,500,000	1,502,745
180,000	JEFFERSON PARISH LA FIN AUTH	6/1/2033	5.000	189,485	184,831
1,250,000	JEFFERSON PARISH LA FIN AUTH	6/1/2038	5.000	1,309,324	1,237,975
250,000	JEFFERSON PARISH LA FIN AUTH	12/1/2048	5.700	262,296	264,385
700,000	JOPLIN MO INDL DEV AUTH INDL R	5/15/2017	5.500	708,173	620,921
155,000	JUBAN PARC CMNTY DEV DEV DIST	10/1/2014	5.150	155,000	137,879
1,930,000	KALISPEL TRIBE INDIANS	1/1/2016	6.200	1,871,357	1,826,726
4,500,000	KANSAS CITY MO INDL DEV AUTH M	1/1/2012	5.000	4,457,088	4,425,885
1,000,000	KANSAS CITY MO INDL DEV AUTH M	11/20/2039	5.100	1,000,000	1,010,560
1,000,000	KANSAS ST DEV FIN AUTH HOSP RE	11/15/2029	5.500	976,482	1,052,590
1,000,000	KANSAS ST DEV FIN AUTH REV	4/1/2015	5.900	1,000,193	1,004,220
400,000	KATY TEX DEV AUTH REV	6/1/2011	5.800	397,174	400,180
250,000	KENTUCKY ECONOMIC DEV FIN AUTH	10/1/2012	6.250	252,796	257,150
750,000	KENTUCKY ECONOMIC DEV FIN AUTH	10/1/2018	6.000	729,569	788,003
200,000	KENTUCKY ECONOMIC DEV FIN AUTH	12/1/2033	6.000	198,480	218,726
500,000	KENTUCKY ECONOMIC DEV FIN AUTH	11/20/2035	5.375	500,000	528,425
500,000	KENTUCKY HSG CORP HSG REV	7/1/2039	5.150	500,000	513,785
250,000	KENTWOOD MICH ECONOMIC DEV	11/15/2014	5.250	248,663	235,300
2,705,000	KERRVILLE TEX HEALTH FACS DEV	8/15/2035	5.450	2,694,346	2,459,900
750,000	KING CNTY WASH HSG AUTH REV	5/1/2028	5.200	750,000	781,583
500,000	KIRKWOOD MO INDL DEV AUTH	5/15/2015	6.500	500,000	500,645
500,000	KIRKWOOD MO INDL DEV AUTH	11/15/2015	7.000	500,000	500,720
500,000	KIRKWOOD MO INDL DEV AUTH	5/15/2021	8.000	500,000	502,680
900,000	KLICKITAT CNTY WASH PUB HOSP	12/1/2020	6.000	830,456	861,003
750,000	KNOX CNTY TENN HEALTH EDL + HS	4/15/2031	6.500	636,401	792,053
455,000	LA VERNIA TEX HIGHER ED FIN CO	2/15/2018	6.000	455,000	434,379
1,605,000	LAFAYETTE LA PUB TR FING AUTH	1/1/2041	5.350	1,648,596	1,624,437
340,000	LAKE ASHTON II CMNTY DEV DIST	11/1/2010	4.875	340,084	279,079
650,000	LAKELAND FLA HOSP SYS REV	11/15/2032	5.000	661,024	619,496
250,000	LAKELAND FLA RETIREMENT CMNTY	1/1/2019	5.875	250,000	246,035
750,000	LAKESIDE 370 LEVEE DIST MO	4/1/2028	7.000	750,000	747,720
750,000	LANCASTER CALIF REDEV AGY TAX	8/1/2024	6.000	737,228	783,143
400,000	LANGSTON OKLA ECONOMIC DEV	5/1/2026	5.250	413,166	388,148
2,000,000	LAS VEGAS NEV REDEV AGY TAX IN	6/15/2023	7.500	1,979,100	2,256,380
250,000	LEE CNTY FLA INDL DEV AUTH HEA	11/15/2029	5.000	254,938	199,555
750,000	LEE CNTY FLA INDL DEV AUTH IND	6/15/2027	5.250	753,968	602,520
400,000	LEE CNTY S C SCH FACS INC	12/1/2031	6.000	366,465	401,668
250,000	LEHIGH CNTY PA GEN PURP AUTH	8/15/2042	1.188	250,000	171,813
200,000	LEWISVILLE TEX COMBINATION CON	9/1/2028	5.700	131,354	186,606
500,000	LOMBARD ILL PUB FACS CORP	1/1/2015	6.375	500,000	452,040

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
300,000	LOMBARD ILL PUB FACS CORP	1/1/2025	5.500	$317,570	217,857
550,000	LOMBARD ILL PUB FACS CORP	1/1/2030	5.500	578,814	374,000
1,750,000	LOMBARD ILL PUB FACS CORP	1/1/2036	5.250	1,780,061	1,732,780
250,000	LOMPOC CALIF HEALTHCARE DIST	8/1/2034	5.000	252,909	242,118
320,000	LORAIN CNTY OHIO HOSP REV	9/1/2016	5.625	324,246	320,506
330,000	LORAIN CNTY OHIO HOSP REV	9/1/2027	5.500	336,088	330,096
1,000,000	LOS ANGELES CALIF CMNTY COLLEG	8/1/2033	6.000	1,034,241	1,112,420
400,000	LOS ANGELES CALIF CTFS PARTN	2/1/2018	5.700	353,565	400,092
1,000,000	LOS ANGELES CALIF CTFS PARTN	2/1/2027	5.000	1,000,821	1,004,100
1,250,000	LOS ANGELES CALIF HSG AUTH	6/1/2029	5.000	1,089,761	1,154,150
500,000	LOUDOUN CNTY VA INDL DEV AUTH	8/1/2028	7.000	500,000	506,980
195,000	LOUISIANA HSG FIN AGY SINGLE	12/1/2022	4.800	195,000	203,305
500,000	LOUISIANA HSG FIN AGY SINGLE	12/1/2034	5.100	500,000	511,360
325,000	LOUISIANA HSG FIN AGY SINGLE	6/1/2038	5.850	347,323	345,430
1,505,000	LOUISIANA HSG FIN AGY SINGLE	12/1/2038	5.700	1,580,556	1,524,986
235,000	LOUISIANA HSG FIN AGY SINGLE	6/1/2039	5.600	242,800	251,751
460,000	LOUISIANA HSG FIN AGY SINGLE	6/1/2040	6.550	485,439	497,706
460,000	LOUISIANA LOC GOVT ENVIR FACS	6/20/2028	8.000	460,000	384,105
500,000	LOUISIANA PUB FACS AUTH HOSP R	7/1/2024	6.750	518,583	527,600
500,000	LOUISIANA PUB FACS AUTH REV	2/15/2036	0.868	500,000	377,875
105,000	LUBBOCK TEX HEALTH FACS DEV	3/20/2012	5.000	105,000	109,700
350,000	LUCAS CNTY OHIO HEALTH CARE	8/15/2015	6.375	343,146	356,090
1,495,000	LUZERNE CNTY PA	11/1/2026	7.000	1,600,626	1,676,792
150,000	LYNN HAVEN FLA CAP IMPT REV	12/1/2016	5.000	150,000	150,513
560,284	LYONS COLO REV	11/30/2016	4.750	565,196	509,847
460,000	MADISON CNTY FLA REV	7/1/2025	6.000	453,220	348,257
190,000	MADISON CNTY NY INDL DEV AGY C	2/1/2017	4.500	187,463	181,788
250,000	MAGNOLIA CREEK FLA CMNTY DEV D (b)	5/1/2014	5.600	250,000	156,600
1,000,000	MAINE EDL LN AUTH STUDENT LN R	12/1/2027	5.625	1,000,000	1,039,470
1,000,000	MALTA ILL TAX INCREMENT REV	12/30/2025	5.750	1,000,000	627,860
500,000	MANCHESTER N H HSG + REDEV	1/1/2015	6.750	504,581	492,775
500,000	MANCHESTER N H HSG + REDEV (c)	1/1/2020	5.248	294,367	221,240
557,000	MANHATTAN ILL SPL SVC AREA SPL	3/1/2022	5.750	557,000	341,246
500,000	MANSFIELD OHIO	12/1/2024	6.000	528,094	547,230
2,000,000	MANTECA CALIF FING AUTH SWR	12/1/2033	5.000	1,855,095	1,906,000
500,000	MARICOPA CNTY ARIZ ELEM SCH	7/1/2020	6.250	512,894	574,785
300,000	MARICOPA CNTY ARIZ ELEM SCH	7/1/2024	8.000	308,544	324,585
1,000,000	MARICOPA CNTY ARIZ UNI SCH DIS	7/1/2026	6.250	1,019,234	1,133,560
235,000	MARION CNTY IND CONVENTION + R	6/1/2027	5.000	222,881	235,002
500,000	MARQUIS CMNTY DEV AUTH VA REV	9/1/2013	5.100	500,000	441,140
240,000	MARYLAND ST HEALTH + HIGHER	1/1/2017	5.000	240,000	219,451
500,000	MARYLAND ST HEALTH + HIGHER	1/1/2027	4.625	462,236	479,410
450,000	MARYLAND ST HEALTH + HIGHER	7/1/2029	6.750	440,490	515,606
500,000	MASHANTUCKET WESTERN PEQUOT TR (b)	9/1/2036	5.500	509,143	256,235
1,000,000	MASSACHUSETTS DEV FIN AGY SR	6/1/2014	6.250	1,000,000	1,000,830
500,000	MASSACHUSETTS EDL FING AUTH ED	1/1/2027	5.200	500,000	500,000
2,500,000	MASSACHUSETTS EDL FING AUTH ED	1/1/2028	5.250	2,508,275	2,507,350
250,000	MASSACHUSETTS ST	5/1/2037	0.737	250,000	182,875
775,000	MASSACHUSETTS ST HEALTH + EDL	1/15/2012	5.125	772,688	777,410
2,480,000	MASSACHUSETTS ST HEALTH + EDL	7/1/2013	7.300	2,480,000	2,487,217
500,000	MASSACHUSETTS ST HEALTH + EDL	7/1/2016	5.500	507,829	442,985
500,000	MASSACHUSETTS ST HEALTH + EDL	10/15/2020	5.000	499,151	503,765
750,000	MASSACHUSETTS ST HEALTH + EDL	7/1/2024	5.375	750,928	688,605
500,000	MASSACHUSETTS ST HEALTH + EDL	10/15/2026	5.500	504,570	507,775
235,000	MASSACHUSETTS ST HEALTH + EDL	7/1/2028	5.000	241,589	234,988
1,000,000	MASSACHUSETTS ST HSG FIN AGY H	12/1/2033	5.350	1,000,000	1,027,880
1,000,000	MASSACHUSETTS ST HSG FIN AGY H	6/1/2040	5.050	1,000,000	1,010,170

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
100,000	MASSACHUSETTS ST INDL FIN AGY	9/1/2017	5.450	$100,000	100,085
500,000	MASSACHUSETTS ST TPK AUTH MET	1/1/2017	5.125	507,650	500,520
145,000	MASSACHUSETTS ST TPK AUTH MET	1/1/2027	5.000	147,152	145,004
225,000	MASSACHUSETTS ST TPK AUTH MET	1/1/2029	5.250	231,424	225,448
875,000	MASSACHUSETTS ST TPK AUTH WEST	1/1/2017	5.550	875,000	878,763
80,000	MATAGORDA CNTY TEX NAV DIST NO	6/1/2026	5.250	80,476	78,121
1,750,000	MC ALESTER OKLA PUB WKS AUTH U (c)	2/1/2030	5.480	595,771	576,363
200,000	MEAD VLG NEB TAX INCREMENT REV (b)	7/1/2012	5.125	200,000	111,496
500,000	MESQUITE NEV REDEV AGY TAX	6/1/2014	5.750	495,426	511,965
500,000	MESQUITE TEX HEALTH FACS DEV C	2/15/2015	5.000	502,122	506,655
1,070,000	MET GOVT NASHVILLE + DAVIDSON (b)	12/20/2020	8.000	1,070,000	539,933
855,000	MET GOVT NASHVILLE + DAVIDSON (b)	6/20/2036	10.000	855,000	429,073
1,830,000	MET GOVT NASHVILLE + DAVIDSON (b)	12/20/2040	7.500	1,830,000	1,105,229
500,000	METROPOLITAN PIER + EXPOSITION	6/15/2027	6.500	500,000	501,250
2,000,000	METROPOLITAN WASHINGTON D C AR (c)	10/1/2041	1.425	1,278,535	1,432,020
500,000	MIAMI BEACH FLA HEALTH FACS	11/15/2028	5.375	505,480	413,405
1,500,000	MIAMI-DADE CNTY FLA SPL OBLIG (c)	10/1/2026	6.250	545,014	512,970
750,000	MIAMI-DADE CNTY FLA WTR + SWR	10/1/2023	6.000	761,889	849,278
1,000,000	MICHIGAN MUN BD AUTH REV	5/1/2023	5.750	1,032,029	1,081,240
750,000	MICHIGAN PUB EDL FACS AUTH REV	9/1/2016	6.000	750,000	763,118
750,000	MICHIGAN PUB EDL FACS AUTH REV	6/1/2020	6.000	742,912	755,603
500,000	MICHIGAN PUB EDL FACS AUTH REV	9/1/2021	8.000	500,000	552,650
300,000	MICHIGAN PUB EDL FACS AUTH REV	9/1/2022	5.000	300,000	263,439
475,000	MICHIGAN PUB EDL FACS AUTH REV	10/1/2023	6.250	475,000	409,236
500,000	MICHIGAN PUB EDL FACS AUTH REV	11/1/2028	6.350	500,000	508,640
1,000,000	MICHIGAN ST HOSP FIN AUTH REV	12/1/2023	6.125	988,577	1,095,940
175,000	MICHIGAN ST HOSP FIN AUTH REV	6/1/2028	5.000	178,087	168,123
625,000	MICHIGAN ST HSG DEV AUTH RENTA	10/1/2020	5.375	597,093	656,519
1,000,000	MICHIGAN ST HSG DEV AUTH RENTA	10/1/2034	5.625	1,000,000	1,033,760
545,000	MICHIGAN ST HSG DEV AUTH RENTA	10/1/2038	5.700	545,000	570,005
1,000,000	MICHIGAN ST STRATEGIC FD LTD	9/1/2029	5.450	1,056,428	1,002,110
280,000	MICHIGAN TOB SETTLEMENT FIN	6/1/2022	5.125	263,215	262,018
500,000	MILLSBORO DEL SPL OBLG	7/1/2036	5.450	500,000	333,865
523,084	MINNESOTA ST HIGHER ED FACS	10/1/2016	4.493	526,696	524,371
225,000	MINNESOTA ST HSG FIN AGY	1/1/2020	5.000	215,762	227,430
500,000	MINNESOTA ST HSG FIN AGY	7/1/2034	5.050	500,000	506,230
1,000,000	MINNESOTA ST HSG FIN AGY	1/1/2040	5.100	1,000,000	1,010,210
385,000	MISSISSIPPI HOME CORP SINGLE F	6/1/2039	6.750	408,196	424,505
500,000	MISSOURI DEV FIN BRD	6/1/2029	5.625	486,529	508,765
250,000	MISSOURI ST DEV FIN BRD INFRAS	4/1/2025	5.125	252,694	250,365
500,000	MISSOURI ST DEV FIN BRD INFRAS	11/1/2025	5.500	491,751	514,225
500,000	MISSOURI ST DEV FIN BRD INFRAS	4/1/2027	6.000	506,102	513,070
500,000	MISSOURI ST DEV FIN BRD INFRAS	10/1/2027	6.125	484,069	519,250
980,000	MISSOURI ST HEALTH + EDL FACS	2/1/2022	5.125	1,009,996	950,757
500,000	MISSOURI ST HEALTH + EDL FACS	2/1/2027	4.875	505,060	445,735
650,000	MISSOURI ST HSG DEV COMMN	7/1/2042	5.250	641,043	660,361
440,000	MISSOURI ST HSG DEV COMMN SING	9/1/2034	5.250	437,004	454,357
450,000	MISSOURI ST HSG DEV COMMN SING	9/1/2034	5.350	450,000	466,772
475,000	MODESTO CALIF IRR DIST CTFS PA	7/1/2022	5.300	449,424	476,430
1,000,000	MOHAVE CNTY ARIZ INDL DEV AUTH	5/1/2015	7.250	992,454	1,064,340
1,550,000	MONTANA ST BRD HSG	12/1/2039	5.500	1,550,271	1,605,537
250,000	MONTGOMERY ALA EDL BLDG AUTH F	10/1/2032	5.250	259,455	226,443
250,000	MONTGOMERY ALA MED CLINIC BRD	3/1/2031	5.250	255,074	227,535
1,500,000	MONTGOMERY CNTY OHIO HEALTH	9/20/2032	6.550	1,457,005	1,537,245
750,000	MONTGOMERY CNTY PA HIGHER ED	6/1/2025	5.000	740,552	746,168
650,000	MONTGOMERY CNTY PA INDL DEV AU	2/1/2014	5.375	647,221	605,092
375,000	MONTGOMERY CNTY PA INDL DEV AU	2/1/2028	6.125	369,995	300,019

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
800,000	MOUNT CARBON MET DIST COLO REV	6/1/2043	7.000	$800,000	230,400
200,000	MOUNT CARBON MET DIST COLO REV (c) (e)	6/1/2043	8.000	—	—
400,000	NASSAU CNTY N Y INDL DEV AGY	1/1/2018	5.875	396,928	394,268
500,000	NEVADA HSG DIV SINGLE FAMILY	10/1/2039	5.375	500,000	518,225
1,500,000	NEVADA HSG DIV SINGLE FAMILY	10/1/2040	5.100	1,500,000	1,514,010
140,000	NEW HAMPSHIRE HEALTH + ED FACS	7/1/2011	5.000	140,284	143,004
1,000,000	NEW HAMPSHIRE HEALTH + ED FACS	10/1/2024	5.000	985,124	977,820
500,000	NEW HAMPSHIRE HEALTH + ED FACS	8/1/2038	6.000	489,975	529,240
570,000	NEW HAMPSHIRE HGR EDL + HLTH F	10/1/2010	5.700	570,000	571,847
750,000	NEW HAMPSHIRE ST HSG FIN AUTH	7/1/2034	5.375	750,000	773,430
875,000	NEW HAMPSHIRE ST HSG FIN AUTH	7/1/2038	6.625	922,270	962,255
300,000	NEW JERSEY ECONOMIC DEV AUTH	1/1/2015	5.000	297,497	295,374
415,000	NEW JERSEY HEALTH CARE FACS FI	7/1/2015	5.750	408,531	439,580
2,500,000	NEW JERSEY HEALTH CARE FACS FI	7/1/2016	6.250	2,500,000	2,503,775
235,000	NEW JERSEY HEALTH CARE FACS FI	2/1/2021	5.000	239,393	237,084
500,000	NEW JERSEY HEALTH CARE FACS FI	1/1/2025	6.000	505,440	503,075
485,000	NEW JERSEY HEALTH CARE FACS FI	11/15/2033	0.968	485,000	382,180
750,000	NEW JERSEY ST EDL FACS AUTH	12/1/2023	7.125	738,680	851,273
500,000	NEW JERSEY ST HIGHER ED ASSIST	6/1/2024	5.375	497,287	526,390
2,500,000	NEW JERSEY ST HIGHER ED ASSIST	6/1/2027	5.000	2,496,352	2,557,050
1,000,000	NEW JERSEY ST HSG + MTG FIN	5/1/2041	4.950	969,084	986,830
500,000	NEW JERSEY ST HSG + MTG FIN AG	10/1/2030	6.450	540,738	539,295
925,000	NEW JERSEY ST HSG + MTG FIN AG	10/1/2034	5.000	925,000	930,994
800,000	NEW JERSEY ST HSG + MTG FIN AG	10/1/2035	5.000	800,000	808,088
2,360,000	NEW JERSEY ST HSG + MTG FIN AG	10/1/2037	5.000	2,342,408	2,378,715
4,250,000	NEW JERSEY ST TRANSN TR FD (c)	12/15/2025	5.851	1,718,196	1,804,338
30,000	NEW MEXICO MTG FIN AUTH	1/1/2026	6.950	31,472	30,795
995,000	NEW MEXICO MTG FIN AUTH	9/1/2029	5.000	995,000	1,010,701
500,000	NEW MEXICO MTG FIN AUTH	9/1/2029	4.800	500,000	500,730
1,000,000	NEW MEXICO MTG FIN AUTH	9/1/2034	5.000	1,000,000	1,005,180
1,040,000	NEW MEXICO MTG FIN AUTH	3/1/2036	5.450	1,040,000	1,077,835
500,000	NEW ORLEANS LA AVIATION BRD	1/1/2025	6.000	489,457	519,240
250,000	NEW ORLEANS LA AVIATION BRD RE	1/1/2023	6.000	249,103	282,258
230,000	NEW ORLEANS LA SEW SVC REV	6/1/2010	5.200	230,190	230,140
750,000	NEW ORLEANS LA SEW SVC REV	6/1/2024	6.000	739,404	790,448
500,000	NEW RIVER CMNTY DEV DIST FLA (b)	5/1/2013	5.000	499,025	199,800
640,000	NEW YORK N Y CITY HSG DEV CORP	11/1/2024	5.100	549,349	658,842
250,000	NEW YORK N Y CITY INDL DEV AGY	1/1/2029	6.125	246,559	277,530
1,000,000	NEW YORK ST DORM AUTH REV	8/15/2024	6.450	998,348	1,054,080
990,000	NEW YORK ST DORM AUTH REVS	7/1/2015	6.050	990,000	992,475
350,000	NEW YORK ST DORM AUTH REVS	7/1/2019	6.875	359,232	357,910
750,000	NEW YORK ST DORM AUTH REVS NON	7/1/2029	6.250	761,999	835,455
500,000	NEW YORK ST DORM AUTH REVS NON	8/15/2038	6.000	530,470	540,905
915,000	NEW YORK ST MED CARE FACS FIN	8/15/2023	6.300	915,000	918,303
1,820,000	NEW YORK ST MED CARE FACS FIN	2/15/2035	6.375	1,802,208	1,824,404
230,000	NEW YORK ST URBAN DEV CORP	7/1/2016	5.500	230,000	230,842
500,000	NOBLESVILLE IND REDEV AUTH	2/1/2031	5.125	495,236	516,920
325,000	NORCO CALIF REDEV AGY TAX ALLO	3/1/2021	6.250	323,697	351,296
1,300,000	NORTH CAROLINA MED CARE COMMN	10/1/2035	4.750	1,300,000	1,291,108
1,000,000	NORTH CENT TEX HEALTH FAC DEV	5/15/2017	5.000	1,000,890	1,001,320
1,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2034	5.350	1,000,000	1,029,480
2,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2039	5.450	2,000,000	2,068,720
750,000	NORTH OAKS MINN SR HSG REV	10/1/2022	5.750	740,130	755,445
350,000	NORTH RANGE MET DIST NO 1 COLO	12/15/2024	5.000	360,629	280,539
500,000	NORTH TEX TWY AUTH DALLAS NORT	1/1/2025	6.000	500,000	543,535
1,000,000	NORTH TEX TWY AUTH REV (c)	1/1/2028	5.900	356,298	367,490
1,250,000	NORTH TEX TWY AUTH REV	1/1/2031	6.125	1,309,411	1,318,775

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
1,000,000	NORTH TEX TWY AUTH REV (c)	1/1/2042	1.154	$693,958	747,930
3,000,000	NORTHEAST TEX MUN WTR DIST (c)	9/1/2027	8.519	704,049	855,270
500,000	NORTHERN CALIF GAS AUTH NO 1	7/1/2027	0.888	500,000	369,875
220,000	NORTHERN CALIF PWR AGY PUB PWR	7/1/2032	5.200	224,244	219,694
400,000	NORTHERN MARIANA ISLANDS	10/1/2022	5.000	403,137	333,544
2,000,000	NORWALK-LA MIRADA CALIF UNI SC (c)	8/1/2029	3.256	1,070,875	1,030,120
300,000	OAK ISLAND N C ENTERPRISE SYS	6/1/2028	5.750	293,363	326,718
300,000	OAK ISLAND N C ENTERPRISE SYS	6/1/2029	5.875	295,733	328,560
250,000	OAKLAND CALIF UNI SCH DIST ALA	8/1/2024	5.000	258,880	243,495
100,000	OAKRIDGE CMNTY DEV DIST FLA	5/1/2018	5.250	100,084	100,123
500,000	OHIO ST AIR QUALITY DEV AUTH	5/1/2026	5.150	496,876	482,485
500,000	OHIO ST HIGHER EDL FAC REV	12/1/2024	5.500	508,570	542,620
755,000	OHIO ST HSG FIN AGY RESIDENTIA	9/1/2028	6.125	755,198	825,404
1,000,000	OHIO ST HSG FIN AGY RESIDENTIA	9/1/2029	4.750	1,000,000	1,003,400
415,000	OHIO ST HSG FIN AGY RESIDENTIA	9/1/2033	5.450	415,000	428,986
750,000	OHIO ST HSG FIN AGY RESIDENTIA	9/1/2033	5.400	750,000	774,008
500,000	OKLAHOMA HSG FIN AGY SINGLE	3/1/2032	5.150	500,000	511,825
935,000	OKLAHOMA HSG FIN AGY SINGLE	9/1/2038	6.500	989,956	1,027,182
95,000	OLIVER CNTY N D POLLUTN CTL RE	1/1/2027	5.300	95,166	95,296
1,000,000	ORANGE CNTY FLA HEALTH FACS AU	10/1/2021	6.250	983,782	1,121,360
500,000	OREGON HEALTH SCIENCES UNIV RE	7/1/2039	5.750	485,528	526,700
600,000	OREGON ST	10/1/2031	5.125	595,599	604,950
500,000	ORLANDO FLA CMNTY REDEV AGY TA	9/1/2021	5.250	508,915	528,230
500,000	ORLEANS PARISH LA PARISHWIDE S	9/1/2020	5.500	500,000	499,990
410,000	ORLEANS PARISH LA SCH BRD ( c)	2/1/2015	5.575	309,784	305,680
3,685,000	PACHECO CALIF UN SCH DIST CTFS (c)	2/1/2037	6.471	673,279	661,531
1,000,000	PALM BAY FLA UTIL REV (c)	10/1/2031	5.920	285,637	287,900
675,000	PALM BEACH CNTY FL HEALTH FACS	11/15/2029	5.125	683,480	622,721
420,000	PALM BEACH CNTY FLA HEALTH FAC	10/1/2011	5.500	420,250	420,890
1,000,000	PALM BEACH CNTY FLA HEALTH FAC	11/15/2022	5.375	911,980	918,570
155,000	PANTHER TRACE II FLA CMNTY DEV	11/1/2010	5.000	155,127	148,716
600,000	PARKLANDS LEE CMNTY DEV DIST (b)	5/1/2011	5.125	599,835	317,640
1,665,000	PATTERSON CALIF JT UNI SCH DIS (c)	8/1/2027	6.548	544,998	609,773
750,000	PELL CITY ALA SPL CARE FACS FI	12/1/2027	5.250	618,816	715,875
1,500,000	PENNSYLVANIA ECONOMIC DEV FING	10/15/2023	6.250	1,466,400	1,609,065
500,000	PENNSYLVANIA ST HIGHER EDL	3/15/2030	5.750	432,395	499,960
500,000	PENNSYLVANIA ST HIGHER EDL	7/1/2039	0.818	500,000	302,500
1,025,000	PENNSYLVANIA ST TPK COMMN TPK (c)	12/1/2030	2.281	641,395	677,218
1,000,000	PENNSYLVANIA ST TPK COMMN TPK (c)	6/1/2033	1.774	664,250	741,400
2,000,000	PEORIA ILL PUB BLDG COMMN SCH (c)	12/1/2021	5.601	1,049,928	1,097,300
500,000	PEORIA ILL PUB BLDG COMMN SCH (c)	12/1/2022	6.149	232,182	251,730
5,000,000	PEORIA ILL PUB BLDG COMMN SCH (c)	12/1/2026	6.233	1,795,476	1,834,500
1,000,000	PHILADELPHIA PA HOSPS + HIGHER	11/15/2023	6.625	1,000,971	1,000,070
135,000	PHOENIX ARIZ STR + HWY USER RE	7/1/2011	6.250	136,119	135,603
115,000	PIMA CNTY ARIZ INDL DEV AUTH	7/1/2012	5.000	114,876	113,550
130,000	PIMA CNTY ARIZ INDL DEV AUTH	8/1/2012	6.250	130,000	131,841
465,000	PIMA CNTY ARIZ INDL DEV AUTH	7/1/2014	4.650	464,106	441,048
375,000	PIMA CNTY ARIZ INDL DEV AUTH	2/1/2015	7.250	375,000	368,903
275,000	PIMA CNTY ARIZ INDL DEV AUTH	2/1/2015	6.625	275,000	265,895
205,000	PIMA CNTY ARIZ INDL DEV AUTH	7/1/2015	5.125	204,290	197,048
375,000	PIMA CNTY ARIZ INDL DEV AUTH	6/1/2016	6.000	375,000	349,508
200,000	PIMA CNTY ARIZ INDL DEV AUTH	12/15/2016	5.250	198,320	192,226
1,100,000	PIMA CNTY ARIZ INDL DEV AUTH	12/1/2017	5.350	980,309	1,023,198
480,000	PIMA CNTY ARIZ INDL DEV AUTH	12/1/2018	6.375	480,000	470,429
250,000	PIMA CNTY ARIZ INDL DEV AUTH	6/1/2022	5.000	253,743	216,688
500,000	PIMA CNTY ARIZ INDL DEV AUTH	7/1/2022	5.375	504,973	449,030
150,000	PIMA CNTY ARIZ INDL DEV AUTH	7/1/2023	5.700	154,117	132,021

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
245,000	PIMA CNTY ARIZ INDL DEV AUTH	7/1/2024	6.100	$241,000	223,024
1,000,000	PIMA CNTY ARIZ INDL DEV AUTH	9/1/2029	5.750	1,000,000	1,012,800
1,290,000	PIMA CNTY ARIZ INDL DEV AUTH	7/1/2031	6.750	936,591	1,215,773
500,000	PINAL CNTY ARIZ CTFS PARTN	12/1/2023	5.250	474,702	509,065
300,000	PINAL CNTY ARIZ INDL DEV AUTH	10/1/2018	5.250	249,811	288,660
225,000	PITT CNTY N C REV	12/1/2010	5.375	227,017	230,150
1,000,000	PITTSBURG CALIF REDEV AGY TAX	9/1/2028	6.500	976,823	1,103,420
250,000	PLAINFIELD IND CMNTY HIGH SCH	7/15/2023	5.000	247,360	261,148
500,000	PLEASANT VALLEY CALIF SCH DIST	2/1/2022	5.850	498,149	544,110
750,000	PLEASANTS CNTY W VA POLLUTN CT	5/1/2015	6.150	779,852	750,915
750,000	PORT CORPUS CHRISTI AUTH TEX	12/1/2022	5.650	750,000	751,613
1,750,000	PORT EVERGLADES AUTH FLA PORT	9/1/2016	5.000	1,752,343	1,764,823
250,000	PORTLAND ME HSG DEV CORP	8/1/2021	5.700	250,000	246,903
105,000	PRIVATE COLLEGES + UNIVS AUTH	10/1/2029	5.375	105,195	98,548
250,000	PROVIDENCE R I HSG AUTH HSG	9/1/2026	5.000	255,441	258,123
500,000	PROVIDENCE R I HSG AUTH HSG	9/1/2027	5.000	508,672	513,115
250,000	PROVO UTAH CHARTER SCH REV	6/15/2037	5.500	250,000	189,970
450,000	PUERTO RICO COMWLTH HWY + TRAN	7/1/2045	0.698	450,000	263,925
500,000	PUERTO RICO ELEC PWR AUTH PWR	7/1/2025	0.848	500,000	378,125
1,000,000	PUERTO RICO SALES TAX FING	8/1/2033	2.500	560,015	583,980
500,000	PUERTO RICO SALES TAX FING	8/1/2057	1.097	500,000	316,750
750,000	QUAIL CREEK CMNTY FACS DIST	7/15/2016	5.150	750,000	709,650
750,000	QUINAULT INDIAN NATION WASH	12/1/2015	5.800	745,052	656,175
975,000	RAMONA CALIF UNI SCH DIST CTFS (c)	5/1/2032	0.992	783,648	780,663
1,000,000	REDONDO BEACH CALIF UNI SCH (c)	8/1/2034	1.702	662,008	694,640
500,000	RENO NEV HOSP REV	6/1/2020	5.500	508,198	525,450
400,000	RENO NEV HOSP REV	6/1/2032	5.250	412,252	372,244
750,000	RENO-SPARKS INDIAN COLONY NEV	6/1/2021	5.000	765,750	755,888
500,000	RHODE ISLAND HSG + MTG FIN COR	10/1/2038	5.625	500,000	522,075
500,000	RHODE ISLAND ST HEALTH + EDL	5/15/2030	6.250	493,200	550,690
250,000	RHODE ISLAND ST HEALTH + EDL B	5/15/2026	5.250	255,388	249,178
500,000	RHODE ISLAND ST STUDENT LN AUT	12/1/2027	5.750	500,000	502,900
500,000	RICHARDSON TEX HOSP AUTH HOSP	12/1/2028	5.625	515,058	456,055
500,000	RICHMOND CALIF JT PWRS FING AU	7/1/2024	6.250	500,000	523,090
325,000	RICHMOND IND HOSP AUTH REV	1/1/2029	6.500	314,710	342,911
1,345,000	RIO GRANDE VY HEALTH FACS DEV	8/1/2012	6.400	1,345,000	1,348,564
500,000	RIVERSIDE MO INDL DEV AUTH	5/1/2020	5.000	502,536	502,940
550,000	RIVERSIDE MO INDL DEV AUTH	5/1/2027	4.500	521,109	469,706
250,000	RIVERWOOD ESTATES CMNTY DEV (b)	5/1/2013	5.000	250,000	50,000
750,000	ROCKPORT IND POLLUTION CTL REV	6/1/2025	4.625	726,977	719,528
500,000	ROSS COUNTY OHIO HOSP REV	12/1/2028	5.750	502,663	516,135
2,200,000	ROWLAND CALIF UNI SCH DIST (c)	8/1/2027	6.252	763,554	763,466
1,000,000	SACRAMENTO CALIF CITY FING AUT (c)	12/1/2021	5.200	550,851	485,520
500,000	SACRAMENTO CNTY CALIF CTFS PAR	10/1/2027	4.750	500,324	449,365
250,000	SACRAMENTO CNTY CALIF SANTN DI	12/1/2035	0.699	250,000	189,188
350,000	SACRAMENTO CNTY CALIF WTR FING	6/1/2039	0.739	350,000	238,438
1,355,000	SADDLEBACK VY UNI SCH DIST CAL	9/1/2017	5.650	1,355,000	1,360,203
750,000	SAGINAW MICH HOSP FIN AUTH	7/1/2030	6.500	744,289	758,490
1,825,000	SALEM-KEIZER ORE SCH DIST NO (c)	6/15/2023	5.259	919,608	1,005,028
1,750,000	SAN BERNARDINO CNTY CALIF CTFS	8/1/2028	5.000	1,795,501	1,634,290
1,505,000	SAN DIEGO CALIF PUB FACS FING	5/15/2027	5.250	1,515,383	1,506,144
500,000	SAN DIEGO CALIF REDEV AGY	9/1/2023	5.000	449,010	494,830
1,000,000	SAN FRANCISCO CALIF CITY +	5/1/2039	6.000	1,035,333	1,090,540
500,000	SAN FRANCISCO CALIF CITY + CNT	10/1/2033	5.250	504,937	504,120
750,000	SAN GORGONIO CALIF MEM HEALTHC	8/1/2027	7.000	766,105	806,768
250,000	SAN JOAQUIN HILLS CALIF TRANSN	1/15/2030	5.250	253,719	208,493
500,000	SAN JOSE CALIF REDEV AGY TAX A	8/1/2032	5.000	450,261	441,680

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
250,000	SANTA CLARA CALIF REDEV AGY TA	6/1/2015	5.000	$251,672	250,623
1,000,000	SANTA PAULA CALIF UTIL AUTH	2/1/2030	5.000	987,578	999,930
1,250,000	SARASOTA CNTY FLA HEALTH FACS	1/1/2027	5.500	1,022,685	1,123,425
250,000	SARASOTA NATL CMNTY DEV DIST (b)	5/1/2039	5.300	248,199	67,500
1,000,000	SCAGO EDL FACS CORP FOR	12/1/2026	5.000	1,040,167	1,033,120
200,000	SEMINOLE TRIBE FLA SPL OBLIG	10/1/2022	5.750	206,132	195,132
500,000	SEMINOLE TRIBE FLA SPL OBLIG	10/1/2024	5.500	505,503	471,855
250,000	SENECA NATION INDIANS CAP	12/1/2023	5.000	248,764	208,318
350,000	SHELBY CNTY TENN HEALTH EDL +	9/1/2011	4.900	350,000	354,624
150,000	SHELBY CNTY TENN HEALTH EDL + (b)	1/1/2019	5.350	134,966	15,441
625,000	SHELBY CNTY TENN HEALTH EDL + (b)	1/1/2029	5.550	556,863	62,656
1,250,000	SMYRNA TENN HSG ASSN INC MULTI	10/20/2035	6.450	1,254,622	1,297,775
550,000	SNOHOMISH CNTY WASH HSG AUTH H	4/1/2026	6.400	550,000	553,889
500,000	SOUTH BAYSIDE WASTE MGMT AUTH	9/1/2029	6.250	518,345	536,365
245,000	SOUTH CAROLINA HSG FIN + DEV A	7/1/2032	5.500	245,000	254,045
500,000	SOUTH CAROLINA JOBS ECONOMIC D	11/15/2027	6.000	503,768	394,445
750,000	SOUTH CAROLINA JOBS ECONOMIC D	11/15/2042	5.150	750,000	716,700
695,000	SOUTH CAROLINA JOBS-ECONOMIC	11/1/2010	4.650	695,000	694,792
750,000	SOUTH CAROLINA JOBS-ECONOMIC	5/1/2011	5.000	750,000	749,265
1,000,000	SOUTH CAROLINA JOBS-ECONOMIC	4/1/2030	6.000	969,346	1,004,480
650,000	SOUTH CAROLINA ST ED ASSISTANC	10/1/2029	5.100	642,061	653,894
1,000,000	SOUTH COAST CONSERVANCY DIST I	1/1/2028	5.250	994,221	1,046,730
170,000	SOUTH LAKE CNTY HOSP DIST FLA	10/1/2022	6.000	170,860	171,122
300,000	SOUTHERN MINN MUN PWR AGY PWR	1/1/2013	0.367	300,000	282,570
250,000	SOUTHWESTERN ILL DEV AUTH REV	8/15/2015	5.375	256,237	252,700
690,000	SOUTHWESTERN ILL DEV AUTH REV	10/1/2022	7.000	690,000	646,427
240,000	SOUTHWESTERN ILL DEV AUTH REV	11/1/2026	5.625	238,382	170,722
1,500,000	SOUTHWESTERN ILL DEV AUTH REV	8/15/2029	5.625	1,538,521	1,435,965
750,000	SPARKS NEV REDEV AGY TAX	6/1/2020	6.400	719,714	708,720
1,000,000	SPARKS NEV REDEV AGY TAX	6/1/2020	7.250	989,396	1,003,450
500,000	SPARKS NEV TOURISM IMPT DIST	6/15/2020	6.500	483,724	482,975
255,000	ST BERNARD PARISH LA HOME MTG	3/1/2039	5.800	249,991	265,065
1,025,000	ST JOHN BAPTIST PARISH LA REV	6/1/2037	5.125	1,025,000	966,637
500,000	ST JOHNS CNTY FLA INDL DEV AUT	1/1/2016	5.000	467,873	454,815
250,000	ST JOHNS CNTY FLA INDL DEV AUT	8/1/2034	5.625	241,160	226,523
400,000	ST JOSEPH CNTY IND ECONOMIC DE	5/15/2014	5.750	406,565	401,932
460,000	ST JOSEPH CNTY IND ECONOMIC DE	5/15/2026	6.000	332,883	425,946
500,000	ST JOSEPH CNTY IND ECONOMIC DE	5/15/2038	6.000	367,069	446,110
500,000	ST JOSEPH CNTY IND HOSP AUTH	2/15/2028	5.250	508,564	417,310
1,000,000	ST JOSEPH MO INDL DEV AUTH TAX	11/1/2019	5.100	988,763	920,270
500,000	ST JOSEPH MO INDL DEV AUTH TAX	11/1/2023	5.375	496,393	444,350
415,000	ST LOUIS MO INDL DEV AUTH TAX	5/1/2026	5.125	412,694	323,771
208,718	ST TAMMANY PARISH LA FIN AUTH	12/1/2039	5.250	213,349	216,409
165,000	STERLING HILL CMNTY DEV DIST	11/1/2010	5.500	164,907	143,517
500,000	STONEYBROOK SOUTH CMNTY DEV (b)	11/1/2015	5.450	498,652	221,555
500,000	SULLIVAN CNTY TENN HEALTH EDL	9/1/2036	5.250	516,109	450,585
345,000	SUMMIT ACADEMY NORTH MICH PUB	11/1/2011	4.750	345,046	339,746
250,000	TARRANT CNTY TEX CULTURAL ED	2/15/2013	5.000	249,799	242,263
500,000	TARRANT CNTY TEX CULTURAL ED	2/15/2014	6.500	500,000	500,790
1,000,000	TARRANT CNTY TEX CULTURAL ED	11/15/2014	6.500	1,000,000	990,110
250,000	TARRANT CNTY TEX CULTURAL ED	11/15/2014	6.250	250,000	250,170
1,000,000	TARRANT CNTY TEX CULTURAL ED	2/15/2016	7.250	1,000,000	1,002,010
500,000	TARRANT CNTY TEX CULTURAL ED	11/15/2016	5.250	486,360	493,925
500,000	TARRANT CNTY TEX CULTURAL ED	11/15/2019	5.750	495,442	502,565
750,000	TARRANT CNTY TEX CULTURAL ED	11/15/2019	7.750	750,000	744,900
950,000	TARRANT CNTY TEX CULTURAL ED	9/1/2023	5.000	938,104	963,718
1,000,000	TARRANT CNTY TEX CULTURAL ED	11/15/2026	6.000	1,035,067	938,930
1,000,000	TARRANT CNTY TEX CULTURAL ED	5/15/2027	5.125	708,830	885,560

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
750,000	TARRANT CNTY TEX CULTURAL ED	11/15/2036	6.000	$772,364	664,868
195,000	TENNESSEE HSG DEV AGY	7/1/2031	4.500	195,000	201,133
1,000,000	TENNESSEE HSG DEV AGY	7/1/2038	5.450	1,000,000	1,033,450
210,000	TENNESSEE HSG DEV AGY MTG FIN	7/1/2023	5.200	211,624	214,288
795,000	TERREBONNE PARISH LA	3/1/2024	5.875	801,782	902,969
250,000	TEXAS MUN GAS ACQUISITION + SU	12/15/2026	1.620	250,000	193,063
185,000	TEXAS MUN GAS ACQUISITION + SU	12/15/2026	6.250	177,591	201,504
1,000,000	TEXAS ST DEPT HSG + CMNTY AFFA	7/1/2039	5.450	1,000,000	1,034,360
400,000	TEXAS ST PUB FIN AUTH CHARTER	9/1/2018	5.500	400,000	374,356
1,000,000	TEXAS ST PUB FIN AUTH CHARTER	8/15/2030	5.000	874,707	869,470
800,000	TEXAS ST STUDENT HSG AUTH (b)	1/1/2033	11.000	800,000	8
300,000	TOBACCO SETTLEMENT FING CORP N	6/1/2015	5.000	307,245	306,966
425,000	TODD CREEK FARMS MET DIST NO 1	12/1/2009	4.750	425,000	211,863
750,000	TOLOMATO CMNTY DEV DIST FLA	5/1/2017	6.375	750,000	698,768
2,000,000	TORRANCE CALIF UNI SCH DIST (c)	8/1/2023	6.197	886,176	945,080
2,000,000	TRAVIS CNTY TEX HEALTH FACS	11/15/2035	4.750	2,000,000	1,984,100
1,000,000	TRAVIS CNTY TEX HEALTH FACS DE	11/1/2016	6.250	1,000,000	995,410
840,000	TRAVIS CNTY TEX HSG FIN CORP M (b)	6/1/2035	9.250	840,000	159,600
1,000,000	TULSA OKLA TULSA INDL AUTH REV	10/1/2027	6.000	1,029,100	1,089,100
1,250,000	TUSTIN CALIF UNI SCH DIST ( c)	8/1/2028	3.085	713,047	725,113
350,000	TYLER TEX HEALTH FACS DEV CORP	11/1/2037	5.375	347,634	319,347
500,000	ULSTER CNTY N Y INDL DEV AGY	9/15/2013	5.100	497,640	496,370
500,000	ULSTER CNTY N Y INDL DEV AGY	9/15/2016	5.250	494,596	462,855
350,000	UNIVERSITY CALIF REVS	5/15/2031	5.750	361,895	394,559
240,000	UNIVERSITY CITY MO INDL DEV AU	12/20/2030	6.000	250,586	238,848
250,000	UNIVERSITY ILL UNIV REVS	4/1/2038	5.750	257,782	272,918
671,000	UTAH ASSOCIATED MUNI POWER SYS	5/1/2022	4.750	671,000	563,761
500,000	UTAH HSG CORP SINGLE FAMILY MT	1/1/2040	5.550	500,000	515,260
600,000	UTAH ST CHARTER SCH FIN AUTH	7/15/2018	6.375	600,000	584,706
1,010,000	VERANO CTR CMNTY DEV DIST FLA	11/1/2012	5.000	1,010,000	697,698
500,000	VERMONT EDL + HEALTH BLDGS FIN	1/1/2023	5.375	455,794	490,245
1,500,000	VERMONT EDL + HEALTH BLDGS FIN	12/1/2027	6.125	1,502,582	1,507,965
215,000	VERRADO CMNTY FACS DIST NO 1	7/15/2013	6.000	215,000	220,771
300,000	VIGO CNTY IND HOSP AUTH REV	9/1/2027	5.500	296,996	275,118
1,500,000	VIRGINIA ST HSG AUTH DEV AUTH	12/1/2039	5.000	1,500,000	1,517,505
750,000	VIRGINIA ST HSG DEV AUTH	7/1/2025	6.000	750,000	823,508
500,000	VIRGINIA ST HSG DEV AUTH COMWL	7/1/2031	5.350	502,378	504,830
2,000,000	VIRGINIA ST HSG DEV AUTH COMWL	7/1/2036	5.375	2,090,942	2,016,300
500,000	WASHINGTON CNTY VA INDL DEV AU	7/1/2019	7.250	493,325	596,155
500,000	WASHINGTON ST HEALTH CARE FACS	3/1/2024	6.500	477,957	534,110
455,000	WASHINGTON ST HEALTH CARE FACS	2/15/2027	5.000	375,035	415,670
500,000	WASHINGTON ST HEALTH CARE FACS	8/1/2028	6.250	516,346	549,635
1,000,000	WASHINGTON ST HEALTH CARE FACS	3/1/2029	7.125	974,626	1,101,410
1,000,000	WASHINGTON ST HSG FIN COMMN	12/1/2033	5.450	1,000,000	1,055,170
650,000	WASHINGTON ST HSG FIN COMMN NO	1/1/2013	5.100	650,000	635,115
1,150,000	WASHINGTON ST HSG FIN COMMN NO	1/1/2017	5.250	1,146,701	999,569
435,000	WATERS EDGE CMNTY DEV DIST FLA	11/1/2012	5.000	435,042	257,263
500,000	WATERSET NORTH CMNTY DEV DIST (b)	11/1/2015	6.550	498,823	316,375
1,000,000	WEST CAMPUS HSG LLC ARIZ STUDE	7/1/2025	5.000	873,764	930,190
500,000	WEST ORANGE HEALTHCARE DIST FL	2/1/2031	5.800	502,750	501,935
240,000	WEST VLGS IMPT DIST FLA REV (b)	5/1/2037	5.500	240,000	113,110
530,000	WESTERN GENERATION AGY ORE	1/1/2021	5.000	533,703	486,434
200,000	WESTPARK CMNTY FACS DIST AZ	7/15/2016	4.900	200,000	187,740
500,000	WHITEHOUSE TEX INDPT SCH DIST (c)	2/15/2025	4.650	252,402	251,655
255,000	WILL CNTY ILL SPL ED JT	1/1/2021	5.500	264,287	265,544
750,000	WINNEBAGO + STEPHENSON CNTYS I (c)	1/1/2019	5.250	476,056	473,738
460,000	WISCONSIN HEALTH + EDL FACS	8/15/2016	4.600	458,979	450,726

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
1,000,000	WISCONSIN HEALTH + EDL FACS	12/1/2034	5.000	$1,000,000	1,000,600
1,000,000	WISCONSIN ST GEN REV	5/1/2027	6.000	1,024,554	1,137,150
1,000,000	WISCONSIN ST HEALTH + EDL FA	11/15/2025	5.750	990,280	1,000,920
1,000,000	WISCONSIN ST HEALTH + EDL FACS	9/15/2014	5.400	1,000,000	994,200
400,000	WISCONSIN ST HEALTH + EDL FACS	9/1/2015	5.000	400,000	389,628
450,000	WISCONSIN ST HEALTH + EDL FACS	7/1/2017	6.000	460,605	457,475
250,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2017	5.250	249,440	250,138
525,000	WISCONSIN ST HEALTH + EDL FACS	2/15/2018	6.250	507,191	529,426
350,000	WISCONSIN ST HEALTH + EDL FACS	7/1/2021	6.000	358,688	352,891
1,000,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2022	5.750	901,597	992,070
400,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2023	5.600	401,392	400,212
1,550,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2023	5.500	1,551,682	1,550,419
205,000	WISCONSIN ST HEALTH + EDL FACS	11/15/2023	6.000	217,715	212,288
500,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2024	6.500	348,937	500,000
500,000	WISCONSIN ST HEALTH + EDL FACS	1/15/2025	5.650	506,916	509,505
500,000	WISCONSIN ST HEALTH + EDL FACS	7/1/2026	5.000	505,068	467,715
500,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2026	5.875	476,391	499,950
500,000	WISCONSIN ST HEALTH + EDL FACS	6/1/2028	5.700	518,857	482,960
1,000,000	WISCONSIN ST HEALTH + EDL FACS	2/15/2029	5.600	992,525	986,180
1,000,000	WISCONSIN ST HEALTH + EDL FACS	5/15/2029	5.125	854,391	883,550
750,000	WISCONSIN ST HEALTH + EDL FACS	6/1/2030	6.000	750,000	753,323
500,000	WISCONSIN ST HEALTH + EDL FACS	2/15/2032	5.250	488,522	476,235
250,000	WISCONSIN ST HEALTH + EDL FACS	11/15/2032	6.000	268,085	256,875
750,000	WISCONSIN ST HEALTH + EDL FACS	4/15/2033	6.400	764,753	765,480
500,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2034	6.750	507,289	500,320
825,000	WOODHILL PUB FAC CORP TEX	12/1/2015	7.250	817,423	831,097
2,000,000	WYANDOTTE CNTY/KANS CITY KANS (c)	6/1/2021	8.617	779,637	779,580
750,000	WYOMING CMNTY DEV AUTH HSG REV	12/1/2023	5.250	759,881	784,073
250,000	WYOMING MUN PWR AGY PWR SUPPLY	1/1/2028	5.500	254,719	267,030
355,000	ZEPHYR RIDGE CMNTY DEV DIST (b)	5/1/2013	5.250	355,442	141,542
				507,056,618	495,672,773	91.04%
	Cash Equivalents:
8,314,760	SSGA TAX-EXEMPT MONEY MARKET FUND, Current rate 0.00%			$8,314,760	8,314,760
19,515	US DOLLAR			19,515	19,515
				8,334,275	8,334,275	1.53%

	Grand total (d)			$549,382,821	540,419,271	99.26%

Notes to Schedule of Investments:

(a)   Securities are valued in accordance with procedures described in note 2 to the December 31, 2009 financial statements.

(b)   Currently non-income producing assets.  For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)   For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(d)   At March 31, 2010, the cost for Federal income tax purposes was $549,382,821.   The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$16,339,071
Gross unrealized depreciation	(25,302,621)
Net unrealized appreciation	$(8,963,550)

(e)   This security is being fair-valued according to procedures adopted by the Board of Trustees.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2010

Distribution of investments representing geographic diversification, as a percentage of total investments at fair value, is as follows:

Geographical Diversification	Percent

California	10.16%
Texas	8.38
Indiana	3.52
Illinois	5.62
Florida	4.91
Missouri	3.62
Arizona	3.04
Louisiana	2.64
Michigan	2.56
Pennsylvania	2.23
South Carolina	1.61
Other	51.71
100.00%

CBF Graph Data Inputs (Percentages provided by Sit investment report (Invest receives))
Public Housing Bonds	1.5
Insured Bonds	8.5
General obligation bonds	3.6
Multi-Family Housing Bonds	17.8
Education Bonds	11.7
Insured general obligation bonds	1.5
Hospital Bonds	16.4
Public Utility Bonds	2.2
Industrial Revenue Bonds	3.3
Escrow bonds	0.2
Cash	6.9
Other	26.4
100

Other information:

Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security.  A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for inputs and to establish classification of fair value measurements for disclosure purposes. - Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active.  Inputs are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - valuations based on inputs that are unobservable and significant.  The Fund utilized the following techniques on Level 3 investments:  The Fund valued certain securities using an evaluated price from a third party provider.  Evaluated prices may be determined by factors which include, but are not limited to, market quotations, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00 pm Eastern time.  Security transactions are accounted for as of trade date.  Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.  When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s assets carried at fair value:

Investment Type	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Cash Equivalents
STIF-type Instruments	$0	$8,314,760	$0	$8,314,760
Total Cash Equivalents	$0	$8,314,760	$0	$8,314,760
Equities
Common Stock	$7,786,917	$0	$0	$7,786,917
Mutual Funds	24,316,832	0	0	24,316,832
Real Estate Inv Trust	462,294	0	0	462,294
Shrs Beneficial Intr	3,846,180	0	0	3,846,180
Total Equities	$36,412,223	$0	$0	$36,412,223
Fixed Income
Corporate Bonds	$0	$509,030	$0	$509,030
Municipals	0	494,266,439	563,761	494,830,199
Other Asset Backed	0	333,544	0	333,544
Total Fixed Income	$0	$495,109,013	$563,761	$495,672,773
Total Investments	$36,412,223	$503,423,773	$563,761	$540,399,757

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common:Stocks:
Australia:
6,144	AGL ENERGY LTD.	$60,957	84,740
51,722	ALUMINA LTD.	50,177	81,873
61,215	AMCOR LTD.	238,151	358,952
37,706	AMP LTD.	144,346	216,602
16,005	ARISTOCRAT LEISURE LTD.	56,089	66,532
16,139	ARROW ENERGY LTD.(b)	75,029	74,494
32,151	ASCIANO GROUP(b)	51,907	55,909
4,112	ASX LTD.	84,309	128,068
40,756	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	510,284	948,457
3,958	AUTOMOTIVE HOLDINGS GROUP	8,774	9,371
19,517	AXA ASIA PACIFIC HOLDINGS LTD.	47,802	113,190
6,281	BENDIGO AND ADELAIDE BANK LTD.	52,780	57,638
179,910	BGP HOLDINGS PLC - FRACTIONAL SHARES(b)	—	—
56,071	BHP BILLITON LTD.	1,310,991	2,242,860
1,182	BILLABONG INTERNATIONAL LTD.	7,262	12,257
30,685	BLUESCOPE STEEL LTD.(b)	54,658	81,940
10,867	BORAL LTD.	30,867	55,944
32,467	BRAMBLES LTD.	164,189	219,279
43,633	CFS RETAIL PROPERTY TRUST	50,404	75,075
26,098	COCA-COLA AMATIL LTD.	157,258	269,424
971	COCHLEAR LTD.	35,893	64,903
24,315	COMMONWEALTH BANK OF AUSTRALIA	612,254	1,255,980
8,520	COMPUTERSHARE LTD.	47,795	97,886
27,153	CROWN LTD.	161,888	203,821
7,833	CSL LTD.	178,272	261,857
41,838	CSR LTD.	48,720	63,540
85,105	DEXUS PROPERTY GROUP	62,970	63,258
23,200	DOWNER EDI LTD.	125,795	160,948
94,235	FAIRFAX MEDIA LTD.	116,376	155,655
300	FLIGHT CENTRE LTD.	5,081	5,776
21,110	FORTESCUE METALS GROUP LTD.(b)	37,574	94,921
41,838	FOSTER’S GROUP LTD.	152,829	203,097
82,900	GOODMAN FIELDER LTD.	114,131	108,785
93,686	GOODMAN GROUP	48,414	56,311
179,910	GPT GROUP	55,818	94,929
34,615	HARVEY NORMAN HOLDINGS LTD.	79,261	114,987
19,665	INCITEC PIVOT LTD.	31,737	62,618
108,725	INSURANCE AUSTRALIA GROUP LTD.	320,968	387,113
31,339	INTOLL GROUP	29,728	32,209
8,444	LEIGHTON HOLDINGS LTD.	230,900	302,197
3,157	LEND LEASE GROUP	10,918	25,088
8,400	MACARTHUR COAL LTD.	84,793	108,301
6,268	MACQUARIE ATLAS ROADS GROUP(b)	2,373	5,407
5,587	MACQUARIE GROUP LTD.	112,772	242,246
16,625	MAP GROUP	50,432	47,141
24,748	METCASH LTD.	69,246	94,019
37,974	MIRVAC GROUP	50,570	51,399
8,700	MOUNT GIBSON IRON LTD.(b)	14,253	14,929
34,582	NATIONAL AUSTRALIA BANK LTD.	566,062	873,324
7,658	NEWCREST MINING LTD.	173,651	230,638
8,316	NUFARM LTD.	80,753	62,805
46,887	ONESTEEL LTD.	82,657	167,801
17,026	ORICA LTD.	237,241	418,564
12,164	ORIGIN ENERGY LTD.	118,319	184,736
68,197	OZ MINERALS LTD.(b)	31,654	71,655
9,100	PACIFIC BRANDS LTD.(b)	9,499	11,065
14,231	PALADIN ENERGY LTD.(b)	54,196	51,583
416	PERPETUAL LTD.	7,027	13,468
22,200	PRIMARY HEALTH CARE LTD.	92,581	90,655
36,732	QANTAS AIRWAYS LTD.(b)	46,698	95,728
15,840	QBE INSURANCE GROUP LTD.	228,176	302,776
6,931	RIO TINTO LTD.	244,955	498,642
12,740	SANTOS LTD.	130,070	171,388
3,452	SIMS METAL MANAGEMENT LTD.	62,358	68,613
4,345	SONIC HEALTHCARE LTD.	31,728	57,296

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Australia (Cont’d):
121,829	STOCKLAND	$354,514	446,068
63,773	SUNCORP-METWAY LTD.	400,866	499,772
20,677	TABCORP HOLDINGS LTD.	93,266	130,922
47,346	TATTS GROUP LTD.	81,620	106,880
69,046	TELSTRA CORP. LTD.	158,437	189,447
37,021	TOLL HOLDINGS LTD.	228,415	252,075
13,099	TRANSURBAN GROUP	36,728	60,703
6,600	UGL LTD.	69,426	91,150
16,997	WESFARMERS LTD.	225,362	495,838
2,560	WESFARMERS LTD. - PPS	32,507	74,868
35,413	WESTFIELD GROUP	253,766	391,911
52,832	WESTPAC BANKING CORP.	701,839	1,349,719
11,900	WHITEHAVEN COAL LTD.	58,256	56,020
8,877	WOODSIDE PETROLEUM LTD.	262,926	382,046
19,482	WOOLWORTHS LTD.	346,571	500,574
2,623	WORLEYPARSONS LTD.	30,535	61,258
		11,580,654	17,991,914	5.88%
Austria:
620	CONWERT IMMOBILIEN INVEST S.E.(b)	8,088	7,696
3,566	ERSTE GROUP BANK A.G.	63,769	149,790
10,586	IMMOEAST A.G.(b)	51,791	58,050
7,758	OMV A.G.	298,407	291,088
3,565	RAIFFEISEN INTERNATIONAL BANK HOLDING A.G.	148,328	169,490
2,668	STRABAG S.E.	82,131	67,818
2,648	TELEKOM AUSTRIA A.G.	37,131	37,017
915	VERBUND - OESTERREICHISCHE ELEKTRIZITA-ETSWIRTSCHAFTS A.G., CLASS A(b)	30,953	36,321
1,003	VIENNA INSURANCE GROUP	49,973	52,969
6,480	VOESTALPINE A.G.	188,475	262,128
22,080	WIENERBERGER A.G.(b)	353,186	430,038
		1,312,232	1,562,405	0.51%
Belgium:
12,078	ANHEUSER-BUSCH INBEV N.V.	385,199	608,398
519	BELGACOM S.A.	15,605	20,272
700	COFINIMMO	94,814	98,658
329	COLRUYT S.A.	74,892	80,985
6,304	DELHAIZE GROUP	427,953	506,612
1,713	DEXIA S.A.(b)	5,086	10,217
48,619	FORTIS(b)	87,769	173,098
4,744	GROUPE BRUXELLES LAMBERT S.A.	400,216	419,177
12,245	KBC GROEP N.V.(b)	345,008	592,994
400	MOBISTAR S.A.	25,537	24,617
1,320	NATIONALE A PORTEFEUILLE	65,973	69,175
155	OMEGA PHARMA S.A.	7,700	7,722
3,946	SOLVAY S.A., CLASS A	336,042	405,640
7,091	UCB S.A.	207,141	302,791
2,966	UMICORE	53,114	103,576
		2,532,049	3,423,932	1.12%
Brazil:
20,180	ALL AMERICA LATINA LOGISTICA S.A.	148,332	184,966
		148,332	184,966	0.06%
Canada:
5,500	ADVANTAGE OIL & GAS LTD.(b)	38,763	37,257
1,200	AGNICO-EAGLE MINES LTD.(c)	65,709	67,039
2,453	AGNICO-EAGLE MINES LTD. (NEW YORK EXCHANGE)	133,193	136,559
4,100	AGRIUM, INC.	203,806	289,925
10,032	AGRIUM, INC. (NEW YORK EXCHANGE)	415,570	708,560
980	ASTRAL MEDIA, INC.	33,388	34,350
3,300	ATCO LTD., CLASS I	106,845	165,544
10,194	BANK OF MONTREAL	312,529	618,776
17,702	BANK OF NOVA SCOTIA	459,610	885,454
16,161	BARRICK GOLD CORP.	524,194	619,613
7,403	BCE, INC.	151,150	217,278
2,740	BIOVAIL CORP.	29,140	45,950
7,500	BOMBARDIER, INC., CLASS B	40,642	46,005

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
11,627	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	$172,468	295,558
11,740	CAE, INC.	85,345	114,700
8,679	CAMECO CORP.	149,232	237,891
6,802	CANADIAN IMPERIAL BANK OF COMMERCE	284,246	496,546
8,847	CANADIAN NATIONAL RAILWAY CO.	339,073	536,040
9,894	CANADIAN NATURAL RESOURCES LTD.	435,800	732,552
4,680	CANADIAN PACIFIC RAILWAY LTD.	221,299	263,755
3,842	CANADIAN PACIFIC RAILWAY LTD. (NEW YORK EXCHANGE)	120,622	216,074
1,900	CANADIAN TIRE CORP. LTD., CLASS A	87,324	103,713
4,080	CELESTICA, INC.(b)	28,166	44,590
15,213	CENOVUS ENERGY, INC.	314,780	398,733
10,919	CGI GROUP, INC., CLASS A (NEW YORK EXCHANGE)(b)	90,695	162,802
2,000	COGECO CABLE, INC.	61,878	81,288
3,000	CORUS ENTERTAINMENT, INC., CLASS B	53,288	58,632
400	CRESCENT POINT ENERGY CORP.	12,990	15,348
1,861	CRESCENT POINT ENERGY CORP. (OTC EXCHANGE)	38,774	71,399
200	ELDORADO GOLD CORP.(b)	2,158	2,428
8,666	ELDORADO GOLD CORP. (NEW YORK EXCHANGE)(b)	96,394	104,685
6,935	ENBRIDGE, INC. (NEW YORK EXCHANGE)	213,474	331,146
14,993	ENCANA CORP.	352,865	465,233
6,047	ENERPLUS RESOURCES FUND	113,667	143,374
600	FAIRFAX FINANCIAL HOLDINGS LTD.	212,775	225,609
225	FAIRFAX FINANCIAL HOLDINGS LTD. (OTC EXCHANGE)	56,130	84,384
2,500	FIRST QUANTUM MINERALS LTD.	158,804	205,706
3,052	GILDAN ACTIVEWEAR, INC.(b)	33,435	80,237
14,001	GOLDCORP, INC.	447,524	521,117
12,100	IAMGOLD CORP.	128,001	160,833
8,203	IAMGOLD CORP. (NEW YORK EXCHANGE)	91,103	108,444
6,421	IMPERIAL OIL LTD.	227,021	249,584
2,710	INMET MINING CORP.(c)	151,525	157,453
3,879	IVANHOE MINES LTD.(b)	23,410	67,533
5,500	KINROSS GOLD CORP.	103,672	94,063
11,663	KINROSS GOLD CORP. (NEW YORK EXCHANGE)	193,100	199,321
3,900	MAGNA INTERNATIONAL, INC., CLASS A(b)	198,094	241,338
3,269	MAGNA INTERNATIONAL, INC., CLASS A (NEW YORK EXCHANGE)(b)	86,809	202,188
32,511	MANULIFE FINANCIAL CORP.	468,523	640,142
5,400	MAPLE LEAF FOODS, INC.	36,317	54,922
3,469	METHANEX CORP.	31,828	84,331
4,400	NATIONAL BANK OF CANADA	172,738	267,903
400	NEW GOLD, INC.(b)	1,728	1,721
5,400	NEXEN, INC.	127,812	133,611
11,014	NEXEN, INC. (NEW YORK EXCHANGE)	198,615	272,156
11,800	NORTHGATE MINERALS CORP.(b)	39,374	35,435
1,700	NUVISTA ENERGY LTD.	20,915	19,500
1,560	OPEN TEXT CORP.(b)	48,602	74,053
2,253	PAN AMERICAN SILVER CORP.	41,183	52,157
2,700	PARAMOUNT RESOURCES LTD., CLASS A(b)	38,825	45,113
10,621	PENN WEST ENERGY TRUST	114,717	224,316
700	PETROBANK ENERGY & RESOURCES LTD.(b)(c)	28,042	38,334
5,262	POTASH CORP. OF SASKATCHEWAN, INC.	456,856	628,020
4,300	POWER CORP. OF CANADA	124,164	129,807
10,641	PROVIDENT ENERGY TRUST	38,685	82,042
2,850	QUADRA MINING LTD.(b)	36,906	43,635
3,200	QUEBECOR, INC., CLASS B	48,599	108,951
8,888	RESEARCH IN MOTION LTD.(b)	436,685	657,268
2,101	RITCHIE BROS AUCTIONEERS, INC.	37,504	45,235
10,965	ROGERS COMMUNICATIONS, INC., CLASS B	267,397	374,235
24,582	ROYAL BANK OF CANADA	793,754	1,434,360
200	SHAW COMMUNICATIONS, INC., CLASS B	3,530	3,960
9,661	SHAW COMMUNICATIONS, INC., CLASS B (NEW YORK EXCHANGE)	153,543	191,964
11,600	SHERRITT INTERNATIONAL CORP.	74,351	92,055
800	SHOPPERS DRUG MART CORP.	32,588	34,374
100	SILVER WHEATON CORP.(b)	1,327	1,570
7,524	SILVER WHEATON CORP. (NEW YORK EXCHANGE)(b)	82,208	117,976

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
(unaudited) March 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
200	SNC-LAVALIN GROUP, INC.	$5,085	9,769
11,589	SUN LIFE FINANCIAL, INC.	229,193	372,355
27,764	SUNCOR ENERGY, INC.	661,747	903,441
19,786	TALISMAN ENERGY, INC.	227,686	337,549
10,975	TECK RESOURCES LTD., CLASS B(b)	52,057	478,071
2,800	TELUS CORP. (NON VOTING)	73,440	100,184
4,274	TELUS CORP. (NON VOTING) (NEW YORK EXCHANGE)	113,886	153,095
33,400	THOMPSON CREEK METALS CO., INC.(b)	404,611	451,902
4,489	TIM HORTONS, INC.	137,057	146,297
15,008	TORONTO-DOMINION BANK (THE)	557,895	1,119,297
5,081	TRANSALTA CORP.	79,391	112,036
12,940	TRANSCANADA CORP.	339,196	475,674
3,700	TRANSCONTINENTAL, INC., CLASS A	47,559	49,654
2,300	WEST FRASER TIMBER CO. LTD.	56,982	87,480
22,000	YAMANA GOLD, INC.	229,576	217,693
15,431	YAMANA GOLD, INC. (NEW YORK EXCHANGE)	136,678	151,995
		15,209,835	22,402,245	7.32%
China:
83,000	FOSUN INTERNATIONAL	58,863	66,386
6,000	KINGBOARD CHEMICAL HOLDINGS LTD.	14,300	27,318
3,400	MINDRAY MEDICAL INTERNATIONAL LTD. ADR	113,624	123,828
31,000	XINGDA INTERNATIONAL HOLDINGS LTD.	15,801	17,168
		202,588	234,700	0.08%
Czech Republic:
9,900	CENTRAL EUROPEAN MEDIA ENTERPRISES LTD., CLASS A(b)	234,673	290,169
		234,673	290,169	0.10%
Denmark:
10	A.P. MOLLER - MAERSK A/S, CLASS A	46,408	72,821
20	A.P. MOLLER - MAERSK A/S, CLASS B	112,871	152,390
6,010	CARLSBERG A/S, CLASS B	337,423	504,379
500	COLOPLAST A/S, CLASS B	46,109	55,060
6,700	DANSKE BANK A/S(b)	59,247	164,820
4,000	DSV A/S	31,768	71,478
200	FLSMIDTH & CO. A/S	6,013	13,875
6,400	H. LUNDBECK A/S	125,836	120,635
200	JYSKE BANK A/S (REGISTERED)(b)	4,423	7,104
8,400	NOVO-NORDISK A/S, CLASS B	408,903	651,771
500	NOVOZYMES A/S, CLASS B	39,158	55,332
325	TOPDANMARK A/S(b)	33,362	42,333
900	TRYGVESTA A/S	49,560	59,399
3,700	VESTAS WIND SYSTEMS A/S(b)	169,635	201,037
		1,470,716	2,172,434	0.71%
Finland:
3,114	CITYCON OYJ	13,442	12,407
1,805	ELISA OYJ(b)	21,851	37,227
7,306	FORTUM OYJ	150,746	178,706
1,396	KESKO OYJ, CLASS B	30,705	54,944
1,628	KONE OYJ, CLASS B	35,674	67,285
2,640	KONECRANES OYJ	74,496	77,982
6,963	METSO OYJ	107,876	224,863
1,251	NESTE OIL OYJ	14,206	21,814
61,609	NOKIA OYJ	753,195	959,435
2,240	NOKIAN RENKAAT OYJ(b)	31,307	58,179
2,272	OUTOKUMPU OYJ	32,298	49,866
13,870	POHJOLA BANK PLC	122,359	155,863
1,988	RAUTARUUKKI OYJ	39,419	42,961
7,676	SAMPO OYJ, CLASS A	109,954	203,619
559	SANOMA OYJ(b)	6,931	12,382
19,829	STORA ENSO OYJ, CLASS R	109,815	151,050
38,934	UPM-KYMMENE OYJ	401,499	516,659
3,038	WARTSILA OYJ	135,528	153,873
		2,191,301	2,979,115	0.97%
France:
1,275	ACCOR S.A.	45,335	70,536

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont’d):
551	AEROPORTS DE PARIS	$28,858	45,367
4,557	AIR FRANCE-KLM(b)	56,714	72,043
3,942	AIR LIQUIDE S.A.	332,322	473,220
38,015	ALCATEL-LUCENT(b)	63,037	120,198
3,194	ALSTOM S.A.	178,537	199,176
13,648	ARCELORMITTAL	291,140	598,909
4,400	ARKEMA S.A.	124,681	162,893
3,908	ATOS ORIGIN S.A.(b)	171,162	196,248
36,739	AXA S.A.	562,664	817,265
15,747	BNP PARIBAS	774,562	1,209,335
3,237	BOUYGUES S.A.	115,573	162,728
735	BUREAU VERITAS S.A.	29,322	39,014
9,662	CAP GEMINI S.A.	447,200	475,932
9,700	CARREFOUR S.A.	357,241	467,519
538	CASINO GUICHARD PERRACHON S.A.	35,577	45,524
648	CHRISTIAN DIOR S.A.	36,000	69,125
3,619	CIE GENERALE DE GEOPHYSIQUE-VERITAS(b)	61,263	102,672
3,462	CIE GENERALE D’OPTIQUE ESSILOR INTERNATIONAL S.A.	134,447	221,032
3,436	CNP ASSURANCES	260,433	324,486
6,041	COMPAGNIE DE SAINT-GOBAIN	204,331	290,470
2,031	COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN, CLASS B	81,301	149,667
14,258	CREDIT AGRICOLE S.A.	185,941	249,578
8,581	DANONE S.A.	420,386	516,910
812	DASSAULT SYSTEMES S.A.	31,122	48,031
2,824	EDF S.A.	110,257	154,095
614	EIFFAGE S.A.	30,643	31,758
193	ERAMET	51,818	66,433
486	EURAZEO	9,917	33,759
3,941	EUTELSAT COMMUNICATIONS	93,691	140,099
115	FAIVELEY TRANSPORT	9,340	9,383
940	FONCIERE DES REGIONS	95,979	103,537
32,252	FRANCE TELECOM S.A.	744,757	771,685
20,995	GDF SUEZ	732,731	811,006
800	GECINA S.A.	91,225	88,538
15,541	GEMALTO N.V.(b)	561,204	672,533
4,725	GROUPE EUROTUNNEL S.A.	49,961	48,151
648	HERMES INTERNATIONAL	64,252	90,016
304	ILIAD S.A.	29,549	31,349
2,335	KLEPIERRE	57,367	91,711
3,031	LAFARGE S.A.	151,025	213,288
8,812	LAGARDERE S.C.A.	358,669	356,581
3,554	LEGRAND S.A.	61,802	112,277
3,537	L’OREAL S.A.	260,493	371,956
3,492	LVMH MOET HENNESSY LOUIS VUITTON S.A.	231,949	408,163
24,670	NATIXIS(b)	41,439	133,115
991	NEOPOST S.A.	83,847	79,199
400	NEXITY	8,618	15,721
2,898	PERNOD-RICARD S.A.	177,566	246,084
10,844	PEUGEOT S.A.(b)	310,495	319,292
1,531	PPR	112,344	203,827
32,350	PUBLICIS GROUPE	1,004,310	1,384,208
3,682	RENAULT S.A.(b)	98,990	172,566
3,912	RHODIA S.A.(b)	68,616	81,052
4,202	SAFRAN S.A.	40,399	109,536
22,914	SANOFI-AVENTIS	1,331,959	1,708,061
3,672	SCHNEIDER ELECTRIC S.A.	285,174	430,690
1,813	SCOR S.E.	36,441	45,791
3,311	SES	62,443	83,604
14,192	SOCIETE GENERALE	748,540	892,576
71,113	SOCIETE TELEVISION FRANCAISE 1	804,719	1,319,228
27,371	SODEXO	1,478,423	1,635,859
4,503	SUEZ ENVIRONNEMENT CO.	71,983	103,637
1,557	TECHNIP S.A.	55,911	126,598
2,172	THALES S.A.	86,735	87,187
67,632	TOTAL S.A.	3,623,119	3,926,094
1,022	UNIBAIL-RODAMCO S.E.	139,734	207,054

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont’d):
5,400	VALEO S.A.(b)	$137,678	192,731
736	VALLOUREC S.A.	62,762	148,416
6,842	VEOLIA ENVIRONNEMENT	168,680	237,312
12,029	VINCI S.A.	525,428	708,935
20,513	VIVENDI	545,147	548,991
		20,937,278	26,881,560	8.78%
Germany:
2,785	ADIDAS A.G.	94,549	148,957
7,648	ALLIANZ S.E. (REGISTERED)	683,404	958,911
18,920	BASF S.E.	776,866	1,173,451
13,025	BAYER A.G.	711,685	881,017
5,264	BAYERISCHE MOTOREN WERKE A.G.	165,963	243,013
828	BEIERSDORF A.G.	35,556	49,526
7,876	CELESIO A.G.	246,562	251,794
8,375	COMMERZBANK A.G.(b)	30,402	71,727
15,532	DAIMLER A.G. (REGISTERED)	498,387	731,197
10,170	DEUTSCHE BANK A.G. (REGISTERED)	467,613	783,369
3,260	DEUTSCHE BOERSE A.G.	193,092	241,643
18,461	DEUTSCHE LUFTHANSA A.G. (REGISTERED)	266,332	306,193
13,453	DEUTSCHE POST A.G.	152,569	233,397
1,670	DEUTSCHE POSTBANK A.G.(b)	32,357	53,581
42,256	DEUTSCHE TELEKOM A.G. (REGISTERED)	528,868	572,727
39,299	E.ON A.G.	1,178,807	1,450,917
3,418	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	133,793	192,855
734	FRESENIUS S.E.	48,634	54,635
2,738	GEA GROUP A.G.	27,680	63,459
1,250	HANNOVER RUECKVERSICHERUNG A.G. (REGISTERED)(b)	56,829	61,725
2,136	HEIDELBERGCEMENT A.G.	124,269	119,150
5,864	HENKEL A.G. & CO. KGAA	204,744	271,702
1,550	HOCHTIEF A.G.	59,506	130,258
63,198	INFINEON TECHNOLOGIES A.G.(b)	309,288	438,656
2,921	K+S A.G.	149,718	177,260
2,240	LINDE A.G.	160,885	267,268
1,438	MAN S.E.	62,202	120,379
1,310	MERCK KGAA	110,683	106,161
2,503	METRO A.G.	81,368	148,479
3,400	MTU AERO ENGINES HOLDING A.G.	184,885	197,809
3,476	MUENCHENER RUECKVERSICHERUNGS A.G. (REGISTERED)	451,147	564,086
80	RHEINMETALL A.G.	5,008	5,730
11,398	RWE A.G.	862,103	1,009,891
782	SALZGITTER A.G.	52,708	72,593
12,974	SAP A.G.	477,368	628,386
13,593	SIEMENS A.G. (REGISTERED)	846,647	1,361,346
2,068	SUEDZUCKER A.G.	43,410	45,640
6,245	THYSSENKRUPP A.G.	125,145	214,708
9,068	TUI A.G.(b)	77,700	101,962
2,993	UNITED INTERNET A.G. (REGISTERED)(b)	45,107	45,397
517	WACKER CHEMIE A.G.	55,413	77,091
		10,819,252	14,628,046	4.78%
Greece:
10,237	ALPHA BANK A.E.(b)	72,204	96,924
8,127	BANK OF CYPRUS PUBLIC CO. LTD.	51,271	51,371
14,947	COCA COLA HELLENIC BOTTLING CO. S.A.	266,059	402,955
1,707	EFG EUROBANK ERGASIAS S.A.(b)	7,681	15,678
2,715	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	39,271	33,700
29,600	MARFIN INVESTMENT GROUP S.A.(b)	78,071	67,965
23,579	NATIONAL BANK OF GREECE S.A.(b)	536,450	474,519
2,600	OPAP S.A.	67,020	58,996
7,703	PIRAEUS BANK S.A.(b)	62,055	67,314
10,592	PUBLIC POWER CORP. S.A.(b)	218,953	185,979
1,814	TITAN CEMENT CO. S.A.	47,152	48,021
		1,446,187	1,503,422	0.49%
Hong Kong:
29,300	BANK OF EAST ASIA LTD.	57,580	107,929

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Hong Kong (Cont’d):
23,000	BELLE INTERNATIONAL HOLDINGS LTD.	$11,860	30,927
288,100	BOC HONG KONG HOLDINGS LTD.	557,627	687,208
118,000	CATHAY PACIFIC AIRWAYS LTD.(b)	168,449	248,639
20,000	CHEUNG KONG HOLDINGS LTD.	172,258	257,593
92,000	CHINESE ESTATES HOLDINGS LTD.	158,122	153,804
26,000	CLP HOLDINGS LTD.	173,831	185,853
25,982	ESPRIT HOLDINGS LTD.	160,202	204,966
70,000	FIRST PACIFIC CO. LTD.	22,580	45,349
33,000	FOXCONN INTERNATIONAL HOLDINGS LTD.(b)	22,488	34,810
118,800	GENTING SINGAPORE PLC(b)	60,942	75,155
131,500	GUOCO GROUP LTD.	1,162,936	1,365,100
27,000	HANG LUNG GROUP LTD.	99,479	143,273
30,000	HANG LUNG PROPERTIES LTD.	64,007	120,940
11,500	HANG SENG BANK LTD.	124,740	160,261
13,000	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	91,587
53,600	HKR INTERNATIONAL LTD.	10,888	22,298
91,000	HONG KONG & CHINA GAS CO. LTD.	149,918	226,908
3,600	HONG KONG AIRCRAFT ENGINEERING CO. LTD.	43,253	45,463
15,000	HONG KONG EXCHANGES AND CLEARING LTD.	136,476	250,380
10,500	HONGKONG & SHANGHAI HOTELS (THE)	9,511	16,228
19,500	HONGKONG ELECTRIC HOLDINGS LTD.	108,242	115,656
14,000	HONGKONG LAND HOLDINGS LTD.	53,838	70,980
400	HOPEWELL HIGHWAY INFRASTRUCTURE LTD.	229	273
4,000	HOPEWELL HOLDINGS LTD.	10,853	11,849
36,000	HUTCHISON WHAMPOA LTD.	189,637	263,363
11,000	HYSAN DEVELOPMENT CO. LTD.	26,964	31,806
60,000	INDUSTRIAL & COMMERCIAL BANK OF CHINA ASIA LTD.	95,978	150,228
27,000	KERRY PROPERTIES LTD.	90,767	144,838
60,000	LI & FUNG LTD.	147,735	295,202
67,500	LINK REIT (THE)	137,581	166,399
16,500	MTR CORP.	38,268	62,479
100,800	NEW WORLD CHINA LAND LTD.	56,159	35,962
143,000	NEW WORLD DEVELOPMENT LTD.	234,526	279,952
21,000	NOBLE GROUP LTD.	47,425	45,934
29,000	NWS HOLDINGS LTD.	52,824	57,894
84,000	PACIFIC CENTURY PREMIUM DEVELOPMENTS LTD.(b)	21,943	31,375
22,000	ROAD KING INFRASTRUCTURE LTD.	7,853	18,135
22,000	SHANGRI-LA ASIA LTD.	29,709	43,183
24,000	SINO LAND CO. LTD.	28,396	47,047
23,000	SUN HUNG KAI PROPERTIES LTD.	222,078	345,999
19,000	SWIRE PACIFIC LTD., CLASS A	143,178	228,562
7,000	TELEVISION BROADCASTS LTD.	23,754	33,899
8,000	VTECH HOLDINGS LTD.	53,894	86,551
37,000	WHARF HOLDINGS LTD.	94,826	208,489
78,000	WHEELOCK & CO. LTD.	215,231	230,056
38,000	YUE YUEN INDUSTRIAL HOLDINGS LTD.	77,204	132,145
		5,621,783	7,612,927	2.49%
India:
15,400	STERLITE INDUSTRIES INDIA LTD. ADR	179,852	286,594
		179,852	286,594	0.09%
Ireland:
22,278	ACCENTURE PLC, CLASS A	817,221	934,562
35,903	COVIDIEN PLC	1,321,793	1,805,203
3,509	CRH PLC	87,096	87,632
8,371	CRH PLC (LONDON EXCHANGE)	189,905	208,940
6,400	DCC PLC	149,159	165,968
666	ELAN CORP. PLC(b)	5,141	5,019
5,458	ELAN CORP. PLC (LONDON EXCHANGE)(b)	31,760	39,808
268,622	EXPERIAN PLC	2,114,267	2,643,488
1,776	KERRY GROUP PLC, CLASS A	35,054	55,075
11,192	SHIRE PLC	130,296	246,944
2,000	SMURFIT KAPPA GROUP PLC(b)	17,837	16,667
		4,899,529	6,209,306	2.03%
Italy:
41,159	A2A S.P.A.	67,304	77,216
2,890	ACEA S.P.A.	31,698	29,334
16,788	ASSICURAZIONI GENERALI S.P.A.	262,629	402,929

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Italy (Cont’d):
4,399	ATLANTIA S.P.A.	$77,023	102,669
20,797	AUTOGRILL S.P.A.(b)	178,805	253,086
1,791	AUTOSTRADA TORINO-MILANO S.P.A.	24,113	25,158
2,752	BANCA CARIGE S.P.A.	7,205	7,518
20,519	BANCA MONTE DEI PASCHI DI SIENA S.P.A.	32,088	30,375
16,061	BANCA POPOLARE DI MILANO SCARL	86,045	99,732
7,997	BANCO POPOLARE SCARL(b)	26,095	55,626
9,000	BENI STABILI S.P.A.	5,885	8,716
2,148	BULGARI S.P.A.	9,445	17,494
28,000	CIR-COMPAGNIE INDUSTRIALI RIUNITE S.P.A.(b)	66,216	67,505
564	CREDITO EMILIANO S.P.A.(b)	3,752	3,900
123,780	ENEL S.P.A.	560,402	692,138
40,406	ENI S.P.A.	800,346	947,955
20,667	FIAT S.P.A.(b)	233,093	269,089
30,348	FINMECCANICA S.P.A.	458,377	404,976
6,942	FONDIARIA-SAI S.P.A.	114,569	104,451
243,448	INTESA SANPAOLO S.P.A.(b)	835,384	906,700
15,009	INTESA SANPAOLO S.P.A. (RSP)	52,629	44,953
9,000	ITALCEMENTI S.P.A.	118,586	104,054
886	LOTTOMATICA S.P.A.	14,246	16,897
1,095	LUXOTTICA GROUP S.P.A.	14,342	29,283
8,238	MEDIASET S.P.A.	35,497	70,765
14,375	MEDIOBANCA S.P.A.(b)	131,569	154,451
34,777	MEDIOLANUM S.P.A.	120,164	203,504
3,603	MILANO ASSICURAZIONI S.P.A.	10,450	10,219
20,039	PARMALAT S.P.A.	36,886	54,876
2,966	PRYSMIAN S.P.A.	29,515	58,288
3,842	SAIPEM S.P.A.	66,811	148,670
53,519	SNAM RETE GAS S.P.A.	243,142	271,251
158,727	TELECOM ITALIA S.P.A.	212,786	228,534
45,082	TELECOM ITALIA S.P.A. (RSP)	50,680	50,843
6,028	TENARIS S.A.	60,927	130,104
22,370	TERNA S.P.A.	71,955	96,760
263,520	UNICREDIT S.P.A.(b)	436,477	778,581
11,384	UNIONE DI BANCHE ITALIANE SCPA	126,588	153,604
		5,713,724	7,112,204	2.32%
Japan:
2,000	77 BANK (THE) LTD.	10,160	11,424
3,940	ACOM CO. LTD.	63,512	64,480
26,500	ADERANS HOLDINGS CO. LTD.(b)	315,561	314,351
5,200	ADVANTEST CORP.	86,387	130,042
44,000	AEON CO. LTD.	319,438	499,350
4,800	AEON CREDIT SERVICE CO. LTD.	49,903	56,990
1,100	AEON MALL CO. LTD.	23,091	23,191
9,100	AISIN SEIKI CO. LTD.	200,522	272,544
42,000	AJINOMOTO CO., INC.	314,561	416,004
2,000	AMADA CO. LTD.	10,582	16,772
4,900	ASAHI BREWERIES LTD.	61,724	91,879
15,000	ASAHI GLASS CO. LTD.	80,697	168,949
13,000	ASAHI KASEI CORP.	46,220	69,944
7,600	ASTELLAS PHARMA, INC.	243,758	275,175
11,000	BANK OF KYOTO (THE) LTD.	98,298	101,305
23,000	BANK OF YOKOHAMA (THE) LTD.	96,740	112,676
1,300	BENESSE HOLDINGS, INC.	48,395	56,316
13,800	BRIDGESTONE CORP.	205,726	235,586
5,700	BROTHER INDUSTRIES LTD.	42,142	68,895
1,100	CANON MARKETING JAPAN, INC.	15,818	14,978
29,000	CANON, INC.	921,129	1,343,145
3,800	CASIO COMPUTER CO. LTD.	28,796	29,225
29	CENTRAL JAPAN RAILWAY CO.	162,730	220,859
15,000	CHIBA BANK (THE) LTD.	81,968	89,689
13,800	CHUBU ELECTRIC POWER CO., INC.	306,766	344,965
1,900	CHUGAI PHARMACEUTICAL CO. LTD.	30,706	35,728
3,200	CHUGOKU ELECTRIC POWER (THE) CO., INC.	69,825	63,596
43,000	CHUO MITSUI TRUST HOLDINGS, INC.	152,603	161,441
7,900	CITIZEN HOLDINGS CO. LTD.	31,581	53,996
2,000	COCA-COLA WEST CO. LTD.	30,433	32,710
84,419	CREDIT SAISON CO. LTD.	1,052,479	1,309,318

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
31,000	DAI NIPPON PRINTING CO. LTD.	$306,775	418,795
25,000	DAIHATSU MOTOR CO. LTD.	236,519	238,797
13,100	DAIICHI SANKYO CO. LTD.	225,226	245,355
4,300	DAIKIN INDUSTRIES LTD.	117,015	175,929
23,500	DAINIPPON SUMITOMO PHARMA CO. LTD.	204,468	215,420
1,200	DAITO TRUST CONSTRUCTION CO. LTD.	42,344	57,889
6,000	DAIWA HOUSE INDUSTRY CO. LTD.	45,826	67,708
241,000	DAIWA SECURITIES GROUP, INC.	1,400,752	1,268,291
4,000	DENKI KAGAKU KOGYO K.K.	7,188	17,200
8,200	DENSO CORP.	185,234	244,273
2,900	DENTSU, INC.	48,680	76,215
13,000	DOWA HOLDINGS CO. LTD.	55,385	78,287
5,400	EAST JAPAN RAILWAY CO.	295,862	375,443
2,400	EISAI CO. LTD.	71,075	85,614
2,100	ELECTRIC POWER DEVELOPMENT CO. LTD.	62,041	69,184
4,500	ELPIDA MEMORY, INC.(b)	56,436	88,614
1,800	FAMILYMART CO. LTD.	52,590	57,279
2,600	FANUC LTD.	182,941	275,881
700	FAST RETAILING CO. LTD.	76,899	121,671
53,000	FUJI HEAVY INDUSTRIES LTD.(b)	197,786	274,384
32,600	FUJIFILM HOLDINGS CORP.	874,138	1,122,821
58,000	FUJITSU LTD.	223,927	379,679
11,000	FUKUOKA FINANCIAL GROUP, INC.	36,036	46,711
15,000	FURUKAWA ELECTRIC CO. LTD.	48,082	77,977
5,000	GS YUASA CORP.	36,696	33,747
6,000	GUNMA BANK (THE) LTD.	31,571	33,180
12,000	HACHIJUNI BANK (THE) LTD.	67,350	68,286
2,330	HAKUHODO DY HOLDINGS, INC.	123,624	122,619
10,000	HANKYU HANSHIN HOLDINGS, INC.	45,714	46,315
500	HIROSE ELECTRIC CO. LTD.	48,402	57,654
7,000	HIROSHIMA BANK (THE) LTD.	26,154	29,576
600	HISAMITSU PHARMACEUTICAL CO., INC.	17,668	22,302
3,000	HITACHI CHEMICAL CO. LTD.	54,135	64,820
166,000	HITACHI LTD.(b)	500,094	619,684
25,000	HOKUHOKU FINANCIAL GROUP, INC.	45,996	54,819
5,000	HOKURIKU ELECTRIC POWER CO.	118,737	109,959
38,600	HONDA MOTOR CO. LTD.	1,063,163	1,362,505
5,000	HOYA CORP.	100,495	137,395
1,600	IBIDEN CO. LTD.	37,951	55,108
300	IDEMITSU KOSAN CO. LTD.	23,804	22,719
24,000	IHI CORP.	31,334	43,898
11	INPEX CORP.	77,116	80,715
4,500	ISETAN MITSUKOSHI HOLDINGS LTD.	35,506	48,374
52,000	ISUZU MOTORS LTD.(b)	110,941	140,722
2,800	ITO EN LTD.	50,888	43,338
28,000	ITOCHU CORP.	163,531	245,289
8,000	J FRONT RETAILING CO. LTD.	31,099	47,064
6	JAPAN REAL ESTATE INVESTMENT CORP.	46,693	51,150
8	JAPAN RETAIL FUND INVESTMENT CORP.	8,807	9,413
5,000	JAPAN STEEL WORKS (THE) LTD.	47,736	57,279
75	JAPAN TOBACCO, INC.	198,243	279,176
8,500	JFE HOLDINGS, INC.	224,858	342,311
4,000	JGC CORP.	53,048	71,366
7,000	JOYO BANK (THE) LTD.	32,424	31,223
5,100	JS GROUP CORP.	59,681	103,812
3,100	JSR CORP.	39,530	64,759
24,900	JTEKT CORP.	243,561	294,039
45	JUPITER TELECOMMUNICATIONS CO. LTD.	27,159	51,984
7,000	KAJIMA CORP.	15,004	17,146
11,000	KAMIGUMI CO. LTD.	72,240	88,481
33,000	KANEKA CORP.	222,358	213,906
11,900	KANSAI ELECTRIC POWER (THE) CO., INC.	258,103	272,649
2,000	KANSAI PAINT CO. LTD.	10,449	16,301
10,000	KAO CORP.	208,279	253,504
35,000	KAWASAKI HEAVY INDUSTRIES LTD.	71,135	96,588
20,000	KAWASAKI KISEN KAISHA LTD.(b)	71,674	79,795
50	KDDI CORP.	240,697	258,852
6,000	KEIHIN ELECTRIC EXPRESS RAILWAY CO. LTD.	45,614	49,289

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
3,000	KEIO CORP.	$15,740	20,248
29,000	KEISEI ELECTRIC RAILWAY CO. LTD.	166,589	176,501
710	KEYENCE CORP.	131,805	169,660
6,000	KIKKOMAN CORP.	52,867	70,211
14,000	KINTETSU CORP.	48,314	43,577
11,000	KIRIN HOLDINGS CO. LTD.	114,467	162,253
114,000	KOBE STEEL LTD.	204,331	245,097
15,100	KOMATSU LTD.	187,238	316,570
3,900	KONAMI CORP.	61,913	75,214
24,000	KONICA MINOLTA HOLDINGS, INC.	227,037	280,074
21,000	KUBOTA CORP.	129,773	191,380
5,500	KURARAY CO. LTD.	46,234	74,008
4,300	KURITA WATER INDUSTRIES LTD.	96,931	121,655
2,000	KYOCERA CORP.	133,049	194,888
3,000	KYOWA HAKKO KIRIN CO. LTD.	23,089	30,966
4,300	KYUSHU ELECTRIC POWER CO., INC.	93,460	93,599
2,000	LAWSON, INC.	82,865	85,357
2,000	MAKITA CORP.	45,573	65,890
74,000	MARUBENI CORP.	339,579	459,880
6,500	MARUI GROUP CO. LTD.	32,287	47,139
121,000	MAZDA MOTOR CORP.	279,981	340,391
17,000	MEDIPAL HOLDINGS CORP.	201,838	201,295
7,100	MEIJI HOLDINGS CO. LTD.	269,457	275,678
12,114	MEITEC CORP.	206,541	237,254
6,000	MINEBEA CO. LTD.	32,462	36,517
75,000	MITSUBISHI CHEMICAL HOLDINGS CORP.	314,391	383,465
27,500	MITSUBISHI CORP.	469,441	720,669
32,000	MITSUBISHI ELECTRIC CORP.	148,393	294,022
18,000	MITSUBISHI ESTATE CO. LTD.	212,941	294,578
17,000	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	102,375
57,000	MITSUBISHI HEAVY INDUSTRIES LTD.	185,317	235,952
4,000	MITSUBISHI LOGISTICS CORP.	45,017	49,717
61,000	MITSUBISHI MATERIALS CORP.(b)	160,945	175,517
48,000	MITSUBISHI MOTORS CORP.(b)	72,153	65,205
5,000	MITSUBISHI TANABE PHARMA CORP.	54,031	70,596
346,800	MITSUBISHI UFJ FINANCIAL GROUP, INC.	1,766,092	1,817,658
1,290	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	33,945	46,914
86,000	MITSUI & CO. LTD.	1,030,046	1,445,145
74,000	MITSUI CHEMICALS, INC.	242,012	224,004
35,000	MITSUI ENGINEERING & SHIPBUILDING CO. LTD.	83,842	87,229
14,000	MITSUI FUDOSAN CO. LTD.	160,770	237,652
3,000	MITSUI MINING & SMELTING CO. LTD.	5,391	8,985
17,000	MITSUI OSK LINES LTD.	90,171	122,014
238,500	MIZUHO FINANCIAL GROUP, INC.	452,029	471,951
29,000	MIZUHO SECURITIES CO. LTD.(b)	61,853	91,818
8,280	MS&AD INSURANCE GROUP HOLDINGS, INC.	191,651	229,829
2,500	MURATA MANUFACTURING CO. LTD.	101,583	141,994
19,300	NAMCO BANDAI HOLDINGS, INC.	200,312	188,067
143,000	NEC CORP.	400,041	429,813
3,000	NGK INSULATORS LTD.	44,485	61,194
6,000	NGK SPARK PLUG CO. LTD.	63,744	81,506
1,600	NIDEC CORP.	75,127	171,484
6,000	NIKON CORP.	75,728	130,988
1,500	NINTENDO CO. LTD.	373,394	502,195
11	NIPPON BUILDING FUND, INC.	90,970	94,716
9,000	NIPPON ELECTRIC GLASS CO. LTD.	66,934	126,784
4,000	NIPPON EXPRESS CO. LTD.	11,192	17,200
20,000	NIPPON MEAT PACKERS, INC.	223,663	253,076
44,000	NIPPON MINING HOLDINGS, INC.	224,513	205,670
24,000	NIPPON OIL CORP.	115,186	120,912
3,100	NIPPON PAPER GROUP, INC.	78,898	79,747
40,000	NIPPON SHEET GLASS CO. LTD.	130,762	118,088
84,000	NIPPON STEEL CORP.	250,044	329,748
9,300	NIPPON TELEGRAPH & TELEPHONE CORP.	356,996	391,937
29,000	NIPPON YUSEN K.K.	99,727	114,462
18,000	NIPPONKOA INSURANCE CO. LTD.	107,093	113,018
17,000	NISHI-NIPPON CITY BANK (THE) LTD.	40,901	50,187
76,600	NISSAN MOTOR CO. LTD.(b)	467,775	656,294

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
2,500	NISSHIN SEIFUN GROUP, INC.	$25,731	32,276
3,000	NISSHINBO HOLDINGS, INC.	23,700	31,062
600	NITORI CO. LTD.	33,819	45,567
3,200	NITTO DENKO CORP.	77,639	124,249
62,600	NOMURA HOLDINGS, INC.	382,705	461,350
2,700	NOMURA RESEARCH INSTITUTE LTD.	43,930	61,515
6,000	NSK LTD.	24,006	47,364
2,000	NTN CORP.	5,258	9,028
92	NTT DATA CORP.	257,128	306,537
284	NTT DOCOMO, INC.	404,857	432,579
58	NTT URBAN DEVELOPMENT CORP.	54,407	49,011
12,000	OBAYASHI CORP.	48,665	53,268
8,000	ODAKYU ELECTRIC RAILWAY CO. LTD.	62,234	66,574
13,000	OJI PAPER CO. LTD.	49,994	57,012
4,000	OLYMPUS CORP.	61,766	128,357
18,600	OMRON CORP.	240,757	431,727
8,000	ONWARD KASHIYAMA CO. LTD.	54,094	62,381
800	ORIENTAL LAND CO. LTD.	50,479	55,792
5,210	ORIX CORP.(b)	294,705	461,986
24,000	OSAKA GAS CO. LTD.	74,241	85,999
30,500	PANASONIC CORP.	376,823	466,523
6,000	PANASONIC ELECTRIC WORKS CO. LTD.	41,493	75,730
153	RAKUTEN, INC.	84,827	110,631
8,800	RESONA HOLDINGS, INC.	111,603	111,259
31,000	RICOH CO. LTD.	386,457	484,118
1,200	RINNAI CORP.	52,047	63,023
3,300	ROHM CO. LTD.	201,922	246,380
17,800	SANKYO CO. LTD.	973,932	880,580
500	SANTEN PHARMACEUTICAL CO. LTD.	14,009	15,007
31,000	SANYO ELECTRIC CO. LTD.(b)	50,466	49,738
40,500	SAPPORO HOKUYO HOLDINGS, INC.	128,847	184,978
10,000	SAPPORO HOLDINGS LTD.	50,459	52,198
433	SBI HOLDINGS, INC.(b)	45,378	85,452
3,400	SECOM CO. LTD.	133,812	148,744
11,600	SEGA SAMMY HOLDINGS, INC.	116,409	140,456
18,000	SEIKO EPSON CORP.	274,961	279,561
25,000	SEINO HOLDINGS CO. LTD.	196,920	178,095
13,000	SEKISUI CHEMICAL CO. LTD.	66,177	88,160
6,000	SEKISUI HOUSE LTD.	44,394	59,943
13,000	SEVEN & I HOLDINGS CO. LTD.	286,258	314,121
4	SEVEN BANK LTD.	9,649	8,044
20,000	SHARP CORP.	174,731	250,081
4,200	SHIKOKU ELECTRIC POWER CO.	116,898	119,006
4,000	SHIMADZU CORP.	25,419	32,046
1,000	SHIMAMURA CO. LTD.	61,206	88,566
7,700	SHIMANO, INC.	311,025	340,567
2,000	SHIMIZU CORP.	7,530	8,343
6,600	SHIN-ETSU CHEMICAL CO. LTD.	318,188	383,337
23,000	SHINSEI BANK LTD.	30,029	27,800
4,000	SHIONOGI & CO. LTD.	67,679	76,073
4,000	SHISEIDO CO. LTD.	57,787	86,855
8,000	SHIZUOKA BANK (THE) LTD.	74,794	69,740
21,000	SHOWA DENKO K.K.	33,824	47,396
7,400	SHOWA SHELL SEKIYU K.K.	69,579	50,025
600	SMC CORP.	57,789	81,442
12,700	SOFTBANK CORP.	185,167	312,849
21,900	SOJITZ CORP.	34,134	42,399
19,000	SOMPO JAPAN INSURANCE, INC.	112,829	133,320
15,600	SONY CORP.	361,175	597,372
33	SONY FINANCIAL HOLDINGS, INC.	85,415	108,365
2,200	SQUARE ENIX HOLDINGS CO. LTD.	51,210	48,099
2,700	STANLEY ELECTRIC CO. LTD.	30,745	52,360
83,000	SUMITOMO CHEMICAL CO. LTD.	380,007	405,724
17,400	SUMITOMO CORP.	156,343	200,076
8,800	SUMITOMO ELECTRIC INDUSTRIES LTD.	75,679	107,871
12,000	SUMITOMO HEAVY INDUSTRIES LTD.	39,379	72,265
42,000	SUMITOMO METAL INDUSTRIES LTD.	86,872	127,137
26,000	SUMITOMO METAL MINING CO. LTD.	368,307	386,845

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
21,400	SUMITOMO MITSUI FINANCIAL GROUP, INC.	$677,635	707,309
7,000	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	81,291	133,202
34,000	SUMITOMO TRUST & BANKING (THE) CO. LTD.	156,741	199,295
1,000	SURUGA BANK LTD.	8,247	8,942
6,500	SUZUKEN CO. LTD.	180,668	229,090
18,500	SUZUKI MOTOR CORP.	423,381	408,233
4,050	T&D HOLDINGS, INC.	95,115	95,868
11,000	TAISEI CORP.	19,821	24,238
15,000	TAISHO PHARMACEUTICAL CO. LTD.	279,778	272,758
2,000	TAIYO NIPPON SANSO CORP.	11,493	19,553
10,000	TAKASHIMAYA CO. LTD.	63,872	82,148
11,400	TAKEDA PHARMACEUTICAL CO. LTD.	404,837	501,778
6,000	TDK CORP.	324,325	399,189
76,000	TEIJIN LTD.	190,403	255,258
2,600	TERUMO CORP.	95,419	138,497
2,000	THK CO. LTD.	29,290	43,641
19,000	TOBU RAILWAY CO. LTD.	97,844	105,477
1,000	TOHO CO. LTD.	13,412	16,109
6,800	TOHOKU ELECTRIC POWER CO., INC.	143,233	143,725
11,600	TOKIO MARINE HOLDINGS, INC.	296,326	326,697
5,000	TOKUYAMA CORP.	31,864	27,704
11,300	TOKYO BROADCASTING SYSTEM HOLDINGS, INC.	161,887	171,151
20,900	TOKYO ELECTRIC POWER (THE) CO., INC.	517,637	557,098
3,200	TOKYO ELECTRON LTD.	128,746	212,216
46,000	TOKYO GAS CO. LTD.	160,535	202,718
14,000	TOKYU CORP.	57,421	58,552
20,000	TOKYU LAND CORP.	69,576	76,372
4,000	TONENGENERAL SEKIYU K.K.	37,796	33,758
44,000	TOPPAN PRINTING CO. LTD.	348,519	397,221
17,000	TORAY INDUSTRIES, INC.	70,413	99,284
99,000	TOSHIBA CORP.(b)	358,134	511,469
6,000	TOTO LTD.	30,029	40,882
15,600	TOYO SEIKAN KAISHA LTD.	265,853	276,326
1,000	TOYO SUISAN KAISHA LTD.	23,262	25,864
9,200	TOYOTA AUTO BODY CO. LTD.	172,671	157,254
5,300	TOYOTA INDUSTRIES CORP.	130,831	151,365
52,000	TOYOTA MOTOR CORP.	1,800,029	2,083,014
18,000	TOYOTA TSUSHO CORP.	240,764	282,256
2,500	TREND MICRO, INC.	74,501	87,176
1,700	TSUMURA & CO.	50,505	49,369
8,000	UBE INDUSTRIES LTD.	13,963	20,537
700	UNICHARM CORP.	42,706	67,612
1,000	USHIO, INC.	14,106	16,964
130	USS CO. LTD.	5,696	8,830
126	WEST JAPAN RAILWAY CO.	427,214	433,974
236	YAHOO! JAPAN CORP.	62,283	85,954
2,500	YAKULT HONSHA CO. LTD.	42,793	67,441
1,270	YAMADA DENKI CO. LTD.	52,100	93,732
13,000	YAMAGUCHI FINANCIAL GROUP, INC.	135,512	142,251
5,200	YAMAHA CORP.	59,268	67,135
22,100	YAMAHA MOTOR CO. LTD.(b)	215,489	331,182
9,000	YAMATO HOLDINGS CO. LTD.	96,669	126,495
12,000	YOKOGAWA ELECTRIC CORP.(b)	94,287	104,482
		46,849,694	57,008,707	18.62%
Kazakhstan:
6,700	KAZMUNAIGAS EXPLORATION PRODUCTION GDR	136,347	164,954
		136,347	164,954	0.05%
Luxembourg:
13,600	ARCELORMITTAL (NEW YORK EXCHANGE)	536,070	597,176
6,800	TENARIS S.A. ADR	272,476	291,992
		808,546	889,168	0.29%
Mexico:
16,500	DESARROLLADORA HOMEX S.A.B. DE C.V. ADR(b)	513,230	466,620
8,700	FOMENTO ECONOMICO MEXICANO S.A.B. DE C.V. ADR	268,488	413,511
		781,718	880,131	0.29%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Netherlands:
27,148	AEGON N.V.(b)	$127,577	185,904
9,274	AKZO NOBEL N.V.	465,617	528,531
5,963	ASML HOLDING N.V.	107,018	213,106
1,079	CORIO N.V.	43,024	72,044
3,071	CSM	83,868	95,400
6,423	EUROPEAN AERONAUTIC DEFENCE & SPACE CO. N.V.	81,439	129,217
1,198	FUGRO N.V. - CVA	57,119	78,299
2,344	HEINEKEN HOLDING N.V.	79,726	104,270
3,004	HEINEKEN N.V.	84,487	154,382
4,400	IMTECH N.V.	133,458	140,905
61,740	ING GROEP N.V. - CVA(b)	406,154	616,411
15,811	KONINKLIJKE AHOLD N.V.	177,973	210,775
10,000	KONINKLIJKE BAM GROEP N.V.	80,093	77,797
2,539	KONINKLIJKE DSM N.V.	86,313	113,218
18,384	KONINKLIJKE PHILIPS ELECTRONICS N.V.	321,594	589,471
957	MEDIQ N.V.	17,567	17,644
2,100	NUTRECO HOLDING N.V.	100,913	132,316
2,977	QIAGEN N.V.(b)	47,317	68,556
4,973	RANDSTAD HOLDING N.V.(b)	129,816	236,330
11,940	REED ELSEVIER N.V.	133,131	145,108
28,296	ROYAL DUTCH SHELL PLC, CLASS A (AMSTERDAM EXCHANGE)	776,909	818,437
57,115	ROYAL DUTCH SHELL PLC, CLASS A (LONDON EXCHANGE)	1,336,763	1,655,425
43,008	ROYAL DUTCH SHELL PLC, CLASS B (LONDON EXCHANGE)	990,130	1,184,872
48,874	ROYAL KPN N.V.	658,918	774,315
6,056	SBM OFFSHORE N.V.	85,999	121,180
2,181	SNS REAAL N.V.(b)	6,123	13,671
20,454	TNT N.V.	466,565	586,503
28,402	UNILEVER N.V. - CVA	579,364	859,097
26,642	WOLTERS KLUWER N.V.	452,417	577,722
		8,117,392	10,500,906	3.43%
New Zealand:
128,100	AIR NEW ZEALAND LTD.	94,973	115,526
7,267	CONTACT ENERGY LTD.(b)	21,310	33,026
280,000	FISHER & PAYKEL APPLIANCES HOLDINGS LTD.(b)	134,280	123,276
14,246	FLETCHER BUILDING LTD.	48,135	84,471
25,416	TELECOM CORP. OF NEW ZEALAND LTD.	36,442	39,165
		335,140	395,464	0.13%
Norway:
1,400	AKER ASA(b)	36,951	38,624
13,800	DNB NOR ASA(b)	88,172	157,630
16,500	NORSK HYDRO ASA(b)	64,864	125,740
12,000	ORKLA ASA	80,407	106,083
8,746	PETROLEUM GEO-SERVICES ASA(b)	112,914	114,540
2,700	SCHIBSTED ASA(b)	67,272	68,131
6,600	SEADRILL LTD.	70,381	153,774
28,548	STATOIL ASA	557,031	660,822
10,900	TELENOR ASA(b)	62,904	147,792
1,516	TGS NOPEC GEOPHYSICAL CO. ASA(b)	32,270	32,159
3,700	YARA INTERNATIONAL ASA	105,979	160,588
		1,279,145	1,765,883	0.58%
Papua New Guinea:
4,300	LIHIR GOLD LTD.	9,805	11,956
		9,805	11,956	0.00%
Poland:
13,200	CENTRAL EUROPEAN DISTRIBUTION CORP.(b)	395,705	462,132
		395,705	462,132	0.15%
Portugal:
14,486	BANCO ESPIRITO SANTO S.A. (REGISTERED)(b)	65,645	78,262
3,480	BRISA AUTO-ESTRADAS DE PORTUGAL S.A.	21,107	29,518
8,464	CIMPOR CIMENTOS DE PORTUGAL SGPS S.A.	39,214	63,961
30,026	ENERGIAS DE PORTUGAL S.A.	109,545	119,352
2,881	GALP ENERGIA SGPS S.A., CLASS B	35,487	50,041

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Portugal (Cont’d):
6,408	JERONIMO MARTINS SGPS S.A.	$30,015	64,912
7,384	PORTUGAL TELECOM, SGPS, S.A. (REGISTERED)	57,187	82,558
1,430	ZON MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS S.A.	7,522	7,332
		365,722	495,936	0.16%
Russia:
7,500	LUKOIL OAO ADR (OTC EXCHANGE)	377,750	425,250
21,200	TMK OAO GDR (REGISTERED)(b)	333,621	434,812
		711,371	860,062	0.28%
Singapore:
37,000	ARA ASSET MANAGEMENT LTD.(d)	21,410	30,151
49,500	CAPITALAND LTD.	85,171	140,473
62,000	CAPITAMALL TRUST	54,263	78,444
36,000	CAPITAMALLS ASIA LTD.(b)	58,996	58,158
6,000	CITY DEVELOPMENTS LTD.	21,796	45,463
51,000	COSCO CORP. SINGAPORE LTD.	48,134	45,205
98,500	DBS GROUP HOLDINGS LTD.	761,307	1,006,860
13,000	FORTUNE REAL ESTATE INVESTMENT TRUST	5,158	5,977
44,000	FRASER AND NEAVE LTD.	92,102	150,970
10,000	HONG LEONG ASIA LTD.	26,217	32,453
13,000	JARDINE CYCLE & CARRIAGE LTD.	131,929	273,019
95,200	KEPPEL CORP. LTD.	437,381	620,624
28,000	OLAM INTERNATIONAL LTD.	32,014	51,839
44,000	OVERSEA-CHINESE BANKING CORP. LTD.	141,236	273,948
67,000	SEMBCORP INDUSTRIES LTD.	139,890	197,798
22,000	SEMBCORP MARINE LTD.	32,803	65,892
53,000	SIA ENGINEERING CO. LTD.	91,417	134,493
12,000	SINGAPORE AIRLINES LTD.	70,334	130,383
6,000	SINGAPORE AIRPORT TERMINAL SERVICES LTD.	9,257	11,366
13,000	SINGAPORE EXCHANGE LTD.	40,226	71,089
25,000	SINGAPORE PRESS HOLDINGS LTD.	41,026	68,265
23,000	SINGAPORE TECHNOLOGIES ENGINEERING LTD.	52,809	52,446
112,000	SINGAPORE TELECOMMUNICATIONS LTD.	184,276	253,790
25,000	UNITED OVERSEAS BANK LTD.	160,579	343,471
50,000	UOL GROUP LTD.	116,101	139,390
30,000	WILMAR INTERNATIONAL LTD.	137,044	143,679
		2,992,876	4,425,646	1.45%
South Korea:
900	CJ CORP.	48,814	53,613
9,470	DAEWOO SHIPBUILDING & MARINE ENGINEERING CO. LTD.	137,178	181,625
3,900	DAISHIN SECURITIES CO. LTD.(b)	49,482	54,289
1,420	DOOSAN CORP.	100,878	161,271
3,530	DOOSAN ENGINEERING & CONSTRUCTION CO. LTD.	18,145	19,187
4,860	GS HOLDINGS	115,157	172,244
7,820	HANA FINANCIAL GROUP, INC.	199,668	242,248
9,870	HANWHA CHEM CORP.	131,708	120,382
660	HONAM PETROCHEMICAL CORP.	46,228	66,207
1,270	HYUNDAI MIPO DOCKYARD	115,177	174,542
320	HYUNDAI MOBIS	27,527	42,423
2,580	HYUNDAI STEEL CO.	175,471	195,874
30	KCC CORP.	8,652	9,386
940	KOREA ZINC CO. LTD.	102,511	167,820
470	KT&G CORP.	27,160	26,004
620	LG CHEM LTD.	66,232	131,787
1,100	LG ELECTRONICS, INC.	100,585	111,803
16,956	LG TELECOM LTD.	111,947	115,693
351	LOTTE CHILSUNG BEVERAGE CO. LTD.	230,200	268,342
730	LOTTE SHOPPING CO. LTD.	158,759	211,622
180	NHN CORP.(b)	26,072	28,636
320	PACIFIC CORP.	27,999	37,333
370	SAMSUNG C&T CORP.	18,992	19,915
100	SAMSUNG FIRE & MARINE INSURANCE CO. LTD.(b)	14,349	16,041
2,200	SAMSUNG HEAVY INDUSTRIES CO. LTD.	46,082	51,235
180	SAMSUNG SDI CO. LTD.	22,415	22,590
30	SHINSEGAE CO. LTD.	13,756	14,185

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
South Korea (Cont’d):
100	SK ENERGY CO. LTD.	$10,439	10,738
2,270	SK HOLDINGS CO. LTD.	198,393	201,631
5,570	SK NETWORKS CO. LTD.	53,283	56,613
2,864	YOUNGONE CORP.	19,141	22,731
716	YOUNGONE HOLDINGS CO. LTD.	11,688	19,301
		2,434,088	3,027,311	0.99%
Spain:
928	ABENGOA S.A.	25,954	26,766
3,888	ABERTIS INFRAESTRUCTURAS S.A.	61,599	74,831
346	ACCIONA S.A.	36,569	38,372
5,493	ACERINOX S.A.	67,660	108,134
2,447	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	105,135	112,900
56,329	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	484,462	770,697
66,246	BANCO DE SABADELL S.A.	375,724	365,774
1,518	BANCO DE VALENCIA S.A.	11,083	9,677
3,485	BANCO PASTOR S.A.	24,171	20,217
39,714	BANCO POPULAR ESPANOL S.A.	277,551	292,336
198,089	BANCO SANTANDER S.A.	1,928,366	2,632,676
20,320	BANKINTER S.A.	213,507	169,062
135	CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES S.A.	58,674	79,499
15,374	CRITERIA CAIXACORP S.A.	47,978	76,186
5,333	EDP RENOVAVEIS S.A.(b)	49,407	41,669
2,531	ENAGAS	38,142	55,465
16,085	FERROVIAL S.A.	79,147	156,421
4,723	FOMENTO DE CONSTRUCCIONES Y CONTRATAS S.A.	176,603	172,906
2,763	GAMESA CORP. TECNOLOGICA S.A.	35,059	37,878
4,262	GAS NATURAL SDG S.A.	52,029	78,691
2,222	GRIFOLS S.A.	33,845	33,193
13,908	IBERDROLA RENOVABLES S.A.	53,405	57,763
58,791	IBERDROLA S.A.	438,460	498,272
4,941	INDITEX S.A.	202,632	325,703
630	INDRA SISTEMAS S.A.	12,890	12,917
43,420	MAPFRE S.A.	154,924	159,280
2,111	RED ELECTRICA CORP. S.A.	88,270	113,293
11,060	REPSOL YPF S.A.	198,814	261,866
86,040	TELEFONICA S.A.	1,793,122	2,038,318
981	ZARDOYA OTIS S.A.	15,577	17,000
		7,140,759	8,837,762	2.89%
Sweden:
4,550	ALFA LAVAL AB	35,782	66,985
7,400	ASSA ABLOY AB, CLASS B	89,466	144,812
9,200	ATLAS COPCO AB, CLASS A	72,813	142,704
4,000	ATLAS COPCO AB, CLASS B	31,058	56,063
18,068	BOLIDEN AB	174,347	258,239
15,000	ELECTROLUX AB, CLASS B	274,638	342,773
3,200	GETINGE AB, CLASS B	37,616	76,715
6,800	HENNES & MAURITZ AB, CLASS B	274,862	441,780
400	HOLMEN AB, CLASS B	8,156	10,775
921	HUFVUDSTADEN AB, CLASS A	7,618	7,876
17,500	HUSQVARNA AB, CLASS B(b)	64,201	127,242
11,800	INVESTOR AB, CLASS B(b)	161,783	226,341
3,000	KINNEVIK INVESTMENT AB, CLASS B	51,225	55,259
6,000	LUNDIN PETROLEUM AB(b)	50,171	50,814
18,000	MEDA AB, CLASS A	167,364	197,562
1,600	MILLICOM INTERNATIONAL CELLULAR S.A. SDR	87,461	143,148
200	MODERN TIMES GROUP AB, CLASS B	3,437	11,634
1,659	NCC AB, CLASS B	15,289	28,950
53,200	NORDEA BANK AB	356,653	524,962
2,140	SAAB AB, CLASS B	29,937	32,602
13,973	SANDVIK AB	86,678	174,650
7,800	SCANIA AB, CLASS B	65,585	123,365
2,200	SECURITAS AB, CLASS B	16,310	23,461
20,400	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A(b)	71,603	130,330
3,000	SKANSKA AB, CLASS B	25,978	54,511
13,800	SKF AB, CLASS B	141,836	245,209
5,400	SSAB AB, CLASS A	48,129	97,073

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Sweden (Cont’d):
3,200	SSAB AB, CLASS B	$54,552	51,941
41,976	SVENSKA CELLULOSA AB, CLASS B(b)	412,152	591,807
6,900	SVENSKA HANDELSBANKEN AB, CLASS A	116,989	202,207
18,300	SWEDBANK AB, CLASS A(b)	58,744	187,802
6,600	SWEDISH MATCH AB	95,099	157,767
3,900	TELE2 AB, CLASS B	34,548	65,085
45,000	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	406,347	474,273
30,500	TELIASONERA AB(b)	151,188	216,484
15,032	TRELLEBORG AB, CLASS B(b)	103,955	109,817
5,800	VOLVO AB, CLASS A(b)	29,472	57,434
15,200	VOLVO AB, CLASS B(b)	98,374	152,936
		4,011,416	6,063,388	1.98%
Switzerland:
41,343	ABB LTD. (REGISTERED)(b)	579,344	903,016
19,000	ABB LTD. ADR(b)	319,423	414,960
1,591	ACTELION LTD. (REGISTERED)(b)	73,405	72,383
29,642	ADECCO S.A. (REGISTERED)	1,309,896	1,682,562
2,727	ARYZTA A.G.	68,593	119,489
2,676	BALOISE-HOLDING A.G. (REGISTERED)	188,738	237,300
148	BKW FMB ENERGIE A.G.	11,039	10,998
8,185	COMPAGNIE FINANCIERE RICHEMONT S.A., CLASS A	130,638	316,955
19,185	CREDIT SUISSE GROUP A.G. (REGISTERED)	599,317	988,919
3,082	EFG INTERNATIONAL A.G.	32,625	53,491
3,728	GAM HOLDING LTD.	22,832	45,787
953	GEBERIT A.G. (REGISTERED)	83,492	170,555
1,446	GIVAUDAN S.A. (REGISTERED)	860,417	1,268,555
420	HELVETIA HOLDING A.G. (REGISTERED)	131,688	147,284
3,916	HOLCIM LTD. (REGISTERED)(b)	168,212	291,921
3,728	JULIUS BAER GROUP LTD.	78,764	135,241
967	KUEHNE & NAGEL INTERNATIONAL A.G. (REGISTERED)	57,750	97,857
63	LINDT & SPRUENGLI A.G. (PARTCIPATION CERTIFICATE)	108,277	149,077
1	LINDT & SPRUENGLI A.G. (REGISTERED)	17,927	27,077
6,301	LOGITECH INTERNATIONAL S.A. (REGISTERED)(b)	70,452	103,683
623	LONZA GROUP A.G. (REGISTERED)	50,135	50,814
91,162	NESTLE S.A. (REGISTERED)	3,248,882	4,668,818
2,629	NOBEL BIOCARE HOLDING A.G. (REGISTERED)	45,806	70,314
84,967	NOVARTIS A.G. (REGISTERED)	3,516,081	4,589,267
16,381	PANALPINA WELTTRANSPORT HOLDING A.G. (REGISTERED)	1,201,869	1,391,250
19,385	PARGESA HOLDING S.A. (BEARER)	1,349,195	1,645,463
2,629	PSP SWISS PROPERTY A.G. (REGISTERED)(b)	101,586	168,802
12,394	ROCHE HOLDING A.G. (GENUSSCHEIN)	1,602,744	2,010,050
755	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	34,888	66,450
3,800	SCHINDLER HOLDING A.G. (REGISTERED)	301,699	330,125
121	SGS S.A. (REGISTERED)	130,564	166,859
76	SIKA A.G. (BEARER)	110,622	128,302
648	SONOVA HOLDING A.G. (REGISTERED)	35,616	80,509
32,678	STMICROELECTRONICS N.V.	179,389	325,286
257	STRAUMANN HOLDING A.G. (REGISTERED)	41,380	63,983
1,872	SULZER A.G. (REGISTERED)	96,613	181,982
475	SWATCH GROUP (THE) A.G. (BEARER)	59,791	151,457
2,391	SWATCH GROUP (THE) A.G. (REGISTERED)	61,462	142,183
2,654	SWISS LIFE HOLDING A.G. (REGISTERED)(b)	201,157	348,618
1,850	SWISS PRIME SITE A.G. (REGISTERED)(b)	105,363	115,714
12,001	SWISS REINSURANCE CO. LTD. (REGISTERED)(b)	409,105	590,723
196	SWISSCOM A.G. (REGISTERED)	51,472	71,530
1,549	SYNGENTA A.G. (REGISTERED)	322,477	430,152
514	SYNTHES, INC.	62,857	64,153
1,901	TAMEDIA A.G. (REGISTERED)	113,489	155,053
65,277	TYCO ELECTRONICS LTD.	1,302,442	1,793,812
32,967	XSTRATA PLC(b)	249,475	624,588
3,649	ZURICH FINANCIAL SERVICES A.G.	656,321	935,447
		20,555,309	28,598,814	9.34%
Taiwan:
30,000	HON HAI PRECISION INDUSTRY CO. LTD. GDR (REGISTERED)	258,774	275,100

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2010

Shares	Secourity	Cost	Fair value (a)	Percent of net assets
Taiwan (Cont’d):
36,000	UNITED MICROELECTRONICS CORP. ADR(b)	$129,453	135,360
		388,227	410,460	0.13%
Turkey:
33,900	TURKCELL ILETISIM HIZMET A/S ADR	505,304	510,534
14,757	TURKIYE IS BANKASI(b)	—	46,273
32,000	TURKIYE IS BANKASI, CLASS C	139,567	104,137
		644,871	660,944	0.22%
United Kingdom:
52,662	3I GROUP PLC	232,331	232,710
2,834	ADMIRAL GROUP PLC	35,119	56,767
4,578	AMEC PLC	34,931	55,507
22,013	ANGLO AMERICAN PLC(b)	464,372	960,046
19,600	ANGLO AMERICAN PLC ADR(b)	333,272	424,144
4,811	ANTOFAGASTA PLC	33,978	75,927
3,799	ASSOCIATED BRITISH FOODS PLC	35,240	56,410
23,371	ASTRAZENECA PLC	827,028	1,042,324
7,700	ASTRAZENECA PLC ADR	341,392	344,344
2,131	AUTONOMY CORP. PLC(b)	36,969	58,952
45,007	AVIVA PLC	146,727	263,151
52,226	BAE SYSTEMS PLC	264,193	294,264
54,775	BALFOUR BEATTY PLC	236,159	242,878
287,293	BARCLAYS PLC	1,101,467	1,570,779
53,534	BG GROUP PLC	841,204	926,512
37,188	BHP BILLITON PLC	802,058	1,275,373
305,071	BP PLC	2,120,466	2,885,982
48,519	BRIT INSURANCE HOLDINGS N.V.	629,924	554,044
57,994	BRITISH AMERICAN TOBACCO PLC	1,497,265	1,999,041
53,454	BRITISH LAND CO. PLC	350,848	390,249
17,468	BRITISH SKY BROADCASTING GROUP PLC	116,486	159,575
2,692	BRITVIC PLC	17,713	18,955
132,209	BT GROUP PLC	159,975	248,575
5,069	BUNZL PLC	39,524	55,460
8,202	BURBERRY GROUP PLC	40,548	88,930
43,666	CABLE & WIRELESS COMMUNICATIONS PLC	37,084	36,676
43,666	CABLE & WIRELESS WORLDWIDE(b)	56,337	60,962
40,577	CAIRN ENERGY PLC(b)	155,293	256,769
16,980	CAPITA GROUP (THE) PLC	162,367	194,927
24,000	CARILLION PLC	103,294	119,020
5,873	CARNIVAL PLC	158,859	241,075
28,172	CARPETRIGHT PLC	322,941	342,006
82,257	CENTRICA PLC	290,637	366,858
5,600	CHARTER INTERNATIONAL PLC	66,498	63,777
11,669	COBHAM PLC	30,337	45,509
250,622	COMPASS GROUP PLC	1,468,339	2,000,464
45,000	COOKSON GROUP PLC(b)	274,831	373,189
8,400	CRODA INTERNATIONAL	117,448	119,439
10,882	DAVIS SERVICE GROUP PLC	67,933	69,835
138,732	DIAGEO PLC	1,924,605	2,328,400
44,570	DIMENSION DATA HOLDINGS PLC	58,487	61,717
33,724	DRAX GROUP PLC	218,378	191,193
17,000	EASYJET PLC(b)	68,995	118,384
2,760	EURASIAN NATURAL RESOURCES CORP.	15,790	49,924
3,153	F&C ASSET MANAGEMENT PLC	29,436	2,976
42,094	FIRSTGROUP PLC	220,674	229,319
9,699	G4S PLC	26,165	38,488
93,189	GLAXOSMITHKLINE PLC	1,432,456	1,789,586
12,300	GLAXOSMITHKLINE PLC ADR	464,571	473,796
2,250	GREENE KING PLC	15,207	15,303
17,505	HAMMERSON PLC	69,535	104,501
36,031	HAYS PLC	49,874	59,324
225,211	HOME RETAIL GROUP PLC	980,314	926,157
296,420	HSBC HOLDINGS PLC	2,008,860	3,004,760
47,114	ICAP PLC	306,383	267,248
11,465	IMI PLC	43,254	114,827
18,809	IMPERIAL TOBACCO GROUP PLC	441,612	573,704
342,000	INCHCAPE PLC(b)	163,771	152,996
4,344	INMARSAT PLC	50,991	49,835

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
6,290	INTERCONTINENTAL HOTELS GROUP PLC	$49,219	98,505
20,434	INTERNATIONAL POWER PLC	61,912	98,886
12,127	INVENSYS PLC	29,802	62,698
8,249	INVESTEC PLC	57,891	67,471
98,470	ITV PLC(b)	52,339	90,777
29,306	J. SAINSBURY PLC	141,007	145,689
6,694	JOHNSON MATTHEY PLC	143,940	177,360
4,109	KAZAKHMYS PLC(b)	31,447	95,214
162,673	KINGFISHER PLC	509,912	529,256
26,728	LADBROKES PLC	75,304	64,490
64,858	LANCASHIRE HOLDINGS LTD.	497,453	473,800
15,511	LAND SECURITIES GROUP PLC	113,585	159,586
376,802	LEGAL & GENERAL GROUP PLC	436,334	503,464
6,025	LIBERTY INTERNATIONAL PLC	30,406	46,034
1,553,804	LLOYDS BANKING GROUP PLC(b)	1,312,779	1,480,043
112,000	LOGICA PLC	223,591	231,994
15,627	LONDON STOCK EXCHANGE GROUP PLC	182,319	168,487
1,021	LONMIN PLC(b)	17,874	31,576
114,062	MAN GROUP PLC	547,596	418,007
25,083	MARKS & SPENCER GROUP PLC	101,882	140,872
55,840	MEGGITT PLC	173,197	259,040
16,000	MICHELLS & BUTLERS PLC(b)	70,299	76,967
12,000	MILLENNIUM & COPTHORNE HOTELS PLC	75,270	88,336
30,000	MONDI PLC	68,373	211,280
18,000	NATIONAL EXPRESS GROUP PLC	57,691	62,551
47,737	NATIONAL GRID PLC	408,170	464,705
2,148	NEXT PLC	36,823	70,537
211,185	OLD MUTUAL PLC(b)	251,201	392,577
9,411	PEARSON PLC	97,880	147,952
2,968	PETROFAC LTD.	48,972	54,137
37,653	PRUDENTIAL PLC	197,463	312,831
364,620	QINETIQ GROUP PLC	762,678	741,432
868	RANDGOLD RESOURCES LTD.	57,706	66,057
169,000	RAVEN RUSSIA LTD.	138,165	130,151
9,239	RECKITT BENCKISER GROUP PLC	360,757	507,107
136,051	REED ELSEVIER PLC	1,068,103	1,084,927
34,634	RESOLUTION LTD.(b)	48,777	43,070
28,541	REXAM PLC	122,429	126,857
22,251	RIO TINTO PLC	635,826	1,318,549
1,700	RIO TINTO PLC ADR	271,697	402,441
27,303	ROLLS-ROYCE GROUP PLC(b)	114,815	246,728
248,250	ROYAL BANK OF SCOTLAND GROUP PLC(b)	114,766	165,755
40,053	RSA INSURANCE GROUP PLC	76,424	77,495
13,128	SABMILLER PLC	190,619	384,886
34,483	SAGE GROUP (THE) PLC	112,497	125,115
102,620	SAVILLS PLC	501,195	541,922
3,966	SCHRODERS PLC	45,826	84,678
11,992	SCOTTISH & SOUTHERN ENERGY PLC	191,679	200,357
10,277	SEGRO PLC	36,889	49,842
7,999	SERCO GROUP PLC	42,799	72,952
8,140	SEVERN TRENT PLC	132,939	147,611
67,850	SIGNET JEWELERS LTD.(b)	1,431,408	2,194,269
14,044	SMITH & NEPHEW PLC	98,628	139,911
2,453	SMITHS GROUP PLC	28,519	42,287
11,900	SOCO INTERNATIONAL PLC(b)	284,487	298,682
15,000	SPORTS DIRECT INTERNATIONAL PLC(b)	24,122	24,378
32,653	STANDARD CHARTERED PLC	488,273	890,672
31,857	STANDARD LIFE PLC	83,454	96,830
1,200	STOLT-NIELSEN S.A.	18,522	19,682
34,041	TATE & LYLE PLC	227,297	234,626
125,666	TESCO PLC	626,514	830,390
55,457	THOMAS COOK GROUP PLC	200,349	227,051
17,601	TOMKINS PLC	28,936	63,034
14,400	TRAVIS PERKINS PLC(b)	146,730	178,857
47,072	TUI TRAVEL PLC	185,703	215,365
2,850	TULLET PREBON PLC	12,111	15,124
13,060	TULLOW OIL PLC	186,044	247,730
35,747	UNILEVER PLC	811,210	1,049,655

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
48,679	UNILEVER PLC ADR	$1,233,703	1,425,321
2,333	UNITED BUSINESS MEDIA LTD.	13,794	19,419
8,787	UNITED UTILITIES GROUP PLC	62,187	74,538
9,943	VEDANTA RESOURCES PLC	320,924	418,854
22,337	VITEC GROUP (THE) PLC	110,273	137,280
928,295	VODAFONE GROUP PLC	1,671,709	2,141,191
994	WHITBREAD PLC	10,069	22,234
42,339	WM MORRISON SUPERMARKETS PLC	156,009	188,571
4,513	WOLSELEY PLC(b)	70,476	109,027
23,432	WPP PLC	141,019	242,860
		42,441,732	54,414,735	17.78%

United States:
25,625	ARCH CAPITAL GROUP LTD.(b)	1,553,311	1,953,906
5,526	BROOKFIELD PROPERTIES CORP.	35,639	84,879
6,080	GERDAU AMERISTEEL CORP.(b)	19,730	47,606
3,384	KRAFT FOODS, INC., CLASS A	10,684	102,332
5,729	THOMSON REUTERS CORP.	151,051	207,963
1,676	THOMSON REUTERS CORP. (TORONTO EXCHANGE)	36,183	60,991
		1,806,598	2,457,677	0.80%
Preferred:Stocks:
Brazil:
14,800	PETROLEO BRASILEIRO S.A. ADR	499,840	585,932
16,600	VALE S.A. ADR	282,398	460,816
		782,238	1,046,748	0.34%
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G. (NON VOTING)	49,612	53,834
1,114	FRESENIUS S.E.	51,175	84,108
2,360	HENKEL A.G. & CO. KGAA	60,940	127,055
1,391	PORSCHE AUTOMOBIL HOLDING S.E.	75,418	84,891
861	RWE A.G.	54,598	70,810
2,169	VOLKSWAGEN A.G.	133,556	198,916
		425,299	619,614	0.20%
Corporate:Bonds:
United Kingdom:
210,449	HSBC BANK PLC(b) 0.00%, 9/25/11	1,054,459	1,047,362
		1,054,459	1,047,362	0.34%
Rights:
Australia: :
717	LEND LEASE CORP.(b)	—	—
Germany:
19	VOLKSWAGEN A.G.(b)	—	117
Spain:
3,485	BANCO PASTOR S.A.(b)	—	452
		—	569	0.00%
Warrants:
France: :
440	FONCIERE DES REGIONS, EXP. 12/31/10, STRIKE 65.00 EURO(b)	—	493
(eb)
Italy:

11,384	UNIONE DI BANCHE ITALIANE SCPA, EXP. 6/30/11, STRIKE 12.30 EURO(b)	—	569
		—	1,062	0.00%
	Grand total (e)	$228,968,442	300,523,330	98.17%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2010

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. - Foreign security values are stated in U.S. dollars.

(b)	Currently non-income producing assets.
(c)

Restricted security that has been deemed illiquid. - At -March 31, 2010, the value of these restricted securities amounted to approximately $262,826 or 0.09% of net assets. - Additional information on each restricted security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	AQUISITION COST
AGNICO-EAGLE MINES LTD.	3/18/09 - 10/1/09	65,709
INMET MINING CORP.	5/22/09 - 12/4/09	151,525
PETROBANK ENERGY & RESOURCES LTD.	9/14/09 - 10/1/09	28,042

(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may not be publicly sold without registration under the Securities Act of 1933. - The value of this security is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Board of Trustees of the Fund.

(e)

At -March 31, 2010, the cost for Federal income tax purposes was $228,968,442. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$73,477,572
Gross unrealized depreciation	(1,922,684)
Net unrealized appreciation	$71,554,888

At March 31, 2010, the industry sectors for the Clearwater International Fund were:

Industry Sector	Percent of Investments
Consumer Discretionary	12.77%
Consumer Staples	9.28
Energy	8.13
Financials	24.57
Health Care	7.04
Industrials	13.22
Information Technology	6.35
Materials	11.26
Telecommunication Services	3.74
Utilities	3.64
100.00%

At March 31, 2010, the Clearwater International Fund’s investments -were denominated in the following currencies:

Concentration by Currency	Percent of Investments
Euro	25.49%
Japanese Yen	18.97
British Pound	18.46
United States Dollar	12.74
Swiss Franc	8.47
Austrialan Dollar	5.99
All other currencies less than 5%	9.88
100.00%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2010

At March 31, 2010, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:

Contracts To Deliver Currency	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Gain (Loss)
Australian Dollar	3,664	United States Dollar	3,362	4/1/10	$(1)
British Pound	833	United States Dollar	1,254	4/1/10	(10)
Euro	57,376	United States Dollar	76,907	4/1/10	(588)
Japanese Yen	1,055,226	United States Dollar	11,375	4/1/10	88
Swedish Krona	208,000	Euro	21,305	4/1/10	(31)
Swiss Franc	4,719	United States Dollar	4,421	4/1/10	(55)
Unites States Dollar	315,298	British Pound	210,535	4/1/10	4,188
Japanese Yen	5,320,000	United States Dollar	56,898	4/2/10	(6)
Japanese Yen	462,004	United States Dollar	4,970	4/5/10	29
Euro	24,784	United States Dollar	33,221	4/6/10	(254)
Swedish Krona	621,000	British Pound	56,780	4/6/10	155
Swiss Franc	16,000	British Pound	9,950	4/6/10	(77)
United States Dollar	14,604	British Pound	9,688	4/6/10	96
					$3,534

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater International Fund
March 31, 2010

Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using an evaluated price from a third party provider. Evaluated prices may be determined by factors which include, but are not limited to, market quotations, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00 pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s assets carried at fair value:

Investment Type	Level 1 Quoted Prices		Level 2 Other Significant Observable Inputs*	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$297,807,975	(1)	$—	—	$297,807,975
Preferred Stocks	1,666,362	(1)	—	—	1,666,362
Corporate Bonds	—		—	1,047,362	1,047,362
Rights	569		—	—	569
Warrants	1,062		—	—	1,062
Forward Foreign Currency Exchange Contracts	—		4,556	—	4,556
Total Assets	$299,475,968		$4,556	$1,047,362	$300,527,886

Liabilities
Forward Foreign Currency Exchange Contracts	$—		$(1,022)	$—	$(1,022)
Total Liabilities	$—		$(1,022)	$—	$(1,022)

(1)   Classifications as defined in the Schedule of Investments and on the Industry Sector table.

*     The fair value of $253,288,323 transferred out of Level 2 to Level 1 during the period, which is measured using the fair value as of the end of the period for transfers out. For the foreign equity securities, the Fund’s valuation procedures set forth certain triggers which instruct the accounting services provider when to use the fair valuation model. Based on the established procedures, the triggers were met on December 31, 2009, and as a result, certain foreign equity holdings of the Fund received a fair value and were therefore categorized as Level 2 investments. Since the fair value trigger was not met on March 31, 2010, there was no fair value override and prices were considered Level 1 investments; thereby explaining the transfer from Level 2 to Level 1 during the period from December 31, 2009 to March 31, 2010.

CLEARWATER INVESTMENT TRUST
Clearwater International Fund
March 31, 2010

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 12/31/09	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET PURCHASES (SALES)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3*	BALANCE AS OF 3/31/10
Common Stock
Energy	$421,737	$—	$43,113	$134,916	$(599,766)	$—
Industrials	188,354	—	(3,388)	—	(184,966)	—
Information Technology	160,485	—	(4,716)	119,331	(275,100)	—
Corporate Bonds	995,466	—	51,896	—	—	1,047,362
Total	$1,766,042	$—	$86,905	$254,247	$(1,059,832)	$1,047,362

*

The value of Net Transfers In and/or Out of Level 3 were measured using the -fair value as of the beginning of the period for transfers in and the -fair value as of the end of the period for transfers out.

The amount of change in net -unrealized -gain on investments in Level 3 securities still held at March 31, 2010, -was approximately -$51,896.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in rule 30a-3(d)under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
[See General Instruction F]

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CLEARWATER INVESTMENT TRUST

By: (Signature and Title)*	/s/George H. Weyerhaeuser, Jr.

George H. Weyerhaeuser, Jr.

Chief Executive Officer and Treasurer

Date: May 24, 2010

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)*	/s/George H. Weyerhaeuser, Jr.

George H. Weyerhaeuser, Jr.

Chief Executive Officer

Date: May 24, 2010

By: (Signature and Title)*	/s/George H. Weyerhaeuser, Jr.

George H. Weyerhaeuser, Jr.

Treasurer

Date: May 24, 2010

*Print the name and title of each signing officer under his or her signature.